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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

Gregory J. Lyons, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2009 to February 28, 2010

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Semiannual Report

February 28, 2010

SSgA Funds
Life SolutionsSM Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,055.40	$1,022.56
Expenses Paid During Period *	$2.29	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,052.60	$1,019.49
Expenses Paid During Period *	$5.45	$5.36

* Expenses are equal to the Fund's expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund
3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.0%
Bonds - 35.5%
SPDR Barclays Capital Aggregate Bond ETF	102,898	5,691
SPDR Barclays Capital TIPS ETF	1,190	61
SSgA Bond Market Fund	500,448	4,274
SSgA High Yield Bond Fund	9,962	77
		10,103
Domestic Equities - 52.5%
SSgA Core Edge Equity Fund	653,923	5,257
SSgA Enhanced Small Cap Fund	55,048	454
SSgA S&P 500 Index Fund	482,207	8,781
SSgA Small Cap Fund	25,325	415
		14,907
International Equities - 11.9%
SSgA Emerging Markets Fund	15,209	276
SSgA International Stock Selection Fund	339,306	3,108
		3,384
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	32,421	32
Total Investments - 100.0% (identified cost $25,841)		28,426
Other Assets and Liabilities, Net - (0.0%)		(10)
Net Assets - 100.0%		28,416

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund
5

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SSgA Life Solutions
Growth Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,062.50	$1,022.56
Expenses Paid During Period *	$2.30	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,060.60	$1,019.89
Expenses Paid During Period *	$5.06	$4.96

* Expenses are equal to the Fund's expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
7

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 15.8%
SPDR Barclays Capital Aggregate Bond ETF	9,745	539
SPDR Barclays Capital TIPS ETF	220	11
SSgA Bond Market Fund	41,627	356
SSgA High Yield Bond Fund	2,004	15
		921
Domestic Equities - 67.3%
SSgA Core Edge Equity Fund	183,340	1,474
SSgA Enhanced Small Cap Fund	14,811	122
SSgA S&P 500 Index Fund	121,700	2,216
SSgA Small Cap Fund	7,304	120
		3,932
International Equities - 16.9%
SSgA Emerging Markets Fund	3,157	57
SSgA International Stock Selection Fund	101,691	932
		989
Short-Term Investments - 0.1%
SSgA Money Market Fund	7	—	±
SSgA Prime Money Market Fund	5,221	5
		5
Total Investments - 100.1% (identified cost $5,086)		5,847
Other Assets and Liabilities, Net - (0.1%)		(6)
Net Assets - 100.0%		5,841

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund
9

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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,048.80	$1,022.56
Expenses Paid During Period *	$2.29	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,045.30	$1,020.23
Expenses Paid During Period *	$4.67	$4.61

* Expenses are equal to the Fund's expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
11

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 56.7%
SPDR Barclays Capital Aggregate Bond ETF	24,396	1,349
SPDR Barclays Capital TIPS ETF	190	10
SSgA Bond Market Fund	99,940	854
SSgA High Yield Bond Fund	1,300	10
		2,223
Domestic Equities - 36.4%
SSgA Core Edge Equity Fund	58,740	472
SSgA Enhanced Small Cap Fund	3,581	30
SSgA S&P 500 Index Fund	49,086	894
SSgA Small Cap Fund	1,765	29
		1,425
International Equities - 7.0%
SSgA Emerging Markets Fund	2,147	39
SSgA International Stock Selection Fund	25,890	237
		276
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	4,488	4
Total Investments - 100.2% (identified cost $3,533)		3,928
Other Assets and Liabilities, Net - (0.2%)		(8)
Net Assets - 100.0%		3,920

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund
13

SSgA
Life Solutions Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$25,841	$5,086	$3,533
Investments, at market	28,426	5,847	3,928
Receivables:
Investments sold	—	1	13
Fund shares sold	11	7	—
From Advisor	6	10	7
Prepaid expenses	9	8	8
Total assets	28,452	5,873	3,956
Liabilities
Payables:
Investments purchsed	5	—	10
Fund shares redeemed	—	3	—
Accrued fees to affiliates	15	13	12
Other accrued expenses	16	16	14
Total liabilities	36	32	36
Net Assets	$28,416	$5,841	$3,920
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$82	$18	$70
Accumulated net realized gain (loss)	(8,961)	(5,220)	(2,255)
Unrealized appreciation (depreciation) on investments	2,585	761	395
Shares of beneficial interest	3	1	—
Additional paid-in capital	34,707	10,281	5,710
Net Assets	$28,416	$5,841	$3,920
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$10.66	$10.37	$10.36
Net assets	$27,390,826	$5,345,076	$3,111,826
Shares outstanding ($.001 par value)	2,569,647	515,243	300,513
Net asset value per share: Class R*	$10.67	$10.38	$10.25
Net assets	$1,025,620	$495,830	$808,297
Shares outstanding ($.001 par value)	96,112	47,789	78,826

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
14

SSgA
Life Solutions Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$463	$81	$80
Expenses
Fund accounting fees	16	15	16
Distribution fees - Institutional Class	3	1	1
Distribution fees - Class R	—	—	1
Transfer agent fees	31	31	31
Professional fees	13	13	13
Registration fees	16	16	15
Shareholder servicing fees - Institutional Class	4	3	2
Shareholder servicing fees - Class R	3	2	1
Printing fees	6	2	1
Miscellaneous	4	3	2
Expenses before reductions	96	86	83
Expense reductions	(32)	(71)	(73)
Net expenses	64	15	10
Net investment income (loss)	399	66	70
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	174	45	51
Net change in unrealized appreciation (depreciation) on investments	860	246	56
Net realized and unrealized gain (loss)	1,034	291	107
Net Increase (Decrease) in Net Assets from Operations	$1,433	$357	$177

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
15

SSgA
Life Solutions Funds

Statements of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund
Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399	$561	$66	$159
Net realized gain (loss)	174	(4,899)	45	(3,154)
Net change in unrealized appreciation (depreciation)	860	1,379	246	185
Net increase (decrease) in net assets from operations	1,433	(2,959)	357	(2,810)
Distributions
From net investment income
Institutional Class	(508)	(725)	(105)	(175)
Class R	(14)	(14)	(8)	(4)
From net realized gain
Institutional Class	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets from distributions	(522)	(739)	(113)	(179)
Share Transactions
Net increase (decrease) in net assets from share transactions	2,105	171	(168)	(3,216)
Total Net Increase (Decrease) in Net Assets	3,016	(3,527)	76	(6,205)
Net Assets
Beginning of period	25,400	28,927	5,765	11,970
End of period	$28,416	$25,400	$5,841	$5,765
Undistributed (overdistributed) net investment income included in net assets	$82	$205	$18	$65

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
16

	Life Solutions Income and Growth Fund
Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70	$133
Net realized gain (loss)	51	(935)
Net change in unrealized appreciation (depreciation)	56	341
Net increase (decrease) in net assets from operations	177	(461)
Distributions
From net investment income
Institutional Class	(89)	(292)
Class R	(20)	(13)
From net realized gain
Institutional Class	—	(6)
Class R	—	—
Net decrease in net assets from distributions	(109)	(311)
Share Transactions
Net increase (decrease) in net assets from share transactions	(90)	(3,138)
Total Net Increase (Decrease) in Net Assets	(22)	(3,910)
Net Assets
Beginning of period	3,942	7,852
End of period	$3,920	$3,942
Undistributed (overdistributed) net investment income included in net assets	$70	$109

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
17

SSgA
Life Solutions Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
February 28, 2010*	10.30	.16	.41	.57	(.21)	—	(.21)
August 31, 2009	11.52	.22	(1.15)	(.93)	(.29)	—	(.29)
August 31, 2008	13.18	.53	(1.64)	(1.11)	(.55)	—	(.55)
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
Class R
February 28, 2010*	10.28	.13	.41	.54	(.15)	—	(.15)
August 31, 2009	11.42	.15	(1.13)	(.98)	(.16)	—	(.16)
August 31, 2008	13.05	.45	(1.60)	(1.15)	(.48)	—	(.48)
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
Life Solutions Growth Fund
Institutional Class
February 28, 2010*	9.95	.12	.50	.62	(.20)	—	(.20)
August 31, 2009	11.82	.20	(1.89)	(1.69)	(.18)	—	(.18)
August 31, 2008	13.77	.64	(2.01)	(1.37)	(.58)	—	(.58)
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
Class R
February 28, 2010*	9.94	.09	.51	.60	(.16)	—	(.16)
August 31, 2009	11.77	.10	(1.84)	(1.74)	(.09)	—	(.09)
August 31, 2008	13.67	.47	(1.88)	(1.41)	(.49)	—	(.49)
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2010*	10.16	.19	.30	.49	(.29)	—	(.29)
August 31, 2009	11.04	.28	(.55)	(.27)	(.59)	(.01)	(.61)
August 31, 2008	12.51	.50	(1.29)	(.79)	(.52)	(.16)	(.68)
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
Class R
February 28, 2010*	10.07	.17	.28	.45	(.27)	—	(.27)
August 31, 2009	10.97	.15	(.49)	(.34)	(.55)	(.01)	(.56)
August 31, 2008	12.39	.44	(1.25)	(.81)	(.45)	(.16)	(.61)
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)

*  For the six months ended February 28, 2010 (unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f)  May reflect amounts waived and/or reimbursed by the investment advisor.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
18

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)	% Portfolio turnover rate(c)
Life Solutions Balanced Fund
Institutional Class
February 28, 2010*	10.66	5.54	27,391	.45	.69	1.48	14
August 31, 2009	10.30	(7.79)	24,411	.45	.78	2.37	73
August 31, 2008	11.52	(8.73)	27,962	.44	.45	4.27	94
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	29
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	32
Class R
February 28, 2010*	10.67	5.26	1,025	1.07	1.31	1.18	14
August 31, 2009	10.28	(8.42)	989	1.06	1.38	1.64	73
August 31, 2008	11.42	(9.10)	965	.98	.99	3.71	94
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	29
August 31, 2005	11.91	10.66	30	.81	.81	.45	32
Life Solutions Growth Fund
Institutional Class
February 28, 2010*	10.37	6.25	5,345	.45	2.89	1.13	14
August 31, 2009	9.95	(14.12)	5,282	.45	2.30	2.21	82
August 31, 2008	11.82	(10.38)	11,379	.45	.72	4.97	75
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	30
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	29
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25
Class R
February 28, 2010*	10.38	6.06	496	.99	3.43	.87	14
August 31, 2009	9.94	(14.65)	483	1.17	3.02	1.10	82
August 31, 2008	11.77	(10.65)	591	.85	1.12	3.72	75
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	30
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	29
August 31, 2005	11.75	13.19	20	.74	.76	.68	25
Life Solutions Income and Growth Fund
Institutional Class
February 28, 2010*	10.36	4.88	3,112	.45	4.26	1.85	30
August 31, 2009	10.16	(1.73)	3,268	.45	3.52	2.99	81
August 31, 2008	11.04	(6.59)	7,604	.45	1.10	4.33	99
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	32
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35
Class R
February 28, 2010*	10.25	4.53	808	.92	4.73	1.63	30
August 31, 2009	10.07	(2.42)	674	1.30	4.37	1.62	81
August 31, 2008	10.97	(6.80)	248	.86	1.53	3.81	99
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	32
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
19

SSgA
Life Solutions Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a "Fund" and collectively referred to as the "Funds." Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor") or its affiliates. This arrangement is referred to as a "fund of funds." The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA Core Edge Equity Fund
SSgA Enhanced Small Cap
SSgA S&P 500 Index Fund
SSgA Small Cap Fund
International Equities
SSgA Emerging Markets Fund
SSgA International Stock Selection Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA Prime Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

Notes to Financial Statements
20

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index.

SSgA Core Edge Equity Fund

To achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the Advisor, have underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the Advisor, have deteriorating business fundamentals and/or valuations.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in smaller capitalization equity securities.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Notes to Financial Statements
21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Security Valuation

Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the NAV per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
22

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 —quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010 were level one for all funds.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2009, the capital loss carryovers and expiration dates are as follows:

	Expiration Year
	08/31/2011	08/31/2012	08/31/2017	Total
Balanced Fund	$203,577	$609,595	$2,853,693	$3,666,865
Growth Fund	1,740,113	—	33,733	1,773,846
Income and Growth Fund	—	—	1,397,986	1,397,986

As of February 28, 2010, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced Fund	Growth Fund	Income and Growth Fund
Cost of Investments for Tax Purposes	$27,491,860	$5,710,056	$3,878,862
Gross Tax Unrealized Appreciation	1,089,391	164,756	48,821
Gross Tax Unrealized Depreciation	(155,279)	(27,776)	—
Net Tax Unrealized Appreciation (Depreciation)	$934,112	$136,980	$48,821

Notes to Financial Statements
23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009 in the amount of $3,862,564, $2,879,079 and $567,151 for the Balanced Fund, Growth Fund and Income and Growth Fund, respectively, and treat it as arising in the fiscal year 2010.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

During the period ended February 28, 2010, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$5,808,081	$3,828,922
Growth Fund	844,461	1,120,395
Income and Growth Fund	1,170,893	1,322,448

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

Notes to Financial Statements
24

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class.

The Advisor has contractually agreed to waive up to the full amount of the Funds' advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Balanced Fund Institutional Class and Class R for the period ended February 28, 2010 was $30,793 and $1,176, respectively. The total amount of the waiver for the Growth Fund Institutional Class and Class R for the period ended February 28, 2010 was $65,278 and $6,000, respectively. The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the period ended February 28, 2010 was $58,264 and $14,392, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2010, $42,130 of the Central Fund's net assets represents investments by these Funds, and $62,506,637 represents the investments of other Investment Company funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. As of February 28, 2010, there were no custody credits.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo").

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for

Notes to Financial Statements
25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts. Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2010, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	Global Markets
Balanced Fund	$746
Growth Fund	89
Income and Growth Fund	5

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to service organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2010.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years as long as the R Plan is in effect. There were no carryover expenses as of February 28, 2010.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2010, this amounted to:

Funds	Global Markets
Balanced Fund	$247
Growth Fund	123
Income and Growth Fund	189

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
26

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,000	$2,061	$1,968
Distribution fees	1,338	—	—
Shareholder servicing fees	1,163	620	347
Transfer agent fees	10,109	10,179	10,080
	$14,610	$12,860	$12,395

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (one of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	2	84.5
Growth	2	69.5
Income and Growth	1	66.2

Transactions With Affiliated Companies

A company is an affiliate of the Fund within the meaning of the Investment Company Act of 1940 if, among other things, the Fund owns at least 5% of the voting securities of the company or if the Fund and the company are under common control. Each Underlying Fund is an affiliate of the Fund. Transactions with the Underlying Funds during the period ended February 28, 2010 were as follows:

	Market Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Balanced Fund
SPDR Barclays Capital Aggregate Bond ETF	$5,691,288	$—	$1,979,937	$41,478	$237,496
SPDR Barclays Capital TIPS ETF	61,035	—	—	—	1,129
SSgA Bond Market	4,273,825	2,673,973	467,186	(543)	52,514
SSgA Core Edge Equity	5,257,545	403,402	213,013	(43,618)	187
SSgA Emerging Markets	275,593	11,841	185,701	117,211	11,841
SSgA Enhanced Small Cap	453,596	293,086	—	—	1,086
SSgA High Yield Bond	76,809	5,642	156,142	42,417	5,642
SSgA International Stock Selection	3,108,043	896,824	56,673	317	78,931
SSgA Money Market	—	9,947	32,421	3	3
SSgA Prime Money Market	32,421	32,421	—	—	1
SSgA S&P 500 Index	8,780,993	1,223,902	596,469	16,539	73,901
SSgA Small Cap	414,824	266,990	—	—	—
	$28,425,972	$5,818,028	$3,687,542	$173,804	$462,731

Notes to Financial Statements
27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

	Market Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Growth
SPDR Barclays Capital Aggregate Bond ETF	$538,996	$—	$271,857	$7,525	$23,952
SPDR Barclays Capital TIPS ETF	11,284	—	—	—	209
SSgA Bond Market	355,498	374,844	296,483	1,289	5,026
SSgA Core Edge Equity	1,474,055	52,484	147,801	(29,958)	56
SSgA Emerging Markets	57,210	2,494	46,247	30,498	2,494
SSgA Enhanced Small Cap	122,045	59,969	5,348	772	469
SSgA High Yield Bond	15,448	1,252	38,341	10,919	1,252
SSgA International Stock Selection	931,493	200,124	71,432	4,858	26,289
SSgA Money Market	7	1,038	7,407	—	1
SSgA Prime Money Market	5,221	5,221	—	—	—
SSgA S&P 500 Index	2,216,148	95,294	196,539	18,563	20,377
SSgA Small Cap	119,631	58,000	1,782	99	—
	$5,847,036	$850,720	$1,083,237	$44,565	$80,125
Income and Growth
SPDR Barclays Capital Aggregate Bond ETF	$1,349,343	$—	$469,806	$13,705	$52,486
SPDR Barclays Capital TIPS ETF	9,745	—	—	—	180
SSgA Bond Market	853,484	780,949	419,361	4,290	10,891
SSgA Core Edge Equity	472,272	41,539	90,763	(13,610)	18
SSgA Emerging Markets	38,907	6,674	33,777	19,802	1,674
SSgA Enhanced Small Cap	29,511	28,532	4,393	12	32
SSgA High Yield Bond	10,024	799	23,347	8,083	799
SSgA International Stock Selection	237,149	132,095	54,404	1,828	5,900
SSgA Money Market	—	1,507	5,967	—	—
SSgA Prime Money Market	4,488	4,488	—	—	—
SSgA S&P 500 Index	893,849	151,305	170,174	17,313	7,924
SSgA Small Cap	28,911	29,000	4,871	129	—
	$3,927,683	$1,176,888	$1,276,863	$51,552	$79,904

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Balanced Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Institutional
Proceeds from shares sold	217	657	$2,301	$6,281
Proceeds from reinvestment of distributions	48	78	508	725
Payments for shares redeemed	(67)	(792)	(704)	(6,947)
	198	(57)	2,105	59
Class R
Proceeds from shares sold	7	43	$70	$398
Proceeds from reinvestment of distributions	1	1	14	14
Payments for shares redeemed	(8)	(33)	(84)	(300)
	—	11	—	112
Total net increase (decrease)	198	(46)	$2,105	$171

Notes to Financial Statements
28

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Growth Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Institutional
Proceeds from shares sold	30	167	$307	$1,478
Proceeds from reinvestment of distributions	10	20	104	175
Payments for shares redeemed	(57)	(618)	(572)	(4,853)
	(17)	(431)	(161)	(3,200)
Class R
Proceeds from shares sold	4	15	$37	$130
Proceeds from reinvestment of distributions	1	—	8	4
Payments for shares redeemed	(5)	(17)	(52)	(150)
	—	(2)	(7)	(16)
Total net increase (decrease)	(17)	(433)	$(168)	$(3,216)
Income and Growth Fund
Institutional
Proceeds from shares sold	35	109	$384	$1,035
Proceeds from reinvestment of distributions	9	33	89	298
Payments for shares redeemed	(67)	(510)	(685)	(4,873)
	(23)	(368)	(212)	(3,540)
Class R
Proceeds from shares sold	18	89	$180	$806
Proceeds from reinvestment of distributions	2	1	20	12
Payments for shares redeemed	(8)	(46)	(78)	(416)
	12	44	122	402
Total net increase (decrease)	(11)	(324)	$(90)	$(3,138)

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short—term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2010, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

7.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

8. Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
30

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
33

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
34

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
35

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
36

LSSAR-02/10 (53093)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 28, 2010

SSgA Funds
Money Market Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA
Money Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,000.10	$1,023.16
Expenses Paid During Period *	$1.64	$1.66

* Expenses are equal to the Fund's expense ratio of 0.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to the Financial Statements detail the fees incurred for participation in this program.

Money Market Fund
3

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SSgA
Money Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 6.0%
Newport Funding Corp. (l)	100,000	0.180	03/22/10	99,990
Solitaire Funding LLC (l)	140,000	0.250	05/18/10	139,924
Straight-A Funding LLC (l)	125,102	0.190	05/10/10	125,056
Straight-A Funding LLC (l)	85,091	0.190	05/14/10	85,058
Total Asset-Backed Commercial Paper (amortized cost $450,028)				450,028
Corporate Bonds and Notes - 9.5%
Bank of America Corp. (next reset date 03/29/10) (Ê)	50,000	0.329	01/27/11	50,000
Bank of America Corp. (l)	200,000	0.400	03/19/10	200,000
Bank of America Corp. (next reset date 03/02/10) (Ê)	110,000	0.284	06/02/10	110,000
Bank of America Corp. (next reset date 04/22/10) (Ê)	32,000	0.499	03/21/11	32,000
Commonwealth Bank of Australia (next reset date 04/27/10) (Ê)(l)	24,000	0.249	02/28/11	24,000
Nordea Bank AB (next reset date 05/18/10) (Ê)(l)	74,000	0.280	03/15/11	74,000
Procter & Gamble International Funding SCA (Ê)	20,000	0.259	05/07/10	20,000
Rabobank (next reset date 05/17/10) (Ê)(l)	80,000	0.250	03/16/11	80,000
Svenska Handelsbanken AB (next reset date 04/15/10) (Ê)(l)	62,000	0.281	02/11/11	62,000
Svenska Handelsbanken AB (next reset date 05/10/10) (Ê)(l)	26,000	0.280	03/09/11	26,000
Westpac Banking Corp. (next reset date 04/28/10) (Ê)	27,000	0.249	02/28/11	27,000
Total Corporate Bonds and Notes (amortized cost $705,000)				705,000
Domestic Certificates of Deposit - 0.6%
Bank of America Corp.	41,000	0.480	03/10/10	41,000
Total Domestic Certificates of Deposit (amortized cost $41,000)				41,000
Domestic Commercial Paper - 2.0%
General Electric Capital Corp.	47,000	0.290	07/19/10	46,947
JPMorgan Chase & Co. (l)	100,000	0.290	04/06/10	99,971
Total Domestic Commercial Paper (amortized cost $146,918)				146,918
Eurodollar Certificates of Deposit - 6.0%
ING Bank N.V.	75,000	0.570	03/03/10	75,000
ING Bank N.V.	100,000	0.530	04/01/10	100,000
ING Bank N.V.	200,000	0.450	04/12/10	200,000
ING Bank N.V.	75,000	0.420	04/19/10	75,000
Total Eurodollar Certificates of Deposit (amortized cost $450,000)				450,000

Money Market Fund
5

SSgA
Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 6.0%
Australia & New Zealand Banking Group (next reset date 03/23/10) (Ê)(l)	25,000	0.279	11/23/10	25,000
Banco Bilbao Vizcaya (l)	140,000	0.240	03/29/10	139,974
Commonwealth Bank of Australia (l)	85,000	0.180	05/10/10	84,970
Danske Corp. (l)	100,000	0.200	06/02/10	99,948
DnB Nor Bank ASA (l)	100,000	0.190	05/25/10	99,955
Total Foreign Commercial Paper (amortized cost $449,847)				449,847
United States Government Agencies - 3.6%
Federal National Mortgage Assocation (next reset date 04/13/10) (Ê)	200,000	0.141	07/13/10	200,000
Freddie Mac (next reset date 04/12/10) (Ê)	65,000	0.049	11/10/10	65,000
Total United States Government Agencies (amortized cost $265,000)				265,000
Yankee Certificates of Deposit - 48.8%
Bank of Montreal	50,000	0.200	03/11/10	50,000
Bank of Montreal	45,000	0.190	04/22/10	45,000
Bank of Montreal	50,000	0.200	05/19/10	50,000
Bank of Nova Scotia	50,000	0.190	03/04/10	50,000
Bank of Nova Scotia	75,000	0.180	03/15/10	75,000
Bank of Nova Scotia	100,000	0.330	03/23/10	100,000
Bank of Nova Scotia (next reset date 05/16/10) (Ê)	30,000	0.250	03/16/11	30,000
Barclays Bank PLC (next reset date 03/12/10) (Ê)	200,000	0.606	08/12/10	200,000
BNP Paribas SA	100,000	0.240	06/16/10	100,000
BNP Paribas SA	200,000	0.250	06/24/10	200,000
Calyon NY	150,000	0.545	03/01/10	150,000
Calyon NY	100,000	0.250	03/29/10	100,000
Canadian Imperial Bank	50,000	0.180	03/11/10	50,000
Credit Agricole SA	50,000	0.240	06/16/10	50,000
Credit Agricole SA	50,000	0.250	06/24/10	50,000
DnB Nor Bank ASA	110,000	0.180	03/15/10	110,000
DnB Nor Bank ASA	100,000	0.190	05/24/10	100,000
Lloyds TSB Group PLC	75,000	0.570	04/01/10	75,000
Lloyds TSB Group PLC	250,000	0.240	05/28/10	250,000
National Australia Bank, Ltd.	150,000	0.220	07/02/10	150,000
Rabobank	250,000	0.240	03/16/10	250,000
Rabobank	100,000	0.300	05/10/10	100,000
Royal Bank of Scotland	100,000	0.510	03/22/10	100,000
Royal Bank of Scotland	200,000	0.200	04/27/10	200,000
Societe Generale	100,000	0.350	03/24/10	100,000
Societe Generale	175,000	0.230	04/05/10	175,000
Societe Generale	75,000	0.330	04/08/10	75,000
Societe Generale (next reset date 03/15/10) (Ê)	28,000	0.332	01/14/11	28,000
Svenska Handelsbanken AB	200,000	0.205	05/19/10	200,002
Toronto Dominion Bank	35,000	0.350	03/01/10	35,000
Toronto Dominion Bank	23,000	0.270	08/18/10	23,000
Toronto Dominion Bank (next reset date 03/05/10) (Ê)	16,000	0.229	11/05/10	16,000
Toronto Dominion Bank (next reset date 03/09/10) (Ê)	20,000	0.228	12/09/10	20,000

Money Market Fund
6

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Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Unicredito Italiano SP	200,000	0.240	03/22/10	200,000
Unicredito Italiano SP	125,000	0.250	03/24/10	125,000
Total Yankee Certificates of Deposit (amortized cost $3,632,002)				3,632,002
Total Investments - 82.5% (amortized cost $6,139,795)				6,139,795
Repurchase Agreements - 17.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $400,124 dated February 26, 2010, at 0.120% to be repurchased at $400,128 on March 1, 2010, collateralized by: $637,301 par various United States Government Agency Mortgage Obligations, valued at $408,126				400,124
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $300,000 dated dated February 26, 2010, at 0.120% to be repurchased at $300,003 on March 1, 2010, collateralized by: $581,296 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of 300,000 dated dated February 26, 2010, at 0.120% to be repurchased at $300,003 on March 1, 2010, collateralized by: $378,448 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party) of $300,000 dated dated February 26, 2010, at 0.120%, to be repurchased at $300,003 on March 1, 2010, collateralized by: $601,942 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000
Total Repurchase Agreements (identified cost $1,300,124)				1,300,124
Total Investments and Repurchase Agreements - 100.0% (cost $7,439,919) (†)				7,439,919
Other Assets and Liabilities, Net - 0.00%				1,673
Net Assests - 100.0%				7,441,592

See accompanying notes which are an integral part of the financial statements.
7

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Money Market Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Net Assets
Asset-Backed Commercial Paper	6.0
Corporate Bonds and Notes	9.5
Domestic Certificates of Deposit	0.6
Domestic Commercial Paper	2.0
Eurodollar Certificates of Deposit	6.0
Foreign Commercial Paper	6.0
United States Government Agencies	3.6
Yankee Certificates of Deposit	48.8
Repurchase Agreements	17.5
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
8

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US Government Money Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,000.00	$1,023.80
Expenses Paid During Period *	$0.99	$1.00

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Government Money Market Fund
9

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US Government Money Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 56.5%
Fannie Mae Discount Note	59,000.00	0.150	05/12/10	58,982
Fannie Mae Discount Note	300,000.00	0.175	07/07/10	299,813
Federal Home Loan Bank	200,000.00	0.059	10/29/10	200,000
Federal Home Loan Bank	100,000.00	0.159	11/26/10	100,000
Federal Home Loan Bank	42,000.00	0.119	01/25/11	41,985
Federal Home Loan Bank	100,000.00	0.134	07/20/11	99,958
Federal Home Loan Mortgage Corp.	25,000.00	0.235	03/12/10	24,998
Federal Home Loan Mortgage Corp.	44,255.00	0.205	03/15/10	44,251
Federal Home Loan Mortgage Corp.	30,000.00	0.240	03/22/10	29,996
Federal Home Loan Mortgage Corp.	60,000.00	0.245	03/23/10	59,991
Federal Home Loan Mortgage Corp.	81,000.00	0.150	05/03/10	80,979
Federal Home Loan Mortgage Corp.	61,000.00	0.150	05/12/10	60,982
Federal Home Loan Mortgage Corp.	91,000.00	0.150	05/21/10	90,969
Federal Home Loan Mortgage Corp.	50,000.00	0.190	06/07/10	49,974
Federal Home Loan Mortgage Corp.	155,000.00	0.180	06/09/10	154,923
Federal Home Loan Mortgage Corp.	118,000.00	0.175	07/19/10	117,920
Federal Home Loan Mortgage Corp.	54,000.00	0.175	07/26/10	53,961
Federal Home Loan Mortgage Corp.	66,000.00	0.180	07/26/10	65,952
Federal Home Loan Mortgage Corp.	50,000.00	0.049	11/10/10	50,000
Federal National Mortgage Association Discount Note	260,000.00	0.205	03/17/10	259,976
Federal National Mortgage Association Discount Note	300,000.00	0.150	06/03/10	299,883
Federal National Mortgage Association Discount Note	50,000.00	0.141	07/13/10	50,000
Freddie Mac Discount Note	145,000.00	0.180	06/15/10	144,923
Freddie Mac Discount Note	300,000.00	0.200	07/23/10	299,760
Total United States Government Agencies (amortized cost 2,740,176)				2,740,176
Total Investments - 56.5% (amortized cost $2,740,176)				2,740,176
Repurchase Agreements - 43.5%
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2010, at 0.110% to be repurchased at $200,002 on March 1, 2010, collateralized by: $201,140 par United States Government Agency Obligations, valued at $204,107				200,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $312,111 dated February 26, 2010, at 0.110% to be repurchased at $312,114 on March 1, 2010, collateralized by: $286,841 par United States Government Agency Obligations, valued at $318,354				312,111
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 26, 2010, at 0.110% to be repurchased at $200,002 on March 1, 2010, collateralized by: $199,105 par various United States Government Agency Obligations, valued at $204,003				200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2010, at 0.110% to be repurchased at $200,002 on March 1, 2010, collateralized by: $201,119 par various United States Government Agency Obligations, valued at $204,000				200,000

US Government Money Market Fund
11

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US Government Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $1,000,000 dated February 26, 2010, at 0.110% repurchased at $1,000,009 on March 1, 2010, collateralized by: $946,377 par United States Government Agency Obligations, valued at $1,020,000	1,000,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 26, 2010, at 0.110% repurchased at $201,002 on March 1, 2010, collateralized by: $196,155 par United States Government Agency Obligations, valued at $204,003	200,000
Total Repurchase Agreements (identified cost $2,112,111)	2,112,111
Total Investments and Repurchase Agreements - 100.0%	4,852,287
Other Assets and Liabilities, Net - (0.0%)	(609)
Net Assets - 100.0%	4,851,678

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund
12

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US Government Money Market Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	56.5
Repurchase Agreements	43.5
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0
*Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund
13

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Tax Free Money Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,000.00	$1,023.60
Expenses Paid During Period *	$1.19	$1.20

* Expenses are equal to the Fund's expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tax Free Money Market Fund
15

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Tax Free Money Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 88.5%
Arizona - 3.6%
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.150	11/01/42	2,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	0.200	12/01/22	2,400
				4,400
California - 7.9%
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,000	0.160	07/01/35	1,000
Oakland-Alameda County Coliseum Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	0.200	02/01/25	2,700
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	5,970	0.220	07/01/21	5,970
				9,670
Colorado - 1.8%
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,490	0.170	11/01/21	1,490
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	0.230	10/01/30	725
				2,215
Connecticut - 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	1,000	0.120	07/01/35	1,000
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,075	0.190	07/01/40	2,075
				3,075
Georgia - 0.9%
Cobb County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,135	0.280	02/01/19	1,135
Idaho - 1.2%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)(µ)	1,500	0.260	01/01/33	1,500
Illinois - 5.1%
City of Chicago Illinois Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.230	01/01/35	2,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	0.210	08/01/15	1,100
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,150	0.400	04/01/41	3,150
				6,250
Kansas - 2.5%
Kansas State Department of Transportation Revenue Bonds, weekly demand (Ê)	3,000	0.160	09/01/19	3,000
Maryland - 4.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.180	04/01/35	4,000
Maryland Stadium Authority Revenue Bonds, weekly demand (Ê)	1,110	0.190	12/15/14	1,110
				5,110

Tax Free Money Market Fund
17

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Massachusetts - 6.2%
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)	1,500	0.220	07/01/21	1,500
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,000	0.150	10/01/40	3,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,000	0.200	07/01/40	3,000
				7,500
Michigan - 2.5%
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	0.200	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	0.250	06/01/30	2,000
				2,995
Minnesota - 4.2%
City of Minneapolis Minnesota General Obligation Unlimited, weekly demand (Ê)	1,105	0.180	12/01/33	1,105
City of Rochester Minnesota Revenue Bonds, weekly demand (Ê)	1,000	0.190	08/15/32	1,000
University of Minnesota Revenue Bonds, weekly demand (Ê)	3,000	0.220	01/01/34	3,000
				5,105
New Hampshire - 0.8%
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	1,000	0.170	06/01/32	1,000
New Jersey - 2.1%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,565	0.160	04/01/13	2,565
New York - 10.7%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	0.230	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,020	0.160	08/01/20	1,020
Metropolitan Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	0.210	11/01/34	1,900
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,000	0.200	11/01/22	2,000
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	60	0.210	11/15/22	60
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	0.160	07/01/39	3,000
New York State Urban Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,000	0.150	01/01/30	4,000
				12,980
North Carolina - 5.7%
City of Raleigh North Carolina Revenue Bonds, weekly demand (Ê)	2,000	0.160	03/01/35	2,000
North Carolina Medical Care Commission General Obligation Unlimited, weekly demand (Ê)	1,750	0.200	06/01/23	1,750
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	2,000	0.130	10/01/35	2,000
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,200	0.180	06/01/19	1,200
				6,950
Ohio - 3.5%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,320	0.150	12/01/26	1,320
State of Ohio General Obligation Unlimited, weekly demand (Ê)	3,000	0.150	08/01/21	3,000
				4,320

Tax Free Money Market Fund
18

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Pennsylvania - 0.8%
Chester County Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	915	0.280	10/01/30	915
Rhode Island - 3.1%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,720	0.190	06/01/35	3,720
South Carolina - 0.8%
City of North Charleston South Carolina Tax Allocation, weekly demand (Ê)	1,005	0.270	09/01/37	1,005
Tennessee - 3.2%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	0.200	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	0.260	01/01/30	3,095
				3,845
Texas - 1.1%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	0.170	12/01/14	1,400
Utah - 3.1%
County of Morgan Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	0.350	08/01/31	1,750
County of Weber Utah Revenue Bonds, weekly demand (Ê)	2,000	0.180	02/15/32	2,000
				3,750
Virginia - 8.5%
Clarke County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,725	0.210	01/01/30	3,725
Fairfax County Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,500	0.200	12/01/33	3,500
Loudoun County Sanitation Authority Revenue Bonds, weekly demand (Ê)	3,120	0.140	01/01/30	3,120
				10,345
Wisconsin - 2.5%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	0.230	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (amortized cost $107,750)				107,750
Other Short-Term Investments - 11.5%
AIM Tax Free Cash Reserve Money Market Fund	13,987,000			13,987
Total Other Short-Term Investments (cost $13,987)				13,987
Total Investments - 100.0% (amortized cost $121,737)				121,737
Other Assets and Liabilities, Net - (0.0%)				(15)
Net Assets - 100%				121,722

Tax Free Money Market Fund
19

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Tax Free Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Quality Ratings as of % of Value

AAA	100%

Economic Sector Emphasis as a of % of Value

Health Care Revenue	18%
General Obligation	18
Education Revenue	14
Other Revenue	14
Housing Revenue	12
Water and Sewer	7
Transportation Revenue	6
Utilities Revenue	5
Airport Revenue	2
Industrial Revenue	2
Electricity & Power Revenue	2
100%

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund
20

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Tax Free Money Market Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Net Assets
Arizona	3.6
California	7.9
Colorado	1.8
Connecticut	2.5
Georgia	0.9
Idaho	1.2
Illinois	5.1
Kansas	2.5
Maryland	4.2
Massachusetts	6.2
Michigan	2.5
Minnesota	4.2
New Hampshire	0.8
New Jersey	2.1
New York	10.7
North Carolina	5.7
Ohio	3.5
Pennsylvania	0.8
Rhode Island	3.1
South Carolina	0.8
Tennessee	3.2
Texas	1.1
Utah	3.1
Virginia	8.5
Wisconsin	2.5
Other Short-Term Investments	11.5
Total Investments	100.0
Other Assets and Liabilities, Net	—	*
	100.0

*  Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
21

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Money Market Funds

Notes to Schedules of Investments — February 28, 2010 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
22

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Money Market Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,139,795	$2,740,176	$121,737
Investments at amortized cost which approximates value	6,139,795	2,740,176	121,737
Repurchase agreements at cost which approximates value	1,300,124	2,112,111	—
Receivables:
Interest	3,414	47	26
Fund shares sold	269	70	—
From Advisor	9	—	23
Prepaid expenses	91	49	16
Total assets	7,443,702	4,852,453	121,802
Liabilities
Payables:
Fund shares redeemed	269	70	—
Accrued fees to affiliates	1,631	661	55
Other accrued expenses	156	44	25
Dividends	54	—	—
Total liabilities	2,110	775	80
Net Assets	$7,441,592	$4,851,678	$121,722
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8	$115	$107
Accumulated net realized gain (loss)	43	(34)	(179)
Shares of beneficial interest	7,442	4,852	122
Additional paid-in capital	7,434,099	4,846,745	121,672
Net Assets	$7,441,592	$4,851,678	$121,722
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,441,591,927	$4,851,677,980	$121,721,968
Shares outstanding ($.001 par value)	7,441,544,830	4,851,652,554	121,713,817
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
23

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Money Market Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Dividends	$—	$—	$4
Interest	15,298	4,397	125
Total investment income	15,298	4,397	129
Expenses
Advisory fees	10,691	5,493	135
Administrative fees	1,293	664	31
Custodian fees	510	254	18
Distribution fees	833	391	15
Transfer agent fees	44	26	16
Professional fees	80	45	15
Registration fees	13	21	12
Shareholder servicing fees	2,566	1,068	54
Trustees' fees	111	60	7
Insurance fees	102	41	2
Printing fees	110	18	5
Miscellaneous	29	18	13
US Treasury Guarantee	137	—	9
Expenses before reductions	16,519	8,099	332
Expense reductions	(2,471)	(3,702)	(203)
Net expenses	14,048	4,397	129
Net investment income (loss)	1,250	—	—
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	156	—	—
Net Increase (Decrease) in Net Assets from Operations	$1,406	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
24

SSgA
Money Market Funds

Statements of Changes in Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,250	$71,667	$—	$10,474	$—	$3,516
Net realized gain (loss)	156	(113)	—	—	—	(43)
Net increase (decrease) in net assets from operations	1,406	71,554	—	10,474	—	3,473
Distributions
From net investment income	(1,250)	(71,667)	—	(10,474)	—	(3,516)
From net realized gain	—	(1,453)	—	—	—	—
Net decrease in net assets from distributions	(1,250)	(73,120)	—	(10,474)	—	(3,516)
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,157,840)	1,192,850	542,981	2,160,202	25,159	(245,713)
Total Net Increase (Decrease) in Net Assets	(1,157,684)	1,191,284	542,981	2,160,202	25,159	(245,756)
Net Assets
Beginning of period	8,599,276	7,407,992	4,308,697	2,148,495	96,563	342,319
End of period	$7,441,592	$8,599,276	$4,851,678	$4,308,697	$121,722	$96,563
Undistributed (overdistributed) net investment income included in net assets	$8	$8	$115	$115	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
25

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
February 28, 2010*	1.0000	.0001	—	(e)	.0001	(.0001)	—	(.0001)
August 31, 2009	1.0000	.0080	.0006		.0086	(.0084)	.0002	(.0086)
August 31, 2008	1.0000	.0339	.0004		.0343	(.0343)	—	(.0343)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.0497)
August 31, 2006	1.0000	.0418	—	(e)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
US Government Money Market Fund
February 28, 2010*	1.0000	—	—		—	—	—	—
August 31, 2009	1.0000	.0028	.0012		.0040	(.0040)	—	(.0040)
August 31, 2008	1.0000	.0308	—		.0308	(.0308)	—	(.0308)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(e)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
Tax Free Money Market Fund
February 28, 2010*	1.0000	—	—		—	—	—	—
August 31, 2009	1.0000	.0137	(.0036)		.0101	(.0101)	—	(.0101)
August 31, 2008	1.0000	.0250	(.0017)		.0233	(.0233)	—	(.0233)
August 31, 2007	1.0000	.0310	—	(e)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(e)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)

* For the six months ended February 28, 2010 (Unaudited).
(a) Per share data are based on average shares outstanding.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e) Less than $.0001 per share.
(f) Includes expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to Financial Statements detail the fees incurred for participation in this program. Without the US Treasury Guarantee Program fees, expenses would have been lower.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
26

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)		% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)
Money Market Fund
February 28, 2010*	1.0000	.01	7,441,592	.33	(f)	.39	.03
August 31, 2009	1.0000	.86	8,599,276	.41	(f)	.41	.80
August 31, 2008	1.0000	3.48	7,407,992	.39		.39	3.39
August 31, 2007	1.0000	5.08	7,774,602	.40		.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40		.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40		.42	2.14
US Government Money Market Fund
February 28, 2010*	1.0000	.00	4,851,678	.20		.37	—
August 31, 2009	1.0000	.40	4,308,697	.35		.38	.28
August 31, 2008	1.0000	3.12	2,148,495	.37		.37	3.04
August 31, 2007	1.0000	5.00	1,607,878	.42		.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42		.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42		.42	2.22
Tax Free Money Market Fund
February 28, 2010*	1.0000	.00	121,722	.24	(f)	.61	—
August 31, 2009	1.0000	1.01	96,563	.53	(f)	.55	1.36
August 31, 2008	1.0000	2.35	342,319	.46		.46	2.49
August 31, 2007	1.0000	3.14	463,266	.52		.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53		.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54		.54	1.50

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
27

SSgA
Money Market Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on three funds: the SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010, were level two for all Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Financial Statements
28

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, as follows:

	Expiration Year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	08/31/2015	08/31/2017	Total
Money Market	$—	$—	$—	$—	$—	$113,337	$113,337
US Government Money Market	5,172	16,922	8,920	2,635	—	—	33,649
Tax Free Money Market	—	—	—	22,299	41,331	115,383	179,013

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2010, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds

Notes to Financial Statements
29

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). For the period ended February 28, 2010, there were no contractual waivers or reimbursements for the Money Market Fund. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to Financial Statements details the fees incurred for the participation in this program.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2010, the Advisor voluntarily waived $2,470,976, $3,701,935 and $202,911, respectively, on the Money Market Fund, US Government Money Market Fund and Tax Free Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of February 28, 2010, $7 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the period ended February 28, 2010, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$2

Notes to Financial Statements
30

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and Wealth Management Systems (collectively, the "Agents"), as well as several unaffiliated service providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2010, each Fund paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	Wealth Management Systems
Money Market	$1,069,072	$819,001	$986	$50,387	$151,536
US Government Money Market	549,266	—	—	425,487	87,436
Tax Free Money Market	13,523	—	—	9,841	31,014

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
31

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Advisory fees	$623,307	$149,416	$13,821
Administration fees	182,088	129,532	7,051
Custodian fees	96,164	33,156	3,589
Distribution fees	326,869	131,197	10,621
Shareholder servicing fees	356,211	192,498	11,225
Transfer agent fees	13,532	7,717	6,018
Trustees' fees	32,521	17,668	2,343
	$1,630,692	$661,184	$54,668

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (four of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Money Market	2	25.0
US Government Money Market	1	18.0
Tax Free Money Market	2	50.9

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended
Money Market Fund	February 28, 2010	August 31, 2009
Proceeds from shares sold	$39,894,820	$103,332,180
Proceeds from reinvestment of distributions	849	51,128
Payments for shares redeemed	(41,053,509)	(102,190,458)
Total net increase (decrease)	$(1,157,840)	$1,192,850
US Government Money Market Fund
Proceeds from shares sold	$21,031,561	$49,009,743
Proceeds from reinvestment of distributions	—	7,539
Payments for shares redeemed	(20,488,580)	(46,857,080)
Total net increase (decrease)	$542,981	$2,160,202
Tax Free Money Market Fund
Proceeds from shares sold	$469,324	$3,782,355
Proceeds from reinvestment of distributions	—	2,682
Payments for shares redeemed	(444,165)	(4,030,750)
Total net increase (decrease)	$25,159	$(245,713)

5.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but

Notes to Financial Statements
32

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $2,538 received from the Interfund Lending Program for the period ended February 28, 2010.

6.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

7.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. SSgA Money Market Fund and SSgA Tax Free Money Market Fund (collectively, the "Participating SSgA Money Market Funds") have elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Funds, is limited to the assets of the federal government's Exchange Stabilization Fund, which as of February 28, 2010, were approximately $50 billion. The Participating Money Market Funds were responsible for payment of fees required to participate in the Program and are responsible for the additional fees required to participate in the extended term of the Program. Since August 31, 2009, the Participating SSgA Money Market Funds did not pay the U.S. Department of Treasury any additional amount to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department of Treasury until September 18, 2009. The Participating SSgA Money Market Funds made payment to the U.S. Department of Treasury on April 13, 2009 to participate in this extension. As of September 18, 2009, the Program expired and was not extended.

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
33

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements
34

SSgA
Money Market Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
35

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
36

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
39

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
40

MMSAR - 02/10 (53087)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2010

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
US Treasury Money Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,000.00	$1,024.25
Expenses Paid During Period *	$0.55	$0.55

* Expenses are equal to the Fund's expense ratio of 0.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
3

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SSgA
US Treasury Money Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 74.2%
United States Treasury Bills	350,000	0.070	03/18/10	349,989
United States Treasury Bills	300,000	0.081	04/08/10	299,974
United States Treasury Bills	150,000	0.085	04/08/10	149,987
United States Treasury Bills	50,000	0.090	04/08/10	49,995
United States Treasury Bills	100,000	0.077	04/15/10	99,990
United States Treasury Bills	300,000	0.086	04/15/10	299,968
United States Treasury Bills	100,000	0.076	04/22/10	99,989
United States Treasury Bills	350,000	0.080	04/22/10	349,960
United States Treasury Bills	100,000	0.080	04/29/10	99,987
United States Treasury Bills	175,000	0.080	04/29/10	174,977
United States Treasury Bills	500,000	0.100	05/06/10	499,913
United States Treasury Bills	300,000	0.120	05/13/10	299,930
United States Treasury Bills	240,000	0.070	05/20/10	239,963
United States Treasury Bills	100,000	0.105	05/20/10	99,976
United States Treasury Bills	127,000	0.070	05/27/10	126,978
United States Treasury Bills	160,000	0.070	05/27/10	159,973
Total United States Treasury (amortized cost $3,401,549)				3,401,549
Total Investments - 74.2% (amortized cost $3,401,549)				3,401,549
Repurchase Agreements - 25.8%
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2010 at 0.100% to be repurchased at $200,002 on March 1, 2010, collateralized by: $184,916 par United States Treasury Obligations, valued at $204,000				200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $184,855 dated February 26, 2010 at 0.100% to be repurchased at $184,857 on March 1, 2010, collateralized by: $168,039 par United States Treasury Obligations, valued at $188,552				184,855
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 26, 2010 at 0.100% to be repurchased at $200,002 on March 1, 2010, collateralized by: $194,011 par United States Treasury Obligations, valued at $204,001				200,000
Agreement with Morgan Stanley and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2010 at 0.100% to be repurchased at $200,002 on March 1, 2010, collateralized by: $244,396 par United States Treasury Obligations, valued at $204,000				200,000
Agreement with Royal Bank of Canada and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 26, 2010 at 0.100% to be repurchased at $200,002 on March 1, 2010, collateralized by: $203,774 par United States Treasury Obligations, valued at $204,000				200,000

US Treasury Money Market Fund
5

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with UBS Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated February 26, 2010 at 0.100% to be repurchased at $200,002 on March 1, 2010, collateralized by: $226,654 par United States Treasury Obligations, valued at $204,001	200,000
Total Repurchase Agreements (identified cost $1,184,855)	1,184,855
Total Investments and Repurchase Agreements - 100.0% (cost $4,586,404) (†)	4,586,404
Other Assets and Liabilities, Net - (0.0%)	(460)
Net Assets - 100.0%	4,585,944

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Net Assets
United States Treasury	74.2
Repurchase Agreements	25.8
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
6

SSgA
Prime Money Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,000.70	$1,023.80
Expenses Paid During Period *	$0.99	$1.00

* Expenses are equal to the Fund's expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 7 in the Notes to the Financial Statements detail the fees incurred for participation in this program.

Prime Money Market Fund
7

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SSgA
Prime Money Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Asset-Backed Commercial Paper - 11.8%
Alpine Securitzation (l)	400,000	0.180	04/12/10	399,916
Alpine Securitzation (l)	125,000	0.180	04/19/10	124,969
Gemini Securities Corp. (l)	150,000	0.180	04/12/10	149,969
Newport Funding Corp. (l)	100,000	0.180	03/22/10	99,990
Royal Park Investments (l)	100,000	0.230	04/21/10	99,967
Solitaire Funding LLC (l)	50,000	0.240	04/12/10	49,986
Solitaire Funding LLC (l)	150,000	0.230	04/15/10	149,957
Solitaire Funding LLC (l)	80,000	0.240	04/20/10	79,973
Solitaire Funding LLC (l)	245,000	0.240	04/27/10	244,907
Solitaire Funding LLC (l)	55,000	0.240	05/10/10	54,974
Straight-A Funding. LLC (l)	50,000	0.180	04/26/10	49,986
Straight-A Funding. LLC (l)	265,000	0.170	04/27/10	264,929
Straight-A Funding. LLC (l)	150,132	0.190	05/14/10	150,073
Straight-A Funding. LLC (l)	100,056	0.190	05/17/10	100,015
Total Asset-Backed Commercial Paper (amortized cost $2,019,611)				2,019,611
Corporate Bonds and Notes - 6.9%
Bank of America Corp. (l)	250,000	0.400	03/19/10	250,000
Bank of America Corp. (next reset date 03/02/10) (Ê)	147,000	0.284	06/02/10	147,000
Bank of America Corp. (next reset date 03/29/10) (Ê)	168,000	0.329	01/27/11	168,000
Bank of America Corp. (next reset date 04/22/10) (Ê)	63,000	0.499	03/21/11	63,000
Commonwealth Bank of Australia (next reset date 04/27/10) (Ê)(l)	49,000	0.249	02/28/11	49,000
Nordea Bank AB (next reset date 05/18/10) (Ê)(l)	165,000	0.280	03/15/11	165,000
Procter & Gamble International Funding SCA (Ê)	30,000	0.259	05/07/10	30,000
Rabobank (next reset date 05/17/10) (Ê)(l)	107,000	0.250	03/16/11	107,000
Svenska Handelsbanken AB (next reset date 04/15/10) (Ê)(l)	116,000	0.281	02/11/11	116,000
Svenska Handelsbanken AB (next reset date 05/10/10) (Ê)(l)	35,000	0.280	03/09/11	35,000
Westpac Banking Corp. (next reset date 04/28/10) (Ê)	55,000	0.249	02/28/11	55,000
Total Corporate Bonds and Notes (amortized cost $1,185,000)				1,185,000
Domestic Certificates of Deposit - 0.3%
Bank of America Corp.	54,000	0.480	03/10/10	54,000
Total Domestic Certificates of Deposit (amortized cost $54,000)				54,000
Domestic Commercial Paper - 3.5%
General Electric Capital Corp.	100,000	0.240	03/09/10	99,995
General Electric Capital Corp.	215,000	0.320	03/19/10	214,966
General Electric Capital Corp.	190,000	0.320	03/23/10	189,963
JPMorgan Chase & Co. (l)	100,000	0.290	04/06/10	99,971
Total Domestic Commercial Paper (amortized cost $604,895)				604,895
Eurodollar Certificates of Deposit - 6.4%
ING Bank N.V.	100,000	0.570	03/03/10	100,000
ING Bank N.V.	500,000	0.450	04/12/10	500,000
ING Bank N.V.	100,000	0.420	04/19/10	100,000
National Australia Bank	400,000	0.210	03/03/10	400,000
Total Eurodollar Certificates of Deposit (amortized cost $1,100,000)				1,100,000

Prime Money Market Fund
9

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 10.4%
Australia & New Zealand Banking Group, Ltd. (next reset date 3/23/10) (Ê)(l)	50,000	0.279	11/23/10	50,000
Banco Bilbao Vizcaya (l)	300,000	0.240	03/29/10	299,944
CBA Del Finance, Inc.	219,000	0.180	04/08/10	218,958
Commonwealth Bank of Australia (l)	100,000	0.180	05/24/10	99,958
Danske Corp. (l)	300,000	0.200	06/02/10	299,845
DnB Nor Bank ASA (l)	200,000	0.190	05/25/10	199,910
DnB Nor Bank ASA (l)	200,000	0.230	06/03/10	199,880
Societe De Prise (l)	123,000	0.200	03/03/10	122,999
Westpac Banking Corp.(l)	300,000	0.300	04/06/10	299,910
Total Foreign Commercial Paper (amortized cost $1,791,404)				1,791,404
United States Government Agencies - 2.1%
Federal National Mortgage Assocation (next reset date 04/13/10) (Ê)	250,000	0.141	07/13/10	250,000
Freddie Mac (next reset date 04/12/10) (Ê)	115,000	0.049	11/10/10	115,000
Total United States Government Agencies (amortized cost $365,000)				365,000
Yankee Certificates of Deposit - 47.2%
Bank of Montreal	75,000	0.200	03/11/10	75,000
Bank of Montreal	60,000	0.190	04/22/10	60,000
Bank of Nova Scotia	125,000	0.190	03/04/10	125,000
Bank of Nova Scotia	100,000	0.330	03/23/10	100,000
Bank of Nova Scotia	315,000	0.180	04/12/10	315,000
Bank of Nova Scotia	150,000	0.190	05/25/10	150,000
Bank of Nova Scotia (next reset date 05/16/10) (Ê)	45,000	0.250	03/16/11	45,000
Barclays Bank PLC (next reset date 03/29/10) (Ê)	150,000	0.399	04/28/10	150,000
Barclays Bank PLC (next reset date 03/12/10) (Ê)	300,000	0.606	08/12/10	300,000
Barclays Bank PLC (next reset date 03/22/10) (Ê)	175,000	0.349	10/20/10	175,000
BNP Paribas	200,000	0.250	06/24/10	200,000
Calyon NY	200,000	0.545	03/01/10	200,000
Credit Agricole SA	400,000	0.250	06/24/10	400,000
Deutsche Bank AG	500,000	0.180	04/12/10	500,000
DnB Nor Bank ASA	200,000	0.190	05/24/10	200,000
DnB Nor Bank ASA	200,000	0.230	06/03/10	200,000
Lloyds Bank PLC	400,000	0.250	05/21/10	400,000
Lloyds Bank PLC	300,000	0.240	05/28/10	300,000
National Australia Bank	125,000	0.200	03/09/10	125,000
Nordea Bank Finland PLC	125,000	0.200	03/04/10	125,000
Nordea Bank Finland PLC	250,000	0.190	03/09/10	250,000
Nordea Bank Finland PLC	200,000	0.180	04/20/10	200,000
Rabobank Nederland NY	300,000	0.240	03/16/10	300,000
Rabobank Nederland NY	100,000	0.300	05/10/10	100,000
Rabobank Nederland NV	200,000	0.210	06/24/10	200,000
Royal Bank of Scotland PLC	200,000	0.510	03/22/10	200,000
Royal Bank of Scotland PLC (next reset date 03/01/10) (Ê)	100,000	0.620	04/20/10	100,000
Royal Bank of Scotland PLC	300,000	0.200	04/27/10	300,000
Societe Generale NY	100,000	0.350	03/11/10	100,000
Societe Generale NY	100,000	0.350	03/24/10	100,000

Prime Money Market Fund
10

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Societe Generale NY	550,000	0.330	04/08/10	550,000
Svenska Handelsbanken AB	125,000	0.190	04/20/10	125,000
Svenska Handelsbanken AB	150,000	0.190	05/03/10	150,000
Svenska Handelsbanken AB	300,000	0.205	05/19/10	300,003
Toronto-Dominion	40,000	0.350	03/01/10	40,000
Toronto-Dominion	45,000	0.270	08/18/10	45,000
Toronto-Dominion (next reset date 03/05/10) (Ê)	35,000	0.229	11/05/10	35,000
Toronto-Dominion (next reset date 03/09/10) (Ê)	40,000	0.228	12/09/10	40,000
Toronto-Dominion (next reset date 03/04/10) (Ê)	50,000	0.231	02/04/11	50,000
Unicredito Italiano SpA	300,000	0.240	03/22/10	300,000
Unicredito Italiano SpA	350,000	0.250	03/24/10	350,000
Unicredito Italiano SpA	100,000	0.230	04/12/10	100,000
Total Yankee Certificates of Deposit (amortized cost $8,080,003)				8,080,003
Total Investments - 88.6% (amortized cost $15,199,913)				15,199,913
Repurchase Agreements - 11.4%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $257,557 dated February 26, 2010, at 0.120% to be repurchased at $257,560 on March 1, 2010, collateralized by: $357,124 par various United States Government Agency Mortgage Obligations, valued at $262,708				257,557
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $800,000 dated February 26, 2010, at 0.120% to be repurchased at $800,008 on March 1, 2010, collateralized by: $1,320,183 par various United States Government Agency Mortgage Obligations, valued at $816,000				800,000
Agreement with Societe Generale and The Bank of New York, Inc. (Tri-Party) of $800,000 dated February 26, 2010, at 0.120% to be repurchased at $800,008 on March 1, 2010, collateralized by: $1,612,934 par various United States Government Agency Mortgage Obligations, valued at $816,000				800,000
Agreement with UBS Securities LLC and JPMorgan Chase & Co. (Tri-Party) of 100,000 dated February 26, 2010, at 0.120% to be repurchased at $100,001 on March 1, 2010, collateralized by: $168,826 par various United States Government Agency Mortgage Obligations, valued at $102,005				100,000
Total Repurchase Agreements (identified cost $1,957,557)				1,957,557
Total Investments and Repurchase Agreements - 100.0% (cost $17,157,470) (†)				17,157,470
Other Assets and Liabilities, Net - 0.0%				2,558
Net Assets - 100.0%				17,160,028

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
11

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Net Assets
Asset-Backed Commercial Paper	11.8
Corporate Bonds and Notes	6.9
Domestic Certificates of Deposit	0.3
Domestic Commercial Paper	3.5
Eurodollar Certificates of Deposit	6.4
Foreign Commercial Paper	10.4
United States Government Agencies	2.1
Yankee Certificates of Deposit	47.2
Repurchase Agreements	11.4
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
12

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 28, 2010 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
13

SSgA
Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$3,401,549	$15,199,913
Investments at amortized cost which approximates value	3,401,549	15,199,913
Repurchase agreements at cost which approximates value	1,184,855	1,957,557
Receivables:
Interest	10	5,880
Fund shares sold	—	20
From Advisor	6	147
Prepaid expenses	79	117
Total assets	4,586,499	17,163,634
Liabilities
Payables:
Fund shares redeemed	—	20
Accrued fees to affiliates	517	2,811
Other accrued expenses	38	71
Dividends	—	704
Total liabilities	555	3,606
Net Assets	$4,585,944	$17,160,028
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$83
Accumulated net realized gain (loss)	2	557
Shares of beneficial interest	4,586	17,159
Additional paid-in capital	4,581,292	17,142,229
Net Assets	$4,585,944	$17,160,028
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$4,585,943,918	$17,160,027,761
Shares outstanding ($.001 par value)	4,585,940,631	17,159,449,843

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
14

SSgA
Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$2,487	$31,402
Expenses
Advisory fees	3,489	13,452
Administrative fees	702	2,712
Custodian fees	260	1,052
Distribution fees	456	2,332
Transfer agent fees	21	42
Professional fees	48	147
Registration fees	18	23
Shareholder servicing fees	586	2,375
Trustees' fees	59	234
Insurance fees	49	160
Printing fees	7	13
Miscellaneous	22	41
US Treasury Guarantee	—	231
Expenses before reductions	5,717	22,814
Expense reductions	(3,230)	(4,647)
Net expenses	2,487	18,167
Net investment income (loss)	—	13,235
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1)	63
Net Increase (Decrease) in Net Assets from Operations	$(1)	$13,298

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
15

SSgA
Institutional Money Market Funds

Statements of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$—	$6,518	$13,235	$137,027
Net realized gain (loss)	(1)	4	63	494
Net increase (decrease) in net assets from operations	(1)	6,522	13,298	137,521
Distributions
From net investment income	—	(6,514)	(13,235)	(137,023)
From net realized gain	—	(352)	—	(410)
Net increase (decrease) in net assets from distributions	—	(6,866)	(13,235)	(137,433)
Share Transactions
Net increase (decrease) in net assets from share transactions	465,537	(648,320)	(1,244,176)	3,686,201
Total Net Increase (Decrease) in Net Assets	465,536	(648,664)	(1,244,113)	3,686,289
Net Assets
Beginning of period	4,120,408	4,769,072	18,404,141	14,717,852
End of period	$4,585,944	$4,120,408	$17,160,028	$18,404,141
Undistributed (overdistributed) net investment income included in net assets	$64	$64	$83	$83

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
16

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SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain		$ Total Distributions
US Treasury Money Market Fund
February 28, 2010*	1.0000	—	—	(e)	—	(e)	—	—		—
August 31, 2009	1.0000	.0011	.0001		.0012		(.0007)	(.0005)		(.0012)
August 31, 2008	1.0000	.0249	.0027		.0276		(.0276)	—		(.0276)
August 31, 2007	1.0000	.0501	—	(e)	.0501		(.0501)	—		(.0501)
August 31, 2006	1.0000	.0427	—	(e)	.0427		(.0427)	—		(.0427)
August 31, 2005	1.0000	.0230	—		.0230		(.0230)	—		(.0230)
Prime Money Market Fund
February 28, 2010*	1.0000	.0007	—	(e)	.0007		(.0007)	—		(.0007)
August 31, 2009	1.0000	.0094	.0010		.0104		.0104	—	(e)	(.0104)
August 31, 2008	1.0000	.0376	(.0005)		.0371		(.0371)	—		(.0371)
August 31, 2007	1.0000	.0517	—	(e)	.0517		(.0517)	—	(e)	(.0517)
August 31, 2006	1.0000	.0438	—	(e)	.0438		(.0438)	—		(.0438)
August 31, 2005	1.0000	.0239	—		.0239		(.0239)	—		(.0239)

*  For the six months ended February 28, 2010. (Unaudited)

(a)  Per share data are based on average shares outstanding.

(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

(d)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.

(e)  Less than $.0001 per share

(f)  Includes expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to Financial Statements detail the fees incurred for participation in this program. The annualized expense ratio is 0.20% as contractually agreed to by the advisor, excluding the US Treasury Guarantee Program fees. Without the IUS Treasury Guarantee Program fees, expenses would have been lower.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
18

	$ Net Asset Value, End of Period	% Total Return(b)		% $ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)		% Ratio of Expenses to Average Net Assets, Gross(c)	Ratio of Net Investment Income to Average Net Assets(c)(d)
US Treasury Money Market Fund
February 28, 2010*	1.0000	.00	(d)	4,585,944	.11		.25	—
August 31, 2009	1.0000	.12		4,120,408	.16		.25	.11
August 31, 2008	1.0000	2.80		4,769,072	.19		.24	2.49
August 31, 2007	1.0000	5.13		2,360,963	.20		.31	4.97
August 31, 2006	1.0000	4.36		1,452,093	.20		.36	4.25
August 31, 2005	1.0000	2.32		1,288,079	.20		.36	2.39
Prime Money Market Fund
February 28, 2010*	1.0000	.07		17,160,028	.20	(f)	.25	.15
August 31, 2009	1.0000	1.04		18,404,141	.23	(f)	.28	.94
August 31, 2008	1.0000	3.77		14,717,852	.19		.24	3.76
August 31, 2007	1.0000	5.29		14,476,438	.20		.26	5.17
August 31, 2006	1.0000	4.47		10,996,109	.20		.27	4.39
August 31, 2005	1.0000	2.41		11,550,394	.20		.27	2.31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
19

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on two funds: the SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010, were level two for all Funds.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Notes to Financial Statements
20

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2009, the Funds had no net tax basis capital loss carryforwards.

As permitted by tax regulations, the US Treasury Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009 in the amount of $6,250, and treat it as arising in the fiscal year 2010.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended February 28, 2010, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial

Notes to Financial Statements
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2010 were $1,162,852 and $0, respectively.

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the Prime Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2010 were $4,484,143 and $162,911, respectively. The contractual waiver is exclusive of the expenses related to the US Treasury Guarantee Program. Note 6 in the Notes to the Financial Statements detail the fees incurred for the participation in this program.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Advisor may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2010, the Advisor voluntarily waived $2,066,870 on the US Treasury Money Market Fund. There is no guarantee that the Fund will be able to avoid a negative yield.
The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of February 28, 2010, $62,548,767 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions

Notes to Financial Statements
22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

in the Statement of Operations. For the period ended February 28, 2010, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Prime Money Market	$4

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have shareholder service agreements with State Street and Wealth Management Systems. For these services, each Fund pays a maximum of 0.025% to State Street and 0.05% to Wealth Management Systems, based on the average daily value of all Fund shares held. For the period ended February 28, 2010, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Wealth Management Systems
US Treasury Money Market	$581,426	$4,175
Prime Money Market	2,242,072	133,087

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The trustee or a majority of the Funds' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	US Treasury Money Market Fund	Prime Money Market
Advisory fees	$—	$1,251,463
Administration fees	140,227	429,855
Custodian fees	38,654	169,956
Distribution fees	221,751	546,441
Shareholder servicing fees	93,086	339,865
Transfer agent fees	6,458	10,831
Trustees' fees	16,711	63,043
	$516,887	$2,811,454

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (two of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	98.8
Prime Money Market	1	75.2

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	February 28, 2010	August 31, 2009
US Treasury Money Market Fund
Proceeds from shares sold	$19,196,839	$58,449,152
Proceeds from reinvestment of distributions	1	14,250
Payments for shares redeemed	(18,731,303)	(59,111,722)
Total net increase (decrease)	$465,537	$(648,320)
Prime Money Market Fund
Proceeds from shares sold	$84,132,525	$155,409,915
Proceeds from reinvestment of distributions	14,437	152,512
Payments for shares redeemed	(85,391,138)	(151,876,226)
Total net increase (decrease)	$(1,244,176)	$3,686,201

5.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.  Temporary Guarantee Program

The U.S. Department of Treasury has established a Temporary Guarantee Program ("Program") that guarantees a $1.00 net asset value for shares of participating money market funds as of September 19, 2008. Any increase in the number of shares an

Notes to Financial Statements
24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. The SSgA Prime Money Market Fund (the "Participating SSgA Money Market Fund") has elected to participate in the Program.

With respect to any Participating SSgA Money Market Fund shareholder, the coverage provided under the Program will be equal to the lesser of (i) the shareholder's account balance as of September 19, 2008; or (ii) the shareholder's account balance on the date a Participating SSgA Money Market Fund's net asset value per share falls below $0.995. Payments under the Program are conditioned on the Participating SSgA Money Market Fund liquidating. Thus, any payment made to shareholders of a Participating SSgA Money Market Fund with respect to shares covered by the Program guarantee would be paid at approximately the same time liquidation proceeds are paid to all Fund shareholders rather than shortly after the time the Fund's net asset value per share falls below $0.995. The U.S. Treasury's liability to all participating money market funds under the Program, including the Participating SSgA Money Market Fund, is limited to the assets of the federal government's Exchange Stabilization Fund, which as of February 28, 2010, were approximately $50 billion. The Participating SSgA Money Market Fund is responsible for payment of fees required to participate in the Program and is responsible for the additional fees required to participate in the extended term of the Program. Since August 31, 2009, the Participating SSgA Prime Money Market Fund did not pay any additional amount to the U.S. Department of Treasury to participate in the Program.

The Program was initially due to expire December 18, 2008 but was extended by the U.S. Department of Treasury until September 18, 2009. The Participating SSgA Money Market Fund made payment to the U.S. Department of Treasury on April 13, 2009 to participate in this extension. As of September 18, 2009, the Program expired and was not extended.

7.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

8.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
25

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
26

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
27

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
31

IMMSAR-02/10 (53092)

FIXED INCOME FUNDS

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2010

SSgA Funds
Fixed Income Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Bond Market Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,038.50	$1,022.32
Expenses Paid During Period *	$2.53	$2.51

* Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,039.10	$1,021.42
Expenses Paid During Period *	$3.44	$3.41

* Expenses are equal to the Fund's expense ratio of 0.68% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund
3

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SSgA
Bond Market Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.9%
Asset-Backed Securities - 0.5%
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	100	109
USAA Auto Owner Trust Series 2008-1 Class A4 4.500% due 10/15/13	100	105
		214
Corporate Bonds and Notes - 22.9%
Alabama Power Co. 5.700% due 02/15/33	50	50
Altria Group, Inc. 9.250% due 08/06/19	500	619
American Express Co. 8.125% due 05/20/19	250	303
American International Group, Inc. 4.250% due 05/15/13	250	231
American Tower Corp. (l) 7.250% due 05/15/19	250	281
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
AT&T, Inc. 6.550% due 02/15/39	250	264
Bank of America Corp. (Å) 2.100% due 04/30/12	225	230
Caterpillar Financial Services Corp. 5.500% due 03/15/16	75	83
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	26
Cisco Systems, Inc. 5.900% due 02/15/39	75	77
Citibank NA (Å) 1.375% due 08/10/11	250	252
Citigroup, Inc. 8.500% due 05/22/19	250	289
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	87
ConocoPhillips 6.650% due 07/15/18	100	116
Exelon Generation Co. LLC 5.200% due 10/01/19	250	254
FIA Card Services NA 6.625% due 06/15/12	150	163
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	52
2.200% due 06/08/12 (Å)	225	230
5.000% due 01/08/16	50	52
6.875% due 01/10/39	50	52

	Principal Amount ($) or Shares	Market Value $
General Electric Co. 5.000% due 02/01/13	100	107
GlaxoSmithKline Capital, Inc. 6.375% due 05/15/38	75	84
Goldman Sachs Group, Inc. (The) 5.000% due 10/01/14	125	132
5.750% due 10/01/16	100	106
5.950% due 01/15/27	70	65
Hess Corp. 7.300% due 08/15/31	25	29
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	72
HSBC Finance Capital Trust IX 5.911% due 11/30/35	300	255
HSBC Finance Corp. 7.000% due 05/15/12	100	110
International Business Machines Corp. 5.875% due 11/29/32	50	53
International Paper Co. 7.300% due 11/15/39	250	267
Kraft Foods, Inc. 6.500% due 11/01/31	25	26
L-3 Communications Corp. (l) 5.200% due 10/15/19	250	254
Lincoln National Corp. 8.750% due 07/01/19	415	500
Lloyds TSB Bank PLC (l) 5.800% due 01/13/20	250	242
Lubrizol Corp. 6.500% due 10/01/34	25	26
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	105
MetLife, Inc. 6.750% due 06/01/16	100	111
Morgan Stanley 4.200% due 11/20/14	250	251
5.750% due 10/18/16	100	104
Newell Rubbermaid, Inc. 10.600% due 04/15/19	250	329
News America, Inc. 6.900% due 03/01/19	250	287
6.900% due 08/15/39 (l)	50	55
Pharmacia Corp. 6.600% due 12/01/28	100	110
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	53
Procter & Gamble - Esop Series A 9.360% due 01/01/21	21	27
ProLogis 7.375% due 10/30/19	250	258
Regions Financial Corp. 7.750% due 11/10/14	250	257

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	250	251
RR Donnelley & Sons Co. 11.250% due 02/01/19	250	316
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Spectra Energy Capital LLC 5.650% due 03/01/20	250	257
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	54
6.750% due 06/15/39	250	266
Verizon Communications, Inc. 5.850% due 09/15/35	150	147
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	109
Yum! Brands, Inc. 5.300% due 09/15/19	250	258
ZFS Finance USA Trust I (l) 6.150% due 12/15/65	220	210
		9,906
International Debt - 4.5%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	46
ArcelorMittal 9.850% due 06/01/19	250	315
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	27
Brazilian Government International Bond Series A 8.000% due 01/15/18	44	52
7.125% due 01/20/37	100	113
Canadian Pacific Railway Co. 9.450% due 08/01/21	40	54
Credit Agricole SA (ƒ)(l) 6.637% due 05/29/49	250	207
European Investment Bank 2.625% due 05/16/11	150	154
4.250% due 07/15/13	150	161
5.125% due 09/13/16	150	167
Kreditanstalt fuer Wiederaufbau 3.250% due 03/15/13	150	157
Series GMTN 4.375% due 03/15/18	150	157
Mexico Government International Bond 6.375% due 01/16/13	25	28
6.625% due 03/03/15	100	112
Scottish Power, Ltd. 5.810% due 03/15/25	100	99

	Principal Amount ($) or Shares	Market Value $
Talisman Energy, Inc. 5.850% due 02/01/37	25	24
Vale Overseas, Ltd. 6.250% due 01/23/17	50	53
		1,926
Mortgage-Backed Securities - 35.6%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	260
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623% due 10/15/41	290	298
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.826% due 06/15/38	243	252
Fannie Mae 6.000% due 2013	133	143
5.500% due 2014	5	5
6.500% due 2014	181	196
7.500% due 2015	20	21
6.500% due 2016	30	33
5.000% due 2018	430	458
5.500% due 2018	210	226
5.500% due 2019	89	95
9.000% due 2025	270	313
9.000% due 2026	2	2
7.500% due 2027	143	161
6.000% due 2028	12	13
6.000% due 2029	4	4
7.000% due 2029	4	4
6.000% due 2030	3	3
7.500% due 2030	2	3
8.000% due 2031	6	7
4.500% due 2033	608	622
6.000% due 2033	347	374
5.500% due 2034	799	845
5.118% due 2036 (Ê)	1,003	1,050
6.000% due 2038	1,587	1,686
4.500% due 2039	370	375
Freddie Mac 6.000% due 2016	60	65
7.000% due 2016	82	89
4.500% due 2019	300	316
4.500% due 2023	186	194
8.500% due 2025	1	1
6.500% due 2029	78	86
7.000% due 2030	3	3
7.000% due 2031	99	109
6.500% due 2032	273	299
6.000% due 2033	122	132

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.500% due 2033	488	534
7.000% due 2033	178	196
5.000% due 2035	1,671	1,741
5.500% due 2038	1,544	1,634
Ginnie Mae I 8.000% due 2012	22	24
10.000% due 2013	2	2
7.500% due 2022	—	1
7.000% due 2023	75	82
7.500% due 2023	1	1
6.500% due 2024	2	2
7.500% due 2024	34	38
8.500% due 2025	9	10
7.500% due 2027	3	3
6.500% due 2028	8	9
7.000% due 2028	14	15
7.500% due 2028	14	16
8.500% due 2028	18	21
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	12	15
8.000% due 2030	42	47
6.500% due 2032	88	97
7.000% due 2032	97	108
7.500% due 2032	7	8
5.000% due 2033	213	224
5.500% due 2038	300	318
6.000% due 2038	497	531
4.500% due 2039	248	253
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	300	285
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560% due 11/10/39	200	191
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	207
		15,364
United States Government Agencies - 3.6%
Fannie Mae 6.125% due 03/15/12	600	663
Federal Home Loan Bank Series 467 5.250% due 06/18/14	200	225
Federal Home Loan Bank 4.750% due 09/11/15	150	163

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	350	361
Freddie Mac 6.750% due 03/15/31	125	155
		1,567
United States Government Treasuries - 25.8%
United States Treasury Inflation Indexed Bonds 1.250% due 04/15/14	816	850
United States Treasury Notes 0.875% due 04/30/11	150	151
0.750% due 11/30/11	1,150	1,152
1.375% due 10/15/12	62	62
2.625% due 12/31/14	250	255
2.250% due 01/31/15	3,950	3,951
3.625% due 08/15/19	200	201
3.625% due 02/15/20	3,022	3,030
5.250% due 11/15/28	675	750
4.500% due 08/15/39	765	762
		11,164
Total Long-Term Investments (cost $38,552)		40,141
Short-Term Investments - 6.3%
Fannie Mae 6.000% due 01/01/11	1	1
Freddie Mac 9.000% due 03/01/10	—	—	±
8.000% due 01/01/11	1	1
JPMorgan Chase & Co. (Å) 1.650% due 02/23/11	250	253
SSgA Prime Money Market Fund	2,141,530	2,142
United States Treasury Notes (§) 2.750% due 07/31/10	300	303
Total Short-Term Investments (cost $2,697)		2,700
Total Investments - 99.2% (identified cost $41,249)		42,841
Other Assets and Liabilities, Net - 0.8%		346
Net Assets - 100.0%		43,187

Bond Market Fund
7

SSgA
Bond Market Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	13	USD	2,827	06/10	2
United States Treasury 5 Year Notes	4	USD	464	06/10	1
Short Positions
United States Treasury 30 Year Bonds	3	USD	353	06/10	(5)
United States Treasury 10 Year Notes	23	USD	2,702	06/10	(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(10)

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Asset-Backed Securities	$—	$214	$—	$214	0.5
Corporate Bonds and Notes	—	9,906	—	9,906	22.9
International Debt	—	1,926	—	1,926	4.5
Mortgage-Backed Securities	—	15,364	—	15,364	35.6
United States Government Agencies	—	1,567	—	1,567	3.6
United States Government Treasuries	—	11,164	—	11,164	25.8
Short-Term Investments	2,142	558	—	2,700	6.3
Total Investments	2,142	40,699	—	42,841	99.2
Other Assets and Liabilities, Net					0.8
					100.0
Futures Contracts	(10)	—	—	(10)	(— )*
Total Other Financial Instruments**	(10)	—	—	(10)

* Less than .05% of net assets.

** Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Bond Market Fund
8

SSgA
Intermediate Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,033.10	$1,021.82
Expenses Paid During Period *	$3.02	$3.01

* Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund
9

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.2%
Corporate Bonds and Notes - 33.9%
Abbott Laboratories 5.600% due 05/15/11	25	26
Allstate Corp. (The) 6.125% due 02/15/12	72	78
Altria Group, Inc. 9.250% due 08/06/19	500	619
American Express Co. 5.250% due 09/12/11	75	79
8.125% due 05/20/19	250	302
American International Group, Inc. 4.250% due 05/15/13	250	231
American Tower Corp. (l) 7.250% due 05/15/19	250	281
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	55
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	100
AT&T, Inc. 5.800% due 02/15/19	250	267
Bank of America Corp. (Å) 2.100% due 04/30/12	175	179
Bank of America NA Series BKNT 5.300% due 03/15/17	250	246
BB&T Corp. 6.500% due 08/01/11	15	16
Boston Properties, LP 6.250% due 01/15/13	30	33
Bottling Group LLC 5.500% due 04/01/16	100	111
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	54
Caterpillar Financial Services Corp. 4.625% due 06/01/15	75	79
5.450% due 04/15/18	100	107
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	150	189
Cisco Systems, Inc. 5.500% due 02/22/16	100	113
Citigroup, Inc. 8.500% due 05/22/19	500	577
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	109
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 8.500% due 02/01/12	36	41

	Principal Amount ($) or Shares	Market Value $
Colgate-Palmolive Co. 4.200% due 05/15/13	60	64
Comcast Corp. 6.500% due 01/15/15	50	57
4.950% due 06/15/16	25	26
ConAgra Foods, Inc. 5.819% due 06/15/17	61	65
ConocoPhillips 4.750% due 10/15/12	50	54
CSX Corp. 6.750% due 03/15/11	25	26
CVS Caremark Corp. 5.750% due 06/01/17	50	54
Devon Financing Corp. ULC 6.875% due 09/30/11	50	54
Dover Corp. 4.780% due 10/15/15	25	28
Energy East Corp. 6.750% due 06/15/12	55	60
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Generation Co. LLC 5.200% due 10/01/19	250	254
Genentech, Inc. 4.750% due 07/15/15	50	55
General Electric Capital Corp. 2.200% due 06/08/12 (Å)	175	179
Series MTNA 6.000% due 06/15/12	150	162
5.400% due 02/15/17	250	259
General Mills, Inc. 6.000% due 02/15/12	25	27
Genworth Financial, Inc. 4.950% due 10/01/15	50	45
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	69
Goldman Sachs Group, Inc. (The) 1.625% due 07/15/11 (Å)	250	253
5.700% due 09/01/12	150	162
5.750% due 10/01/16	75	80
5.625% due 01/15/17	50	51
Goodrich Corp. 7.625% due 12/15/12	30	34
Hershey Co. (The) 4.850% due 08/15/15	50	54
Hewlett-Packard Co. 6.125% due 03/01/14	100	113
HJ Heinz Finance Co. 6.000% due 03/15/12	25	27
HSBC Finance Capital Trust IX 5.911% due 11/30/35	250	212

Intermediate Fund
11

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HSBC Finance Corp. 5.500% due 01/19/16	100	106
International Business Machines Corp. 4.750% due 11/29/12	50	55
7.625% due 10/15/18	100	124
International Paper Co. 7.300% due 11/15/39	250	267
JPMorgan Chase & Co. 3.125% due 12/01/11 (Å)	350	364
4.750% due 05/01/13	125	134
6.300% due 04/23/19	225	250
Kohl's Corp. 6.300% due 03/01/11	10	11
L-3 Communications Corp. (l) 5.200% due 10/15/19	250	254
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	222
Lincoln National Corp. 8.750% due 07/01/19	135	163
Lloyds TSB Bank PLC (l) 5.800% due 01/13/20	250	242
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	44
Merck & Co., Inc. 4.375% due 02/15/13	75	81
Merrill Lynch & Co., Inc. 6.875% due 04/25/18	100	105
MetLife, Inc. 6.750% due 06/01/16	100	111
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	133
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	132
2.000% due 09/22/11 (Å)	350	357
Series GMTN 0.549% due 01/09/14	100	96
4.200% due 11/20/14	250	251
6.625% due 04/01/18	100	106
National Fuel Gas Co. 5.250% due 03/01/13	20	21
Nationwide Financial Services 5.900% due 07/01/12	41	43
Newell Rubbermaid, Inc. 10.600% due 04/15/19	250	329
News America, Inc. 6.900% due 03/01/19	250	287
Oracle Corp. 5.250% due 01/15/16	75	83
PepsiCo, Inc. 5.000% due 06/01/18	125	133

	Principal Amount ($) or Shares	Market Value $
Pitney Bowes, Inc. 4.625% due 10/01/12	45	48
ProLogis 7.375% due 10/30/19	250	258
PSEG Power LLC 5.500% due 12/01/15	50	54
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	54
Qwest Corp. 7.875% due 09/01/11	50	53
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	64
Regions Financial Corp. 7.750% due 11/10/14	250	257
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	250	251
RR Donnelley & Sons Co. 11.250% due 02/01/19	250	316
Spectra Energy Capital LLC 5.650% due 03/01/20	250	257
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	52
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	54
8.250% due 04/01/19	250	304
Time Warner, Inc. 6.875% due 05/01/12	25	28
Union Pacific Corp. 5.650% due 05/01/17	50	54
United Technologies Corp. 6.100% due 05/15/12	90	99
Verizon Communications, Inc. 4.900% due 09/15/15	100	108
8.750% due 11/01/18	125	158
Viacom, Inc. 6.250% due 04/30/16	50	56
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	54
Wal-Mart Stores, Inc. 5.375% due 04/05/17	125	137
Walt Disney Co. (The) Series MTNC 6.000% due 07/17/17	100	113
WellPoint Health Networks, Inc. 6.375% due 01/15/12	30	32
Wells Fargo & Co. (Å) 3.000% due 12/09/11	350	363

Intermediate Fund
12

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	100
Wyeth 6.950% due 03/15/11	75	80
Xerox Corp. 6.400% due 03/15/16	70	77
Yum! Brands, Inc. 5.300% due 09/15/19	250	258
ZFS Finance USA Trust I (l) 6.150% due 12/15/65	215	205
		14,923
International Debt - 6.9%
ArcelorMittal 9.850% due 06/01/19	250	315
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	31
BP Capital Markets PLC 5.250% due 11/07/13	175	193
Brazilian Government International Bond Series A 8.000% due 01/15/18	89	104
British Telecommunications PLC 5.950% due 01/15/18	100	103
Credit Agricole SA (ƒ)(l) 6.637% due 05/29/49	250	207
Deutsche Telekom International Finance BV 5.250% due 07/22/13	75	81
European Investment Bank 2.625% due 05/16/11	225	231
4.250% due 07/15/13	225	242
5.125% due 09/13/16	125	139
France Telecom SA 7.750% due 03/01/11	75	80
Hydro Quebec Series IF 8.000% due 02/01/13	85	100
Italian Republic Series DTC 5.625% due 06/15/12	75	82
5.250% due 09/20/16	125	135
Korea National Housing Corp. (Ê)(l) 0.501% due 11/22/11	90	90
Kreditanstalt fuer Wiederaufbau 3.250% due 03/15/13	150	157
Series GMTN 4.375% due 03/15/18	100	105
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	110

	Principal Amount ($) or Shares	Market Value $
Petrobras International Finance Co. 6.125% due 10/06/16	25	27
Rio Tinto Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	53
Rogers Communications, Inc. 6.250% due 06/15/13	75	83
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	91
South Africa Government International Bond 7.375% due 04/25/12	50	55
Telefonica Emisiones SAU 6.421% due 06/20/16	65	73
Tyco International Finance SA 6.000% due 11/15/13	25	28
Vale Overseas, Ltd. 6.250% due 01/23/17	75	79
XL Capital Finance Europe PLC 6.500% due 01/15/12	26	27
Xstrata Canada Corp. 7.350% due 06/05/12	16	18
		3,049
Mortgage-Backed Securities - 0.2%
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	77	77
United States Government Agencies - 7.8%
Fannie Mae 3.625% due 02/12/13	1,500	1,592
Federal Home Loan Bank 4.000% due 09/06/13	750	804
Federal Home Loan Mortgage Corp. 3.000% due 07/28/14	250	258
Freddie Mac 5.125% due 11/17/17	675	752
		3,406
United States Government Treasuries - 41.4%
United States Treasury Inflation Indexed Bonds 1.250% due 04/15/14	816	850
United States Treasury Notes 0.750% due 11/30/11	3,010	3,014
1.375% due 10/15/12	33	33
2.875% due 01/31/13	1,000	1,046
3.125% due 04/30/13	1,000	1,053
3.500% due 05/31/13	500	533
3.375% due 07/31/13	1,250	1,327
1.750% due 01/31/14	800	799
1.875% due 02/28/14	1,575	1,578

Intermediate Fund
13

SSgA
Intermediate Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
2.625% due 12/31/14	250	255
2.250% due 01/31/15	4,335	4,336
3.000% due 08/31/16	405	408
3.625% due 02/15/20	2,995	3,003
		18,235
Total Long-Term Investments (cost $38,369)		39,690
Short-Term Investments - 8.9%
Federal Home Loan Bank 2.750% due 06/18/10	350	353
Freddie Mac 3.250% due 02/25/11	500	513
SSgA Prime Money Market Fund	1,147,767	1,148

	Principal Amount ($) or Shares	Market Value $
United States Treasury Notes 2.750% due 07/31/10 (§)	200	202
4.250% due 10/15/10	1,650	1,692
Total Short-Term Investments (cost $3,887)		3,908
Total Investments - 99.1% (identified cost $42,256)		43,598
Other Assets and Liabilities, Net - 0.9%		406
Net Assets - 100.0%		44,004

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
United States Treasury 2 Year Notes	11	USD	2,392	06/10	2
United States Treasury 5 Year Notes	3	USD	348	06/10	1
Short Positions
United States Treasury 10 Year Notes	28	USD	3,290	06/10	(4)
United States Treasury 30 Year Notes	3	USD	353	06/10	(11)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(12)

Intermediate Fund
14

SSgA
Intermediate Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$14,923	$—	$14,923	33.9
International Debt	—	3,049	—	3,049	6.9
Mortgage-Backed Securities	—	77	—	77	0.2
United States Government Agencies	—	3,406	—	3,406	7.8
United States Government Treasuries	—	18,235	—	18,235	41.4
Short-Term Investments	1,148	2,760	—	3,908	8.9
Total Investments	1,148	42,450	—	43,598	99.1
Other Assets and Liabilities, Net					0.9
					100.0
Futures Contracts	(12)	—	—	(12)	(— )*
Total Other Financial Instruments**	(12)	—	—	(12)

* Less than .05% of net assets.

** Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Intermediate Fund
15

This page has been intentionally left blank.

SSgA
High Yield Bond Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,141.90	$1,021.08
Expenses Paid During Period *	$3.98	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
17

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SSgA
High Yield Bond Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 96.1%
Corporate Bonds and Notes - 81.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I (ƒ)(l) 6.523% due 12/29/49	375	319
AES Corp. (The) (l) 9.750% due 04/15/16	300	320
Affinia Group, Inc. (l) 10.750% due 08/15/16	300	325
Albertsons, Inc. 7.450% due 08/01/29	230	194
Altra Holdings, Inc. (l) 8.125% due 12/01/16	190	195
American Casino & Entertainment Properties LLC 11.000% due 06/15/14	450	382
American General Finance Corp. 6.900% due 12/15/17	625	448
American International Group, Inc. 8.175% due 05/15/68	300	202
Apria Healthcare Group, Inc. (l) 11.250% due 11/01/14	130	140
Arch Coal, Inc. (l) 8.750% due 08/01/16	160	166
Atlas Energy Operating Co. LLC 10.750% due 02/01/18	225	244
Atlas Pipeline Partners, LP 8.125% due 12/15/15	350	328
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 7.750% due 05/15/16	325	293
Beazer Homes USA, Inc. 6.500% due 11/15/13	400	362
Berry Plastics Corp. 10.250% due 03/01/16	175	157
Biomet, Inc. 11.625% due 10/15/17	200	221
Bon-Ton Department Stores, Inc. (The) 10.250% due 03/15/14	375	337
Building Materials Corp. of America 7.750% due 08/01/14	50	52
Bumble Bee Foods LLC (l) 7.750% due 12/15/15	355	356
Cengage Learning Acquisitions, Inc. (l) 10.500% due 01/15/15	475	433
Chesapeake Energy Corp. 6.500% due 08/15/17	650	617
CIT Group Funding Co. of Delaware LLC 10.250% due 05/01/17	300	307

	Principal Amount ($) or Shares	Market Value $
CIT Group, Inc. 7.000% due 05/01/17	975	862
Citigroup Capital XXI 8.300% due 12/21/77	500	464
Clear Channel Communications, Inc. 5.500% due 09/15/14	275	164
Clear Channel Worldwide Holdings, Inc. (l) 9.250% due 12/15/17	217	223
Clearwire Communications LLC / Clearwire Finance, Inc. (l) 12.000% due 12/01/15	185	181
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. (l) 8.500% due 12/15/19	175	177
Continental Airlines 2007-1 Class C Pass Through Trust Series 071C 7.339% due 04/19/14	375	352
Cott Beverages, Inc. (l) 8.375% due 11/15/17	30	31
Cricket Communications, Inc. 10.000% due 07/15/15	475	481
Crosstex Energy/Crosstex Energy Finance Corp. (l) 8.875% due 02/15/18	175	178
CSC Holdings LLC (l) 8.625% due 02/15/19	275	297
DAE Aviation Holdings, Inc. (l) 11.250% due 08/01/15	375	342
Delta Air Lines, Inc. Series 011B 7.711% due 03/18/13	200	198
12.250% due 03/15/15 (l)	300	305
Deluxe Corp. 7.375% due 06/01/15	200	194
DJO Finance LLC / DJO Finance Corp. (l) 10.875% due 11/15/14	375	401
Dole Food Co., Inc. (l) 8.000% due 10/01/16	150	153
Dynegy Holdings, Inc. 7.500% due 06/01/15	250	217
Edison Mission Energy 7.000% due 05/15/17	175	128
El Paso Corp. 7.250% due 06/01/18	275	277
Energy Future Holdings Corp. 10.875% due 11/01/17	275	208
10.000% due 01/15/20 (l)	100	102
Energy XXI Gulf Coast, Inc. 10.000% due 06/15/13	375	378

High Yield Bond Fund
19

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Equinix, Inc. 8.125% due 03/01/18	350	350
Equinox Holdings, Inc. (l) 9.500% due 02/01/16	350	345
FireKeepers Development Authority (l) 13.875% due 05/01/15	300	345
First Data Corp. 9.875% due 09/24/15	425	368
11.250% due 03/31/16	175	144
Ford Motor Co. 7.450% due 07/16/31	300	264
Ford Motor Credit Co. LLC 7.500% due 08/01/12	300	301
8.000% due 06/01/14	400	403
Freescale Semiconductor, Inc. 8.875% due 12/15/14	250	222
Genworth Financial, Inc. 6.150% due 11/15/66	300	208
GeoEye, Inc. (l) 9.625% due 10/01/15	300	304
Geokinetics Holdings, Inc. (l) 9.750% due 12/15/14	375	358
Georgia Gulf Corp. (l) 9.000% due 01/15/17	500	519
GMAC, Inc. Series * 6.875% due 08/28/12	825	817
8.000% due 11/01/31	250	231
Goodman Global Group, Inc. (l) Zero coupon due 12/15/14	750	435
Goodyear Tire & Rubber Co. (The) 10.500% due 05/15/16	210	226
Graham Packaging Co., Inc. 9.875% due 10/15/14	175	178
GXS Worldwide, Inc. (l) 9.750% due 06/15/15	375	356
Harrah's Operating Co., Inc. 11.250% due 06/01/17	325	337
10.000% due 12/15/18	100	76
HCA, Inc. 6.250% due 02/15/13	700	686
9.250% due 11/15/16	480	509
Headwaters, Inc. (l) 11.375% due 11/01/14	355	359
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 9.750% due 11/15/14	400	378
HSN, Inc. 11.250% due 08/01/16	175	196
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	375	339

	Principal Amount ($) or Shares	Market Value $
International Lease Finance Corp. 5.750% due 06/15/11	175	168
6.375% due 03/25/13	275	242
JohnsonDiversey, Inc. (l) 8.250% due 11/15/19	5	5
Kansas City Southern Railway 13.000% due 12/15/13	200	231
KAR Auction Services, Inc. 10.000% due 05/01/15	7	7
Landry's Restaurants, Inc. (l) 11.625% due 12/01/15	190	199
Level 3 Financing, Inc. (l) 10.000% due 02/01/18	175	161
Libbey Glass, Inc. (l) 10.000% due 02/15/15	350	362
Liberty Mutual Group, Inc. (l) 10.750% due 06/15/88	300	324
Limited Brands Inc. 8.500% due 06/15/19	175	187
Lincoln National Corp. 6.050% due 04/20/67	600	461
Linn Energy LLC (l) 11.750% due 05/15/17	275	311
Macy's Retail Holdings, Inc. 8.875% due 07/15/15 (Ê)	300	329
6.900% due 04/01/29	225	205
MGM Mirage 8.375% due 02/01/11	300	292
6.750% due 04/01/13	150	135
Michaels Stores, Inc. 11.375% due 11/01/16	300	301
Mirant Americas Generation LLC 8.500% due 10/01/21	225	210
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	300	265
Momentive Performance Materials, Inc. 11.500% due 12/01/16	350	285
Murray Energy Corp. (l) 10.250% due 10/15/15	175	175
Navistar International Corp. 8.250% due 11/01/21	205	208
Neiman Marcus Group, Inc. (The) 10.375% due 10/15/15	175	174
NewPage Corp. 11.375% due 12/31/14	175	167
Nielsen Finance LLC / Nielsen Finance Co. 11.625% due 02/01/14	150	167
12.500% due 08/01/16	350	317
NRG Energy, Inc. 7.375% due 01/15/17	385	379
Nuveen Investments, Inc. 5.500% due 09/15/15	300	216

High Yield Bond Fund
20

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Oshkosh Corp. (l) Series 011B 8.250% due 03/01/17	70	70
8.500% due 03/01/20	155	155
PAETEC Holding Corp. 9.500% due 07/15/15	350	340
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	362
Quintiles Transnational Corp. (l) 9.500% due 12/30/14	340	343
Qwest Communications International, Inc. (l) 7.125% due 04/01/18	550	550
Realogy Corp. 10.500% due 04/15/14	175	146
Reddy Ice Corp. (l) 11.250% due 03/15/15	175	175
Revlon Consumer Products Corp. (l) 9.750% due 11/15/15	375	385
Rite Aid Corp. 9.500% due 06/15/17	275	228
RSC Equipment Rental, Inc. (l) 10.000% due 07/15/17	225	241
Sabine Pass LNG, LP 7.500% due 11/30/16	150	132
SandRidge Energy, Inc. 8.625% due 04/01/15	250	245
ServiceMaster Co. (The) (l) 10.750% due 07/15/15	200	205
Smithfield Foods, Inc. Series B 7.750% due 05/15/13	325	317
Solutia, Inc. 8.750% due 11/01/17	40	42
Sorenson Communications, Inc. (l) 10.500% due 02/01/15	375	342
Sprint Nextel Corp. 8.375% due 08/15/17	900	871
Steel Dynamics, Inc. 6.750% due 04/01/15	200	193
SunGard Data Systems, Inc. 9.125% due 08/15/13	200	205
Surgical Care Affiliates, Inc. (l) 10.000% due 07/15/17	450	443
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. (l) 11.250% due 07/15/17	325	361
Tenneco, Inc. 8.625% due 11/15/14	185	182

	Principal Amount ($) or Shares	Market Value $
Terremark Worldwide, Inc. (l) 12.000% due 06/15/17	500	549
Tesoro Corp. 9.750% due 06/01/19	150	154
Texas Competitive Electric Holdings Co. LLC Series A 10.250% due 11/01/15	425	318
Tops Markets LLC (l) 10.125% due 10/15/15	375	387
Toys R US, Inc. 7.375% due 10/15/18	260	244
TRW Automotive, Inc. (l) 7.000% due 03/15/14	150	143
Unisys Corp. (l) 14.250% due 09/15/15	300	354
United Air Lines, Inc. (l) 9.875% due 08/01/13	375	375
United Rentals NA, Inc. 10.875% due 06/15/16	175	184
United Surgical Partners International, Inc. 9.250% due 05/01/17	225	232
Visant Holding Corp. 10.250% due 12/01/13	150	154
West Corp. 11.000% due 10/15/16	250	251
Wyndham Worldwide Corp. 9.875% due 05/01/14	300	338
XM Satellite Radio, Inc. (l) 11.250% due 06/15/13	225	240
Yankee Acquisition Corp. Series B 9.750% due 02/15/17	375	374
		39,278
International Debt - 14.7%
Ashtead Holdings PLC (l) 8.625% due 08/01/15	150	149
Cie Generale de Geophysique-Veritas 9.500% due 05/15/16	300	316
Connacher Oil and Gas, Ltd. (l) 10.250% due 12/15/15	575	554
Expro Finance Luxembourg SCA (l) 8.500% due 12/15/16	375	373
Gibson Energy ULC/ GEP Midstream Finance Corp. (l) 11.750% due 05/27/14	175	189
10.000% due 01/15/18	350	341
Global Crossing, Ltd. (l) 12.000% due 09/15/15	375	408

High Yield Bond Fund
21

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
HBOS Capital Funding, LP (ƒ)(l) 6.070% due 06/29/49	150	110
Intelsat Jackson Holdings SA 11.250% due 06/15/16	550	587
Intelsat Luxembourg SA 11.500% due 02/04/17	186	182
Intelsat Subsidiary Holding Co. SA (l) 8.875% due 01/15/15	125	127
Nova Chemicals Corp. (l) 8.375% due 11/01/16	375	370
Novelis, Inc. 11.500% due 02/15/15	300	319
OPTI Canada, Inc. 8.250% due 12/15/14	350	311
Royal Bank of Scotland Group PLC (ƒ) Series U 7.640% due 03/29/49	375	231
Seagate Technology International (l) 10.000% due 05/01/14	300	341
Teck Resources, Ltd. 9.750% due 05/15/14	110	130
10.250% due 05/15/16	110	131
Teekay Corp. 8.500% due 01/15/20	535	543
Telesat Canada / Telesat LLC 11.000% due 11/01/15	250	272
UPC Holding BV (l) 9.875% due 04/15/18	300	312
Virgin Media Finance PLC Series 1 9.500% due 08/15/16	300	318

	Principal Amount ($) or Shares	Market Value $
Wind Acquisition Finance SA (l) 11.750% due 07/15/17	275	294
Wind Acquisition Holdings Finance SA (l) 12.250% due 07/15/17	200	185
		7,093
Total Long-Term Investments (cost $41,909)		46,371
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
Sirius XM Radio, Inc. 2010 Warrants (l)(Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±
Short-Term Investments - 2.4%
SSgA Prime Money Market Fund	1,170,672	1,171
Total Short-Term Investments (cost $1,171)		1,171
Total Investments - 98.5% (identified cost $43,161)		47,542
Other Assets and Liabilities, Net - 1.5%		707
Net Assets - 100.0%		48,249

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value $				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Corporate Bonds and Notes	$—	$39,278	$—	$39,278	81.4
International Debt	—	7,093	—	7,093	14.7
Warrants and Rights	—	—	—	—	— *
Short-Term Investments	1,171	—	—	1,171	2.4
Total Investments	1,171	46,371	—	47,542	98.5
Other Assets and Liabilities, Net					1.5
					100.0

* Less than .05% of net assets

For a description of the levels see note 2 in the Notes to Financial Statements.

High Yield Bond Fund
22

SSgA
Fixed Income Funds

Notes to Schedules of Investments — February 28, 2010 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

(Å)  The timely payment of interest and principal is guaranteed by the FDIC through 2012.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
23

SSgA
Fixed Income Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$41,249	$42,256	$43,161
Investments, at market	42,841	43,598	47,542
Receivables:
Dividends and interest	313	400	1,020
Investments sold	1,578	828	2,330
Fund shares sold	10	84	201
From Advisor	20	16	12
Prepaid expenses	10	1	2
Total assets	44,772	44,927	51,107
Liabilities
Payables:
Investments purchased	1,483	768	2,738
Fund shares redeemed	14	13	69
Accrued fees to affiliates	47	33	30
Other accrued expenses	34	99	21
Daily variation margin on futures contracts	7	10	—
Total liabilities	1,585	923	2,858
Net Assets	$43,187	$44,004	$48,249
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$151	$108	$434
Accumulated net realized gain (loss)	(43,822)	(9,414)	(5,217)
Unrealized appreciation (depreciation) on:
Investments	1,592	1,342	4,381
Futures contracts	(10)	(12)	—
Shares of beneficial interest	5	5	6
Additional paid-in capital	85,271	51,975	48,645
Net Assets	$43,187	$44,004	$48,249
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$8.54	$8.75	$7.71
Net assets	$42,961,182	$44,004,471	$48,249,178
Shares outstanding ($.001 par value)	5,028,867	5,026,665	6,259,317
Net asset value per share: Class R*	$8.49	$—	$—
Net assets	$225,527	$—	$—
Shares outstanding ($.001 par value)	26,572	—	—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
24

SSgA
Fixed Income Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends from affiliated money market funds	$1	$1	$1
Interest	970	753	3,056
Total investment income	971	754	3,057
Expenses
Advisory fees	63	64	83
Administrative fees	21	22	24
Custodian fees	44	35	28
Distribution fees	12	29	45
Transfer agent fees	32	16	18
Professional fees	26	25	19
Registration fees	15	9	15
Shareholder servicing fees	7	16	10
Trustees' fees	6	6	7
Printing fees	7	3	5
Miscellaneous	3	3	3
Expenses before reductions	236	228	257
Expense reductions	(131)	(100)	(50)
Net expenses	105	128	207
Net investment income (loss)	866	626	2,850
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	799	726	5,407
Futures contracts	(85)	(111)	—
Net realized gain (loss)	714	615	5,407
Net change in unrealized appreciation (depreciation) on:
Investments	46	205	(944)
Futures contracts	(10)	(11)	—
Net change in unrealized appreciation (depreciation)	36	194	(944)
Net realized and unrealized gain (loss)	750	809	4,463
Net Increase (Decrease) in Net Assets from Operations	$1,616	$1,435	$7,313

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
25

SSgA
Fixed Income Funds

Statements of Changes in Net Assets

	Bond Market Fund		Intermediate Fund
Amounts in thousands	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$866	$1,928	$626	$1,178
Net realized gain (loss)	714	(2,130)	615	(671)
Net change in unrealized appreciation (depreciation)	36	2,950	194	1,756
Net increase (decrease) in net assets from operations	1,616	2,748	1,435	2,263
Distributions
From net investment income
Institutional Class	(841)	(1,981)	(605)	(1,201)
Class R	(3)	(3)	—	—
Net decrease in net assets from distributions	(844)	(1,984)	(605)	(1,201)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,113	(11,930)	1,866	1,749
Total Net Increase (Decrease) in Net Assets	1,885	(11,166)	2,696	2,811
Net Assets
Beginning of period	41,302	52,468	41,308	38,497
End of period	$43,187	$41,302	$44,004	$41,308
Undistributed (overdistributed) net investment income included in net assets	$151	$129	$108	$88

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
26

	High Yield Bond Fund
Amounts in thousands	Six Month Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,850	$4,317
Net realized gain (loss)	5,407	(8,354)
Net change in unrealized appreciation (depreciation)	(944)	7,156
Net increase (decrease) in net assets from operations	7,313	3,119
Distributions
From net investment income
Institutional Class	(2,899)	(4,148)
Class R	—	—
Net decrease in net assets from distributions	(2,899)	(4,148)
Share Transactions
Net increase (decrease) in net assets from share transactions	(8,021)	2,520
Total Net Increase (Decrease) in Net Assets	(3,607)	1,491
Net Assets
Beginning of period	51,856	50,365
End of period	$48,249	$51,856
Undistributed (overdistributed) net investment income included in net assets	$434	$483

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
27

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Bond Market Fund
Institutional Class
February 28, 2010*	8.39	.17	.15		.32	(.17)	—	(.17)
August 31, 2009	8.17	.35	.23		.58	(.36)	—	(.36)
August 31, 2008	9.14	.44	(.99)		(.55)	(.42)	—	(.42)
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (e)	(.50)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
Class R
February 28, 2010*	8.33	.17	.15		.32	(.16)	—	(.16)
August 31, 2009	8.12	.33	.22		.55	(.34)	—	(.34)
August 31, 2008	9.11	.36	(.95)		(.59)	(.40)	—	(.40)
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (e)	(.52)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
Intermediate Fund
February 28, 2010*	8.59	.13	.15		.28	(.12)	—	(.12)
August 31, 2009	8.34	.26	.26		.52	(.27)	—	(.27)
August 31, 2008	9.00	.38	(.64)		(.26)	(.40)	—	(.40)
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
High Yield Bond Fund
February 28, 2010*	7.12	.39	.60		.99	(.40)	—	(.40)
August 31, 2009	7.60	.64	(.48)		.16	(.64)	—	(.64)
August 31, 2008	8.27	.61	(.68)		(.07)	(.60)	—	(.60)
August 31, 2007	8.31	.60	(.04	)(f)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)

*  For the six months ended February 28, 2010 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e)   Less than $.005 per share.
(f)  Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
28

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Bond Market Fund
Institutional Class
February 28, 2010*	8.54	3.85	42,961	.50	1.13	2.05	283
August 31, 2009	8.39	7.39	41,151	.50	1.08	4.41	408
August 31, 2008	8.17	(6.14)	52,456	.50	.78	4.96	287
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	368
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	357
Class R
February 28, 2010*	8.49	3.91	226	.68	1.30	1.97	283
August 31, 2009	8.33	7.02	151	.68	1.27	4.09	408
August 31, 2008	8.12	(6.62)	12	1.00	1.54	4.23	287
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	368
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487
August 31, 2005	10.21	3.55	11	.46	.52	3.99	357
Intermediate Fund
February 28, 2010*	8.75	3.31	44,004	.60	1.07	2.94	261
August 31, 2009	8.59	6.42	41,308	.60	1.84	3.19	414
August 31, 2008	8.34	(2.94)	38,497	.60	1.06	4.42	330
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	550
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440
High Yield Bond Fund
February 28, 2010*	7.71	14.19	48,249	.75	.93	10.31	120
August 31, 2009	7.12	3.65	51,856	.75	1.06	10.20	289
August 31, 2008	7.60	(.87)	50,365	.75	1.02	7.66	106
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	95
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	137

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
29

SSgA
Fixed Income Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board. Pricing services generally use matrix pricing which take into consideration yield or bond prices of comparable quality, coupon, maturity and type, as well as a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At February 28, 2010, none of the Funds' net assets were priced using a qualified broker quote. Exchange-listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value ("NAV") per share.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is unreliable.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on

Notes to Financial Statements
30

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

Notes to Financial Statements
31

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	Totals
Bond Market	$—	$2,466,296	$195,353	$40,164,567	$42,826,216
Intermediate	583,826	1,337,557	746,581	6,249,526	8,917,490
High Yield Bond	223,831	—	52,902	6,461,718	6,738,451

As of February 28, 2010, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$41,288,032	$42,291,537	$43,440,040
Gross Tax Unrealized Appreciation	1,577,942	1,337,296	4,383,856
Gross Tax Unrealized Depreciation	(25,445)	(31,115)	(281,763)
Net Tax Unrealized Depreciation	$1,552,497	$1,306,181	$4,102,093

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Bond Market	$1,675,270
Intermediate	1,072,697
High Yield Bond	3,386,718

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and

Notes to Financial Statements
32

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds' investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. This Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. As of February 28, 2010, there were no unfunded loan commitments in the High Yield Bond Fund.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

Notes to Financial Statements
33

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Bond Market	Intermediate
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts
Asset Derivatives
Daily variation margin on futures contracts*	$3	$3
Liability Derivatives
Daily variation margin on futures contracts*	$13	$15

* Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets & Liabilities

The High Yield Bond Fund had no derivative instruments as of the period ended February 28, 2010.

The effects of Derivative Instruments on the Statement of Operations for the six month period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Bond Market	Intermediate
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$(85)	$(111)
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$(10)	$(11)

The High Yield Bond Fund had no derivative instruments as of the six month period ended February 28, 2010.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

Notes to Financial Statements
34

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2010, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Bond Market	$106,850,026	$104,627,021
Intermediate	100,233,274	98,728,187
High Yield Bond	63,102,892	71,264,772

US Government and Agencies

For the period ended February 28, 2010, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Bond Market	$8,780,751	$10,968,463
Intermediate	9,998,640	9,152,130

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Notes to Financial Statements
35

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2010, there were no outstanding securities on loan and no securities lending income earned during the period.

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written investment advisory agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both the Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") a wholly-owned subsidiary of State Street Corporation will waive up to 0.70% of the average daily net assets of the distribution and service (12b-1) fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2010 was $62,668 for the Institutional Class and $263 for Class R. The total amount of reimbursements for the period ended February 28, 2010 was $67,410 for the Institutional Class and $282 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2010 was $63,887. The total amount of reimbursements for the period ended February 28, 2010 was $35,480.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended February 28, 2010 was $48,726. There were no reimbursements for the period ended February 28, 2010.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

Notes to Financial Statements
36

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2010, $4,459,969 of the Central Fund's net assets represents investments by these Funds, and $58,088,798 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the certain Funds' advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2010, the total advisory fees waived are as follows:

Amount Paid
Bond Market	$767
Intermediate	896
High Yield Bond	902

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Bond Market	$1
Intermediate	1
High Yield Bond	3

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all three of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements
37

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder service agreement with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the period ended February 28, 2010, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets
Bond Market	$5,222	$511
Intermediate	5,324	657
High Yield Bond	6,908	243

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Class R

The Investment Company maintains a distribution plan with respect to the Class R Shares pursuant to Rule (12b-1) (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2010.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2010, the Bond Market Fund Class R paid $44.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements
38

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	Bond Market	Intermediate	High Yield Bond
Advisory fees	$9,893	$10,069	$11,635
Administration fees	3,438	3,455	3,614
Custodian fees	8,382	6,993	4,078
Distribution fees	11,396	3,264	825
Shareholder servicing fees	1,587	2,113	1,363
Transfer agent fees	10,538	5,192	6,857
Trustees' fees	1,960	1,952	1,983
	$47,194	$33,038	$30,355

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (one of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Bond Market	2	65.2
Intermediate	3	83.0
High Yield Bond	2	72.5

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Bond Market Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Institutional Class
Proceeds from shares sold	640	950	$5,425	$7,668
Proceeds from reinvestment of distributions	99	246	838	1,976
Payments for shares redeemed	(616)	(2,710)	(5,221)	(21,703)
	123	(1,514)	$1,042	$(12,059)
Class R
Proceeds from shares sold	8	16	$71	$128
Proceeds from reinvestment of distributions	—	—	3	2
Payments for shares redeemed	—	—	(3)	(1)
	8	16	$71	$129
Total net increase (decrease)	131	(1,498)	$1,113	$(11,930)
Intermediate Fund
Proceeds from shares sold	449	1,155	$3,901	$9,601
Proceeds from reinvestment of distributions	70	146	604	1,201
Payments for shares redeemed	(304)	(1,107)	(2,639)	(9,053)
Total net increase (decrease)	215	194	$1,866	$1,749

Notes to Financial Statements
39

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
High Yield Bond Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Proceeds from shares sold	3,263	11,212	$24,785	$69,056
Proceeds from reinvestment of distributions	370	400	2,753	2,552
Payments for shares redeemed	(4,655)	(10,954)	(35,559)	(69,088)
Total net increase (decrease)	(1,022)	658	$(8,021)	$2,520

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2010, the Funds did not utilize the Interfund Lending Program.

7.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by the Advisor pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments:

As of February 28, 2010, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.  Dividends

On March 1, 2010, the Funds declared the following dividends from net investment income payable on March 5, 2010 to shareholders of record March 2, 2010.

Net Investment Income
Bond Market Fund - Institutional Class	$0.2620
Bond Market Fund - Class R	0.0250
Intermediate Fund	0.0188
High Yield Bond Fund	0.0575

Notes to Financial Statements
40

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

On April 1, 2010, the Funds declared the following dividends from net investment income payable on April 8, 2010 to shareholders of record April 5, 2010.

Net Investment Income
Bond Market Fund - Institutional Class	$0.0298
Bond Market Fund - Class R	0.0280
Intermediate Fund	0.0227
High Yield Bond Fund	0.0662

9.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

10.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require disclosure within the financial statements.

Notes to Financial Statements
41

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
42

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about the trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
43

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
44

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
45

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
46

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
47

FISAR-02/10 (53088)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

Semiannual Report

February 28, 2010

SSgA Funds
International Equity Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Emerging Markets Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,113.40	$1,018.70
Expenses Paid During Period *	$6.45	$6.16

* Expenses are equal to the Fund's expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,114.90	$1,019.79
Expenses Paid During Period *	$5.30	$5.06

* Expenses are equal to the Fund's expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund
3

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SSgA
Emerging Markets Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.1%
Bermuda - 0.7%
Credicorp, Ltd.	151,025	11,795
GOME Electrical Appliances Holdings, Ltd. (Æ)	9,815,719	3,086
Hopson Development Holdings, Ltd.	1,858,000	2,599
		17,480
Brazil - 11.8%
Banco Bradesco SA - ADR (Ñ)	1,207,176	20,896
Banco do Brasil SA	602,900	9,932
BM&F Bovespa SA	819,645	5,370
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	143,996	9,858
Cia de Bebidas das Americas - ADR	170,765	16,556
Cia Paranaense de Energia - ADR (Ñ)	600,733	12,309
Cia Siderurgica Nacional SA - ADR (Ñ)	373,117	12,197
Hypermarcas SA (Æ)	255,098	3,045
MRV Engenharia e Participacoes SA	793,326	5,751
Natura Cosmeticos SA	582,400	10,732
OGX Petroleo e Gas Participacoes SA	890,800	7,764
Petroleo Brasileiro SA - ADR	859,057	32,988
Petroleo Brasileiro SA - ADR (Ñ)	961,853	41,023
Tam SA - ADR (Æ)	148,398	2,732
Tele Norte Leste Participacoes SA	34,600	718
Tractebel Energia SA	525,500	6,022
Usinas Siderurgicas de Minas Gerais SA	103,400	2,929
Vale SA Class B (Ñ)	2,759,455	76,878
Vivo Participacoes SA - ADR (Ñ)	155,932	4,220
		281,920
Cayman Islands - 0.5%
Anta Sports Products, Ltd.	2,355,000	3,386
Chaoda Modern Agriculture Holdings, Ltd.	2,314,000	2,504
Golden Eagle Retail Group, Ltd.	1,105,500	2,022
Shimao Property Holdings, Ltd.	2,599,000	4,333
		12,245
China - 11.3%
Agile Property Holdings, Ltd.	5,112,000	6,533
Air China, Ltd. Class H (Æ)	5,356,800	4,672
Bank of China, Ltd.	55,195,000	26,808
BBMG Corp. (Æ)	1,413,600	1,384
China Citic Bank Corp., Ltd.	7,093,500	4,743
China Coal Energy Co.	3,730,300	5,949
China Communications Services Corp., Ltd. Class H	3,982,800	2,047
China Construction Bank Corp. Class H	37,481,000	28,344
China High Speed Transmission Equipment Group Co., Ltd.	2,143,000	4,114

	Principal Amount ($) or Shares	Market Value $
China Life Insurance Co., Ltd. Class H	6,108,000	27,109
China Longyuan Power Group Corp. (Æ)	4,662,547	5,688
China National Building Material Co., Ltd. Class H	2,388,400	4,111
China Petroleum & Chemical Corp. Class H	14,277,000	11,201
China Railway Group, Ltd. (Æ)	2,911,900	2,180
China Shenhua Energy Co., Ltd.	2,259,300	9,722
China Telecom Corp., Ltd. Class H (Ñ)	7,582,000	3,331
Dongfeng Motor Group Co., Ltd. Class H	3,868,000	5,611
Harbin Power Equipment Co., Ltd. Class H (Ñ)	2,340,000	1,884
Hengan International Group Co., Ltd.	1,352,000	9,293
Industrial & Commercial Bank of China	29,418,000	20,807
Jiangxi Copper Co., Ltd. Class H	2,360,000	4,798
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	82,859	6,479
PetroChina Co., Ltd. Class H	14,228,000	15,892
Ping An Insurance Group Co. of China, Ltd. Class H	725,000	5,529
Sinopharm Group Co. (Æ)	226,000	1,018
Tencent Holdings, Ltd.	1,093,500	21,441
Weichai Power Co., Ltd. Class H (Ñ)	610,000	4,625
Xinao Gas Holdings, Ltd.	1,936,000	4,649
Yanzhou Coal Mining Co., Ltd. Class H	4,562,000	9,650
Zhejiang Expressway Co., Ltd. Class H (Ñ)	2,128,000	1,925
Zijin Mining Group Co., Ltd. Class H	8,575,000	7,334
		268,871
Colombia - 0.4%
BanColombia SA - ADR (Ñ)	80,032	3,712
Ecopetrol SA	3,095,309	4,118
Grupo de Inversiones Suramericana SA	149,792	2,068
		9,898
Cyprus - 0.2%
Globaltrans Investment PLC - GDR (Æ)	504,083	5,797
Czech Republic - 1.4%
CEZ AS (Ñ)	338,357	15,473
Komercni Banka AS (Ñ)	47,229	9,308
Telefonica O2 Czech Republic AS	356,662	8,416
		33,197
Egypt - 1.7%
Al Ezz Steel Rebars SAE	896,785	3,014
Commercial International Bank	698,205	8,076
Egyptian Co. for Mobile Services	74,486	2,867
Egyptian Financial Group-Hermes Holding	582,160	3,076

Emerging Markets Fund
5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ElSwedy Cables Holding Co. (Ñ)	136,363	1,950
Orascom Construction Industries	161,495	7,030
Orascom Construction Industries - GDR	42,000	1,791
Orascom Hotels & Development (Æ)	1	—	±
Orascom Telecom Holding SAE	7,043,930	2,970
Orascom Telecom Holding SAE - GDR	438,145	2,331
Talaat Moustafa Group (Æ)	2,377,854	3,257
Telecom Egypt	1,210,213	4,277
		40,639
Hong Kong - 4.7%
Beijing Enterprises Holdings, Ltd.	1,178,500	7,409
China Agri-Industries Holdings, Ltd.	2,706,600	3,884
China Everbright, Ltd.	1,430,000	3,471
China Mobile, Ltd. (Ñ)	4,609,200	45,485
China Overseas Land & Investment, Ltd.	5,760,320	11,681
China Resources Power Holdings Co., Ltd.	1,240,400	2,464
Citic Pacific, Ltd.	1,473,000	3,287
CNOOC, Ltd.	14,654,500	23,108
Fushan International Energy Group, Ltd.	4,990,000	4,449
Guangdong Investment, Ltd.	2,332,000	1,184
Shanghai Industrial Holdings, Ltd.	1,265,000	5,435
		111,857
India - 2.7%
Axis Bank, Ltd.	88,580	2,161
Bajaj Auto, Ltd.	38,221	1,507
Bharat Heavy Electricals, Ltd.	42,737	2,178
Bharat Petroleum Corp., Ltd.	26,128	320
Dr Reddys Laboratories, Ltd.	70,686	1,751
GAIL India, Ltd.	269,056	2,327
Grasim Industries, Ltd. (Ñ)	9,417	551
HDFC Bank, Ltd.	69,304	2,563
Hero Honda Motors, Ltd.	36,241	1,397
Hindalco Industries, Ltd.	355,507	1,254
Housing Development Finance Corp.	27,885	1,512
ICICI Bank, Ltd.	293,069	5,544
Infosys Technologies, Ltd.	169,780	9,582
Infrastructure Development Finance Co., Ltd.	273,850	948
ITC, Ltd.	254,289	1,281
Jaiprakash Associates, Ltd.	330,922	949
Jindal Steel & Power, Ltd.	178,680	2,451
Larsen & Toubro, Ltd.	59,106	2,005
Mahindra & Mahindra, Ltd.	57,114	1,248
Maruti Suzuki India, Ltd.	25,238	799
Oil & Natural Gas Corp., Ltd.	57,449	1,393
Reliance Industries, Ltd.	383,351	8,140
Reliance Infrastructure, Ltd.	18,903	411
Sesa Goa, Ltd.	367,359	3,190

	Principal Amount ($) or Shares	Market Value $
State Bank of India, Ltd.	30,153	1,291
Steel Authority of India, Ltd.	258,565	1,225
Sterlite Industries India, Ltd.	144,345	2,448
Tata Consultancy Services, Ltd.	138,275	2,285
Tata Power Co., Ltd.	29,645	780
United Spirits, Ltd.	32,145	944
		64,435
Indonesia - 4.6%
Adaro Energy PT	15,157,000	2,971
Aneka Tambang Tbk PT	9,662,000	2,148
Astra International Tbk PT	4,693,120	18,225
Bank Central Asia Tbk PT	23,670,000	12,361
Bank Mandiri Tbk PT	18,195,000	8,722
Bank Rakyat Indonesia	13,350,000	10,225
Bumi Resources Tbk PT	18,646,000	4,494
Indofood Sukses Makmur Tbk PT	12,140,500	4,942
Perusahaan Gas Negara PT	24,657,000	9,575
Semen Gresik Persero Tbk PT	6,923,500	5,637
Tambang Batubara Bukit Asam Tbk PT	3,736,500	6,244
Telekomunikasi Indonesia Tbk PT	19,085,500	16,969
Unilever Indonesia Tbk PT	2,444,500	3,012
United Tractors Tbk PT	2,959,000	5,436
		110,961
Israel - 1.2%
Bank Hapoalim BM (Æ)	371,182	1,541
Bank Leumi Le-Israel BM (Æ)(Ñ)	526,751	2,228
Bezeq Israeli Telecommunication Corp., Ltd.	697,058	1,810
Check Point Software Technologies (Æ)(Ñ)	79,642	2,596
Discount Investment Corp.	56,396	1,425
Israel Chemicals, Ltd.	170,187	2,071
Israel Corp., Ltd. (The) (Æ)	839	637
Israel Discount Bank, Ltd. Class A (Æ)(Ñ)	367,704	803
Teva Pharmaceutical Industries, Ltd. - ADR	274,178	16,453
		29,564
Malaysia - 1.2%
Axiata Group BHD (Æ)	1,803,775	1,976
Berjaya Sports Toto BHD (Æ)	389,300	488
CIMB Group Holdings BHD	943,400	3,607
Genting BHD	288,100	534
Hong Leong Financial Group BHD	159,300	360
IJM Corp. BHD	1,409,000	1,833
Kuala Lumpur Kepong BHD	339,800	1,670
Malayan Banking BHD	1,754,270	3,590
Maxis BHD	1,055,700	1,711
PLUS Expressways BHD	1,152,500	1,168
PPB Group BHD	117,000	557

Emerging Markets Fund
6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Public Bank BHD	693,700	2,265
Public Bank BHD (Ñ)	205,873	671
Ramunia Holdings BHD (Æ)	97,520	11
RHB Capital BHD	176,300	273
Sime Darby BHD	1,290,600	3,202
Tanjong PLC	56,500	292
Telekom Malaysia BHD	1,061,200	1,016
Tenaga Nasional BHD	840,700	1,965
UMW Holdings BHD	296,300	546
		27,735
Mexico - 3.7%
Alfa SAB de CV Class A	409,900	2,766
America Movil SAB de CV Series L	690,093	30,758
Fomento Economico Mexicano SAB de CV - ADR	213,400	9,134
Grupo Aeroportuario del Pacifico SAB de CV Class B	777,400	2,651
Grupo Financiero Banorte SAB de CV Class O (Æ)	1,146,061	4,285
Grupo Mexico SAB de CV (Ñ)	3,630,025	8,667
Grupo Modelo SAB de CV (Æ)	569,500	3,166
Grupo Televisa SA - ADR (Ñ)	436,822	8,064
Kimberly-Clark de Mexico SAB de CV Class A	633,700	3,360
Mexichem SAB de CV	708,300	1,651
Wal-Mart de Mexico SAB de CV (Ñ)	2,776,850	13,840
		88,342
Netherlands - 0.1%
X5 Retail Group NV - GDR (Æ)	82,311	2,650
Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (l)	358,487	2,153
Peru - 0.5%
Cia de Minas Buenaventura SA - ADR	321,137	10,793
Philippines - 1.0%
Ayala Corp.	243,254	1,543
Ayala Land, Inc.	11,640,800	2,839
Bank of the Philippine Islands (Ñ)	2,930,900	2,987
Energy Development Corp.	33,447,000	3,481
First Philippine Holdings Corp.	1,149,100	1,233
Jollibee Foods Corp.	527,300	657
Metropolitan Bank & Trust	1,229,100	1,186
Philippine Long Distance Telephone Co. - ADR	125,639	7,073
SM Investments Corp.	368,132	2,893
SM Prime Holdings, Inc.	4,892,000	1,008
		24,900

	Principal Amount ($) or Shares	Market Value $
Poland - 0.5%
Bank Pekao SA (Æ)	43,068	2,341
KGHM Polska Miedz SA	103,946	3,460
Polski Koncern Naftowy Orlen (Æ)	100,453	1,135
Powszechna Kasa Oszczednosci Bank Polski SA	261,352	3,317
Telekomunikacja Polska SA	224,794	1,201
		11,454
Russia - 9.3%
Federal Grid Co. Unified Energy System JSC (Æ)	348,339,523	3,583
Gazprom Neft JSC	470,211	2,196
Gazprom Neft JSC - ADR (Ñ)	70,654	1,618
Gazprom OAO - ADR	2,384,662	53,035
IDGC Holding JSC (Æ)	6,027,178	838
Inter Rao UES (Æ)	3,359,759,979	4,489
Luka Kotor AD Kotor - ADR	381,385	20,023
LUKOIL OAO (Æ)	112,289	5,939
Mechel - ADR	243,906	5,610
MMC Norilsk Nickel - ADR (Æ)	1,205,762	18,195
Mobile Telesystems OJSC - ADR	183,691	9,616
NovaTek OAO - GDR	124,490	7,942
Novolipetsk Steel OJSC - GDR (Æ)	169,992	5,253
Pharmstandard - GDR (Æ)	49,625	1,028
Rosneft Oil Co.	1,844,435	14,054
Rosneft Oil Co. - GDR (Ñ)	305,701	2,360
RushHydroOKG (Æ)(Ñ)	37,946,654	1,620
Sberbank of Russian Federation	12,025,643	30,137
Severstal - GDR (Æ)	249,981	3,025
Sistema JSFC - GDR (Æ)	212,818	5,427
Surgutneftegaz (Æ)	5,634,198	4,615
Tatneft - ADR	217,601	6,624
TMK OAO - GDR (Æ)	85,967	1,530
Vimpel-Communications - ADR	394,711	7,322
VTB Bank OJSC (Æ)(Ñ)	1,792,148,060	4,310
Wimm-Bill-Dann Foods OJSC (Æ)	6,871	335
Wimm-Bill-Dann Foods OJSC - ADR (Æ)	66,653	1,365
		222,089
South Africa - 5.2%
ABSA Group, Ltd.	250,326	4,305
African Rainbow Minerals, Ltd.	108,669	2,589
Anglo Platinum, Ltd. (Æ)	34,841	3,223
AngloGold Ashanti, Ltd. - ADR	184,585	6,715
ArcelorMittal South Africa, Ltd. Class H	233,895	3,534
Aspen Pharmacare Holdings, Ltd. (Æ)	171,035	1,572
Aveng, Ltd.	749,659	3,631
Bidvest Group, Ltd.	260,577	4,454

Emerging Markets Fund
7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FirstRand, Ltd.	2,153,821	5,073
Gold Fields, Ltd.	649,509	7,473
Impala Platinum Holdings, Ltd.	384,469	9,352
Imperial Holdings, Ltd.	311,584	3,783
Investec, Ltd.	380,046	2,680
Kumba Iron Ore, Ltd.	109,501	5,204
MTN Group, Ltd.	726,826	10,532
Naspers, Ltd. Class N	240,737	8,978
Nedbank Group, Ltd.	285,247	4,432
Remgro, Ltd.	385,296	4,490
Sanlam, Ltd.	1,120,493	3,545
Sasol, Ltd.	312,715	11,417
Standard Bank Group, Ltd.	521,564	7,258
Steinhoff International Holdings, Ltd. (Æ)(Ñ)	1,548,000	3,833
Tiger Brands, Ltd.	242,778	5,533
		123,606
South Korea - 11.8%
Amorepacific Corp.	4,378	2,959
Daegu Bank	179,290	2,288
Daelim Industrial Co., Ltd.	62,465	3,840
Dongbu Insurance Co., Ltd.	134,570	3,655
Glovis Co., Ltd.	18,520	1,581
Hana Financial Group, Inc.	161,975	4,678
Hanwha Corp.	52,210	1,929
Hyosung Corp.	27,867	2,102
Hyundai Department Store Co., Ltd.	72,910	6,254
Hyundai Heavy Industries Co., Ltd. (Ñ)	34,602	6,160
Hyundai Mobis	103,186	13,211
Hyundai Motor Co.	148,651	14,738
Hyundai Steel Co.	84,873	6,498
Kangwon Land, Inc.	188,060	2,675
KB Financial Group, Inc.	296,035	12,442
Korea Zinc Co., Ltd.	14,461	2,282
KT Corp.	134,740	5,181
KT&G Corp.	50,678	2,805
LG Chem, Ltd.	62,466	11,579
LG Corp. Class H	144,995	7,625
LG Display Co., Ltd.	83,260	2,484
LG Electronics, Inc. Class H	72,339	6,673
LG Household & Health Care, Ltd. (Ñ)	26,113	6,247
LG Telecom, Ltd. (Ñ)	283,905	1,895
Lotte Shopping Co., Ltd.	11,573	3,183
NHN Corp. (Æ)	18,301	2,856
POSCO	51,503	23,534
Samsung Card Co.	50,040	2,187
Samsung Electronics Co., Ltd. (Ñ)	107,112	68,705
Samsung Engineering Co., Ltd.	36,276	3,831
Samsung Fire & Marine Insurance Co., Ltd.	50,567	8,043

	Principal Amount ($) or Shares	Market Value $
Samsung Heavy Industries Co., Ltd.	103,460	2,199
Samsung SDI Co., Ltd.	38,085	4,219
Samsung Techwin Co., Ltd.	41,232	2,652
Shinhan Financial Group Co., Ltd.	437,902	15,649
SK Telecom Co., Ltd.	67,267	10,004
Woongjin Coway Co., Ltd.	82,560	2,473
Woori Finance Holdings Co., Ltd. (Æ)	134,050	1,508
		282,824
Taiwan - 9.0%
Acer, Inc.	3,040,177	8,531
Advanced Semiconductor Engineering, Inc.	2,273,679	1,808
Asia Cement Corp.	4,281,125	3,924
Asustek Computer, Inc.	1,945,888	3,434
AU Optronics Corp.	8,803,587	9,058
Cathay Financial Holding Co., Ltd. (Æ)	4,232,459	6,823
China Steel Corp. Class H	6,650,469	6,677
Chinatrust Financial Holding Co., Ltd.	7,272,937	3,946
Chunghwa Telecom Co., Ltd. (Æ)	1,892,353	3,528
Compal Electronics, Inc.	4,775,403	6,849
Coretronic Corp.	1,583,000	2,164
Delta Electronics, Inc. (Ñ)	1,393,000	4,061
Far Eastern New Century Corp.	5,187,365	5,612
Farglory Land Development Co., Ltd.	517,000	1,048
First Financial Holding Co., Ltd.	5,160,000	2,775
Formosa Petrochemical Corp.	650,960	1,648
Formosa Plastics Corp.	5,784,420	12,481
Fubon Financial Holding Co., Ltd. (Æ)	6,799,000	7,526
Hon Hai Precision Industry Co., Ltd.	4,594,052	18,191
HTC Corp.	553,767	5,594
MediaTek, Inc.	865,825	13,633
Mega Financial Holding Co., Ltd.	4,512,000	2,497
Pou Chen Corp. Class B	5,056,500	3,729
Powertech Technology, Inc.	2,154,242	7,321
Siliconware Precision Industries Co.	1,016,347	1,180
Silitech Technology Corp.	602,186	1,915
Taiwan Cooperative Bank	5,586,000	3,187
Taiwan Fertilizer Co., Ltd. Class H	1,175,000	3,554
Taiwan Mobile Co., Ltd.	2,166,092	4,059
Taiwan Semiconductor Manufacturing Co., Ltd.	18,815,782	34,496
Tripod Technology Corp.	1,846,595	6,161
U-Ming Marine Transport Corp.	825,000	1,567
Uni-President Enterprises Corp.	1,933,756	2,146
United Microelectronics Corp. (Æ)	5,417,000	2,610
Wafer Works Corp.	1	—	±
Wistron Corp.	3,323,329	5,699
Yuanta Financial Holding Co., Ltd.	8,888,220	5,044
		214,476

Emerging Markets Fund
8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thailand - 1.6%
Advanced Info Service PCL	684,500	1,822
Bangkok Bank PCL	847,400	2,986
Banpu PCL	199,400	3,305
CP ALL PCL (Ñ)	4,107,662	2,932
Kasikornbank PCL	1,707,800	4,491
Krung Thai Bank PCL	6,731,800	2,036
Land and Houses PCL	9,235,600	1,662
PTT Aromatics & Refining PCL (Ñ)	3,077,715	2,490
PTT Chemical PCL (Ñ)	404,658	976
PTT Exploration & Production PCL	386,200	1,577
PTT PCL	641,233	4,499
Siam Cement PCL	385,800	2,602
Siam Commercial Bank PCL	1,223,100	3,107
Thai Oil PCL	1,978,118	2,587
		37,072
Turkey - 3.4%
Akbank TAS	1,361,772	6,868
Anadolu Efes Biracilik Ve Malt Sanayii AS	332,314	3,352
Arcelik AS	507,242	1,705
Asya Katilim Bankasi AS (Æ)	1,032,621	2,430
BIM Birlesik Magazalar AS	85,765	3,799
Enka Insaat ve Sanayi AS	622,282	2,434
Eregli Demir ve Celik Fabrikalari TAS (Æ)	322,704	881
Haci Omer Sabanci Holding AS	1,082,373	4,094
KOC Holding AS (Æ)	1,521,959	4,527
Tupras Turkiye Petrol Rafine	309,736	5,608
Turk Telekomunikasyon AS	1,318,295	4,126
Turkcell Iletisim Hizmet AS	1,291,130	7,556
Turkiye Garanti Bankasi AS	4,048,046	14,920
Turkiye Halk Bankasi AS	722,427	4,555
Turkiye Is Bankasi Class C	1,793,317	4,963
Turkiye Is Bankasi (Æ)	827,051	2,182
Turkiye Vakiflar Bankasi Tao Class D	1,794,101	4,084
Yapi ve Kredi Bankasi AS (Æ)	1,593,561	3,421
		81,505
United Kingdom - 0.1%
Anglo American PLC (Æ)	59,574	2,171
United States - 0.4%
Southern Copper Corp. (Ñ)	337,310	9,903
Total Common Stocks (cost $1,451,420)		2,128,537

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 4.4%
Brazil - 3.3%
Banco Bradesco SA	241,780	4,168
Banco do Estado do Rio Grande do Sul	978,683	7,847
Investimentos Itau SA	1,785,500	11,421
Itau Unibanco Holding SA	1,793,637	36,227
NET Servicos de Comunicacao SA (Æ)	367,986	4,525
Telemar Norte Leste SA	83,900	2,400
Ultrapar Participacoes SA	181,100	8,077
Usinas Siderurgicas de Minas Gerais SA	182,500	5,183
		79,848
Russia - 0.4%
AK Transneft OAO	5,638	4,455
Surgutneftegaz (Æ)	12,328,884	6,180
		10,635
South Korea - 0.7%
Hyundai Motor Co.	92,800	3,328
LG Electronics, Inc.	19,920	725
Samsung Electronics Co., Ltd.	27,929	11,738
		15,791
Total Preferred Stocks (cost $56,345)		106,274
Warrants & Rights - 3.4%
Malaysia - 0.0%
IJM Land BHD (Æ) 2013 Warrants	85,730	28
Netherland Antilles - 1.1%
MSCI Daily Total Return Net Emerging Markets India USD (NDEUSIA) (l)(Æ) 2011 Warrants	62,074	27,686
United States - 2.3%
MSCI GCC Countries ex Saudi Arabia Net TR USD (Æ) 2011 Warrants	12,027	6,102
MSCI India Index (l)(Æ) 2010 Warrants	40,730	18,640
MSCI India Index (Æ) 2010 Warrants	62,119	28,471
Tata Motors, Ltd. (Æ) 2011 Warrants	46,293	720
		53,933
Total Warrants & Rights (cost $77,895)		81,647

Emerging Markets Fund
9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.2%
SSgA Prime Money Market Fund	52,781,218	52,781
Total Short-Term Investments (cost $52,781)		52,781
Other Securities - 8.5%
State Street Navigator Securities Prime Lending Portfolio (Ω)	203,126,121	203,126
Total Other Securities (cost $203,126)		203,126

Market Value $
Total Investments - 107.6% (identified cost $1,841,567)	2,572,365
Other Assets and Liabilities, Net - (7.6%)	(182,650)
Net Assets - 100.0%	2,389,715

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
MSCI Taiwan Index	281	USD	7,469	03/10	(151)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(151)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
BNP Paribas	HUF	141,430	CZK	13,586	03/02/10	—
Morgan Stanley	HUF	210,000	CZK	20,000	03/01/10	(5)
UBS	USD	10,491	BRL	19,817	04/12/10	388
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						383

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	5.9	141,043
Consumer Staples	4.9	116,203
Energy	12.7	301,505
Financials	25.4	611,254
Health Care	1.3	34,160
Industrials	4.8	109,746
Information Technology	10.8	259,178
Materials	15.5	371,452
Telecommunication Services	8.8	210,668
Utilities	3.4	79,602
Warrants & Rights	3.4	81,647
Short-Term Investments	2.2	52,781
Other Securities	8.5	203,126
Total Investments	107.6	2,572,365
Other Assets and Liabilities, Net	(7.6)	(182,650)
Net Assets	100.0	2,389,715

Geographic Diversification	% of Net Assets	Market Value $
Africa	5.3	125,759
Asia	46.4	1,106,149
Europe	16.4	395,013
Latin America	23.1	553,035
Middle East	2.9	70,203
Other Regions	4.6	110,515
United Kingdom	0.4	8,565
Other Securities	8.5	203,126
Total Investments	107.6	2,572,365
Other Assets and Liabilities, Net	(7.6)	(182,650)
Net Assets	100.0	2,389,715

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Barclays Bank	1,356	3 Month USD LIBOR- BBA minus 1.50%	08/19/10	5
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	5,394	3 Month USD LIBOR- BBA minus 1.25%	04/19/10	(873)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	5,475	3 Month USD LIBOR- BBA minus 1.25%	04/20/10	(725)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	4,935	3 Month USD LIBOR- BBA minus 1.25%	04/30/10	(433)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	4,250	3 Month USD LIBOR- BBA minus 1.25%	05/04/10	(69)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	7,625	3 Month USD LIBOR- BBA minus 1.50%	05/28/10	(688)
MSCI Hungary Gross Dividends Reinvested	Barclays Bank	2,074	3 Month USD LIBOR- BBA minus 1.30%	06/11/10	(156)
MSCI India Gross Dividends Reinvested	Deutsche Bank	9,449	3 Month USD LIBOR- BBA minus 3.55%	03/26/10	(280)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	8,108	3 Month USD LIBOR- BBA minus 3.00%	05/24/10	(693)
MSCI Turkey Free Gross Dividends Reinvested	Deutsche Bank	7,653	3 Month USD LIBOR- BBA minus 2.25%	05/28/10	374
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	1,539	3 Month USD LIBOR- BBA minus 1.65%	07/14/10	(260)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts (å)					(3,798)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
11

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Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Bermuda	$17,480	$—	$—	$17,480	0.7
Brazil	281,920	—	—	281,920	11.8
Cayman Islands	12,245	—	—	12,245	0.5
China	268,871	—	—	268,871	11.3
Colombia	9,898	—	—	9,898	0.4
Cyprus	5,797	—	—	5,797	0.2
Czech Republic	33,197	—	—	33,197	1.4
Egypt	40,639	—	—	40,639	1.7
Hong Kong	111,857	—	—	111,857	4.7
India	64,435	—	—	64,435	2.7
Indonesia	110,961	—	—	110,961	4.6
Israel	29,564	—	—	29,564	1.2
Malaysia	27,735	—	—	27,735	1.2
Mexico	88,342	—	—	88,342	3.7
Netherlands	2,650	—	—	2,650	0.1
Nigeria	2,153	—	—	2,153	0.1
Peru	10,793	—	—	10,793	0.5
Philippines	24,900	—	—	24,900	1.0
Poland	11,454	—	—	11,454	0.5
Russia	222,089	—	—	222,089	9.3
South Africa	123,606	—	—	123,606	5.2
South Korea	282,824	—	—	282,824	11.8
Taiwan	214,476	—	—	214,476	9.0
Thailand	37,072	—	—	37,072	1.6
Turkey	81,505	—	—	81,505	3.4
United Kingdom	2,117	—	—	2,117	0.1
United States	9,903	—	—	9,903	0.4
Preferred Stocks	106,274	—	—	106,274	4.4
Warrants & Rights	75,545	—	6,102	81,647	3.4
Short-Term Investments	52,781	—	—	52,781	2.2
Other Securites	203,126	—	—	203,126	8.5
Total Investments	$2,566,263	$—	$6,102	$2,572,365	107.6
Other Assets and Liabilities, Net					(7.6)
					100.0
Futures Contracts	(151)	—	—	(151)	(—	)*
Foreign Currency Exchange Contracts	(5)	388	—	383	—	*
Index Swap Contracts	(3,798)	—	—	(3,798)	(0.2)
Total Other Financial Instruments**	$(3,954)	$388	$—	$(3,566)

* Less than .05% of net assets.

**Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending February 28, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
12

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International Stock Selection Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,020.50	$1,019.84
Expenses Paid During Period *	$5.01	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,019.60	$1,017.70
Expenses Paid During Period *	$7.16	$7.15

* Expenses are equal to the Fund's expense ratio of 1.43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

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SSgA
International Stock Selection Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.1%
Australia - 9.1%
AGL Energy, Ltd.	510,458	6,574
Australia & New Zealand Banking Group, Ltd.	578,355	11,994
Boral, Ltd.	501,918	2,416
Coca-Cola Amatil, Ltd. (Ñ)	417,518	4,198
Commonwealth Bank of Australia	412,458	19,931
Goodman Group (ö)(Ñ)	8,280,803	4,453
Incitec Pivot, Ltd. (Ñ)	3,052,710	8,864
Macquarie Group, Ltd.	172,723	7,006
Qantas Airways, Ltd.	1,172,753	2,775
Rio Tinto, Ltd. (Ñ)	185,919	11,747
Stockland (ö)(Ñ)	1,503,646	5,471
Wesfarmers, Ltd. (Ñ)	430,384	12,007
Westpac Banking Corp. (Ñ)	581,748	13,623
		111,059
Belgium - 0.3%
Delhaize Group SA (Ñ)	49,337	3,820
Bermuda - 0.4%
Noble Group, Ltd.	2,229,000	5,027
Denmark - 2.0%
Danisco A/S	150,519	10,093
Novo Nordisk A/S	208,889	14,753
		24,846
France - 10.9%
Alstom SA	67,662	4,330
AXA SA (Ñ)	507,254	10,212
BNP Paribas	259,669	18,785
Credit Agricole SA	307,056	4,566
Eutelsat Communications (Ñ)	101,808	3,381
L'Oreal SA	78,152	8,090
Peugeot SA (Æ)	327,778	8,652
Publicis Groupe SA (Ñ)	134,382	5,301
Rhodia SA	331,995	6,313
Sanofi-Aventis SA	255,704	18,704
Schneider Electric SA	143,594	15,335
SCOR SE (Ñ)	85,789	2,096
Total SA (Ñ)	423,889	23,653
Vivendi SA	162,669	4,098
		133,516
Germany - 8.6%
Allianz SE (Ñ)	93,074	10,747
BASF SE	333,730	18,740

	Principal Amount ($) or Shares	Market Value $
Deutsche Bank AG (Ñ)	251,443	15,967
Deutsche Lufthansa AG (Ñ)	210,708	3,144
Deutsche Post AG	277,841	4,519
Deutsche Telekom AG (Ñ)	474,128	6,101
HeidelbergCement AG	67,038	3,416
MTU Aero Engines Holding AG	88,740	4,499
Muenchener Rueckversicherungs AG	68,460	10,594
RWE AG	91,879	7,792
Siemens AG	159,328	13,666
Software AG (Ñ)	58,815	6,802
		105,987
Hong Kong - 2.3%
Hongkong Electric Holdings, Ltd.	1,970,500	11,030
New World Development, Ltd. (Ñ)	3,487,000	6,397
Swire Pacific, Ltd.	935,000	10,438
		27,865
Italy - 2.0%
Enel SpA (Ñ)	3,459,483	18,760
Telecom Italia SpA (Ñ)	4,382,498	6,242
		25,002
Japan - 21.6%
Ajinomoto Co., Inc.	327,000	3,331
Asahi Breweries, Ltd.	672,200	12,892
Asahi Glass Co., Ltd.	633,000	6,320
Brother Industries, Ltd. (Ñ)	871,700	9,929
Central Japan Railway Co. (Ñ)	696	5,272
Chubu Electric Power Co., Inc.	719,700	19,077
Daicel Chemical Industries, Ltd.	633,000	4,239
Daiwa House Industry Co., Ltd. (Ñ)	361,000	3,868
Denso Corp.	215,200	5,833
FUJIFILM Holdings Corp.	152,000	4,835
Fujitsu, Ltd.	2,034,000	13,210
Honda Motor Co., Ltd. (Ñ)	203,000	7,037
ITOCHU Corp.	809,000	6,520
JFE Holdings, Inc. (Ñ)	83,300	3,099
Kao Corp.	151,400	3,872
Kyocera Corp.	52,400	4,665
Makita Corp. (Ñ)	160,000	5,124
Mitsubishi Corp.	252,500	6,309
Mitsubishi Electric Corp.	870,000	7,139
Mitsui & Co., Ltd.	820,900	12,742
Mizuho Financial Group, Inc. (Ñ)	7,981,000	15,451
Nintendo Co., Ltd. (Ñ)	12,200	3,319
Nippon Telegraph & Telephone Corp.	288,700	12,575
Nissan Motor Co., Ltd. (Æ)(Ñ)	2,236,500	17,747
Nisshin Seifun Group, Inc.	279,500	3,690

International Stock Selection Fund
15

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International Stock Selection Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Osaka Gas Co., Ltd.	2,072,000	7,509
Sega Sammy Holdings, Inc.	211,000	2,605
Stanley Electric Co., Ltd.	368,000	6,760
Sumitomo Electric Industries, Ltd.	331,400	3,984
Sumitomo Mitsui Financial Group, Inc.	332,100	10,676
Tokyo Electron, Ltd.	133,700	8,262
Toyo Suisan Kaisha, Ltd.	112,000	3,121
Tsumura & Co.	196,500	6,036
Yamato Holdings Co., Ltd.	719,500	9,588
Yamato Kogyo Co., Ltd. - GDR	244,800	7,734
		264,370
Netherlands - 4.4%
ING Groep NV (Æ)	635,460	5,680
Koninklijke Ahold NV	768,162	9,414
Koninklijke DSM NV	318,204	13,286
Koninklijke Philips Electronics NV	343,083	10,030
Unilever NV (Ñ)	355,404	10,695
Wereldhave NV (ö)	50,328	4,532
		53,637
Norway - 1.7%
Statoil ASA (Ñ)	527,550	11,829
Telenor ASA	752,700	9,515
		21,344
Singapore - 1.1%
DBS Group Holdings, Ltd.	1,295,000	12,897
Spain - 4.7%
Banco Bilbao Vizcaya Argentaria SA	901,809	11,727
Banco Santander SA	1,302,774	16,939
Repsol YPF SA (Ñ)	434,286	9,837
Telefonica SA	803,336	18,864
		57,367
Sweden - 2.6%
Alfa Laval AB	584,672	8,290
Boliden AB	702,967	8,602
Electrolux AB	243,120	5,163
Svenska Cellulosa AB	413,762	6,117
Tele2 AB	249,616	3,711
		31,883
Switzerland - 7.1%
Adecco SA	166,794	8,291
Baloise-Holding AG	79,559	6,843
Cie Financiere Richemont SA	217,099	7,320
Credit Suisse Group AG	160,848	7,142

	Principal Amount ($) or Shares	Market Value $
Geberit AG	38,520	6,594
Nestle SA	736,805	36,660
Roche Holding AG (Ñ)	37,441	6,253
Swisscom AG	22,124	7,602
		86,705
United Kingdom - 18.7%
Amlin PLC	551,372	3,319
AstraZeneca PLC	441,025	19,391
Aviva PLC	1,617,756	9,628
Barclays PLC	3,373,612	16,075
BHP Billiton PLC	272,896	8,351
BP PLC	3,936,132	34,732
Compass Group PLC (Ñ)	784,399	5,832
Drax Group PLC (Ñ)	794,038	4,842
Eurasian Natural Resources Corp. PLC	544,098	8,520
GlaxoSmithKline PLC (Ñ)	846,320	15,666
Home Retail Group PLC	1,651,520	6,422
HSBC Holdings PLC	1,559,589	17,113
Intercontinental Hotels Group PLC	422,643	5,929
Investec PLC (Ñ)	736,056	4,993
Logica PLC	4,079,901	7,428
Man Group PLC	802,320	2,749
Meggitt PLC	1,044,408	4,418
Next PLC (Ñ)	341,380	9,760
Petrofac, Ltd.	958,365	15,008
Shire PLC	588,690	12,630
Smith & Nephew PLC	642,961	6,603
Xstrata PLC	652,349	10,245
		229,654
United States - 0.6%
Synthes, Inc. (Æ)(Ñ)	58,734	7,004
Total Common Stocks (cost $1,097,625)		1,201,983
Preferred Stocks - 0.5%
Germany - 0.5%
ProSiebenSat.1 Media AG	431,616	6,323
Total Preferred Stocks (cost $5,435)		6,323
Short-Term Investments - 0.3%
United States - 0.3%
SSgA Prime Money Market Fund	3,363,752	3,364
Total Short-Term Investments (cost $3,364)		3,364

International Stock Selection Fund
16

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International Stock Selection Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 10.2%
State Street Navigator Securities Prime Lending Portfolio (Ω)	124,465,538	124,466
Total Other Securities (cost $124,466)		124,466
Total Investments - 109.1% (identified cost $1,230,890)		1,336,136
Other Assets and Liabilities, Net - (9.1%)		(111,223)
Net Assets - 100.0%		1,224,913
Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.8	120,203
Consumer Staples	9.9	120,832
Energy	7.8	95,059
Financials	25.1	307,913
Health Care	8.7	107,040
Industrials	11.4	140,120
Information Technology	4.1	50,397
Materials	10.4	128,009
Short-Term Investments	0.3	3,364
Telecommunication Services	5.6	67,991
Utilities	5.8	70,742
Other Securities	10.2	124,466
Total Investments	109.1	1,336,136
Other Assets and Liabilities, Net	(9.1)	(111,223)
Net Assets	100.0	1,224,913

Geographic Diversification	% of Net Assets	Market Value $
Asia	12.4	151,821
Europe	44.9	550,430
Japan	21.6	264,370
Latin America	0.4	5,027
Other Regions	0.9	10,368
United Kingdom	18.7	229,654
Other Securities	10.2	124,466
Total Investments	109.1	1,336,136
Other Assets and Liabilities, Net	(9.1)	(111,223)
Net Assets	100.0	1,224,913

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
17

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International Stock Selection Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Australia	$111,059	$—	$—	$111,059	9.1
Belgium	3,820	—	—	3,820	0.3
Bermuda	5,027	—	—	5,027	0.4
Denmark	24,846	—	—	24,846	2.0
France	133,516	—	—	133,516	10.9
Germany	105,987	—	—	105,987	8.6
Hong Kong	27,865	—	—	27,865	2.3
Italy	25,002	—	—	25,002	2.0
Japan	264,370	—	—	264,370	21.6
Netherlands	53,637	—	—	53,637	4.4
Norway	21,344	—	—	21,344	1.7
Singapore	12,897	—	—	12,897	1.1
Spain	57,367	—	—	57,367	4.7
Sweden	31,883	—	—	31,883	2.6
Switzerland	86,705	—	—	86,705	7.1
United Kingdom	229,654	—	—	229,654	18.7
United States	7,004	—	—	7,004	0.6
Preferred Stocks	6,323	—	—	6,323	0.5
Short-Term Investments	3,364	—	—	3,364	0.3
Other Securities	124,466	—	—	124,466	10.2
Total Investments	$1,336,136	$—	$—	$1,336,136	109.1
Other Assets and Liabilities, Net					(9.1)
					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
18

SSgA
International Equity Funds

Notes to Schedules of Investments — February 28, 2010 (Unaudited)

Footnotes

(Æ)  Non-income producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(Ω)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
19

SSgA
International Equity Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Assets
Investments, at identified cost	$1,841,567	$1,230,890
Investments, at market*	2,572,365	1,336,136
Cash	136	—
Cash (restricted)	7,855	—
Foreign currency holdings**	19,958	1,918
Receivables:
Dividends and interest	5,092	2,857
Investments sold	20,294	7,075
Fund shares sold	2,049	2,384
Foreign taxes recoverable	3	498
From Advisor	666	605
Unrealized appreciation on foreign currency exchange contracts	388	—
Prepaid expenses	34	15
Unrealized appreciation on index swap contracts	379	—
Total assets	2,629,219	1,351,488
Liabilities
Payables:
Due to Broker	4,800	—
Investments purchased	22,125	—
Fund shares redeemed	1,230	984
Accrued fees to affiliates	2,019	977
Other accrued expenses	91	148
Deferred tax liability	1,780	—
Daily variation margin on futures contracts	151	—
Unrealized depreciation on foreign currency exchange contracts	5	—
Payable upon return of securities loaned	203,126	124,466
Unrealized depreciation on index swap contracts	4,177	—
Total liabilities	239,504	126,575
Net Assets	$2,389,715	$1,224,913
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(28,260)	$(366)
Accumulated net realized gain (loss)	(479,965)	(722,761)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	729,018	105,246
Futures contracts	(151)	—
Index swap contracts	(3,798)	—
Foreign currency-related transactions	479	(371)
Shares of beneficial interest	132	134
Additional paid-in capital	2,172,260	1,843,031
Net Assets	$2,389,715	$1,224,913

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
20

SSgA
International Equity Funds

Statements of Assets and Liabilities, continued — February 28, 2010 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$18.12	$9.16
Net assets	$1,419,692,032	$1,222,465,010
Shares outstanding ($.001 par value)	78,336,831	133,397,461
Net asset value per share: Class R***	$—	$9.11
Net assets	$—	$2,447,578
Shares outstanding ($.001 par value)	$—	$268,742
Net asset value per share: Select Class***	$18.18	$—
Net assets	$970,022,605	$—
Shares outstanding ($.001 par value)	53,359,158	—
Amounts in thousands
* Securities on loan included in investments	$230,257	$145,941
** Foreign currency holdings - cost	$19,864	$1,913
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
21

SSgA
International Equity Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund
Investment Income
Dividends	$19,810	$13,739
Dividends from affiliated money market fund	108	1
Interest	29	1
Securities lending income	458	498
Less foreign taxes withheld	(2,093)	(871)
Total investment income	18,312	13,368
Expenses
Advisory fees	9,953	5,170
Administrative fees	730	379
Custodian fees	1,933	393
Distribution fees	1,280	1,464
Distribution fees - Class R	—	2
Transfer agent fees	322	240
Professional fees	38	30
Registration fees	27	32
Shareholder servicing fees - Institutional Class	616	242
Shareholder servicing fees - Select Class	139	7
Trustees' fees	39	24
Insurance fees	23	13
Printing fees	94	83
Miscellaneous	18	26
Expenses before reductions	15,212	8,105
Expense reductions	(87)	(1,205)
Net expenses	15,125	6,900
Net investment income (loss)	3,187	6,468
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	132,120	10,905
Futures contracts	5,721	(15)
Index swap contracts	23,723	—
Foreign currency-related transactions	575	65
Net realized gain (loss)	162,139	10,955
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	147,547	21,681
Futures contracts	(798)	25
Index swap contracts	(12,348)	—
Foreign currency-related transactions	301	(439)
Net change in unrealized appreciation (depreciation)	134,702	21,267
Net realized and unrealized gain (loss)	296,841	32,222
Net Increase (Decrease) in Net Assets from Operations	$300,028	$38,690

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
22

SSgA
International Equity Funds

Statements of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund
Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,187	$43,262	$6,468	$38,166
Net realized gain (loss)	162,139	(636,104)	10,955	(540,979)
Net change in unrealized appreciation (depreciation)	134,702	66,288	21,267	147,946
Net increase (decrease) in net assets from operations	300,028	(526,554)	38,690	(354,867)
Distributions
From net investment income
Institutional Class	(33,555)	—	(40,237)	(33,824)
Class R	—	—	(70)	—
Select Class	(27,077)	—	—	(42)
From realized gain
Institutional Class	—	(138,780)	—	—
Select Class	—	(91,382)	—	—
Net decrease in net assets from distributions	(60,632)	(230,162)	(40,307)	(33,866)
Share Transactions
Net increase (decrease) in net assets from share transactions	(385,734)	138,036	(301,028)	89,923
Total Net Increase (Decrease) in Net Assets	(146,338)	(618,680)	(302,645)	(298,810)
Net Assets
Beginning of period	2,536,053	3,154,733	1,527,558	1,826,368
End of period	$2,389,715	$2,536,053	$1,224,913	$1,527,558
Undistributed (overdistributed) net investment income included in net assets	$(28,260)	$29,185	$(366)	$33,473

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
23

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees Added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
February 28, 2010*	16.61	.01		1.89	1.90	(.39)	—	(.39)	—
August 31, 2009	22.72	.27		(4.71)	(4.44)	—	(1.67)	(1.67)	—
August 31, 2008	28.86	.40		(3.59)	(3.19)	(.92)	(2.03)	(2.95)	—
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(f)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)
Select Class
February 28, 2010*	16.67	.03		1.90	1.93	(.42)	—	(.42)	—
August 31, 2009	22.75	.30		(4.71)	(4.41)	—	(1.67)	(1.67)	—
August 31, 2008	28.89	.46		(3.59)	(3.13)	(.98)	(2.03)	(3.01)	—
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(f)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(f)
International Stock Selection Fund
Institutional Class
February 28, 2010*	9.24	.04		.16	.20	(.28)	—	(.28)	—
August 31, 2009	11.79	.24		(2.57)	(2.33)	(.22)	—	(.22)	—
August 31, 2008	14.71	.27		(2.52)	(2.25)	(.33)	(.34)	(.67)	—
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(f)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(f)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)
Class R
February 28, 2010*	9.17	.02		.17	.19	(.25)	—	(.25)	—
August 31, 2009	11.68	.21		(2.55)	(2.34)	(.17)	—	(.17)	—
August 31, 2008	14.60	.27		(2.55)	(2.28)	(.30)	(.34)	(.64)	—
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(f)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(f)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)

*  For six months ended February 28, 2010 (Unaudited).
(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e)  Less than .005% of average net assets.
(f)  Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
24

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
Institutional Class
February 28, 2010*	18.12	11.34	1,419,692	1.23	1.24	.14		39
August 31, 2009	16.61	(16.50)	1,453,575	1.20	1.21	1.99		61
August 31, 2008	22.72	(13.53)	1,949,537	1.24	1.25	1.39		42
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		39
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		37
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		53
Select Class
February 28, 2010*	18.18	11.49	970,023	1.01	1.02	.38		39
August 31, 2009	16.67	(16.33)	1,082,478	.98	.99	2.22		61
August 31, 2008	22.75	(13.33)	1,205,196	1.02	1.03	1.64		42
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		39
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		37
International Stock Selection Fund
Institutional Class
February 28, 2010*	9.16	2.05	1,222,465	1.00	1.17	.47		33
August 31, 2009	9.24	(19.46)	1,525,020	1.00	1.16	3.04		122
August 31, 2008	11.79	(16.20)	1,823,516	1.00	1.19	1.94		75
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		54
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59
Class R
February 28, 2010*	9.11	1.96	2,448	1.43	1.61	.24		33
August 31, 2009	9.17	(19.82)	2,537	1.44	1.60	2.65		122
August 31, 2008	11.68	(16.46)	2,852	1.32	1.51	2.04		75
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		54
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(e)	59

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
25

SSgA
International Equity Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company, (the "Administrator"), determines that a market quotation is inaccurate.

Notes to Financial Statements
26

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Notes to Financial Statements
27

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At August 31, 2009 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2017	Total
Emerging Markets	$175,079,011	$175,079,011
International Stock Selection	274,357,820	274,357,820

As of February 28, 2010, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection
Cost of Investments for Tax Purposes	$1,871,058,911	$1,237,421,442
Gross Tax Unrealized Appreciation	767,730,085	144,827,563
Gross Tax Unrealized Depreciation	(66,423,642)	(46,112,866)
Net Tax Unrealized Appreciation (Depreciation)	$701,306,443	$98,714,697

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Emerging Markets	$451,178,969
International Stock Selection	448,461,410

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Notes to Financial Statements
28

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2010. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$1,779,556	$814,545

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements
29

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The fair values of the Funds Derivative Instruments as shown on the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Emerging Markets		International Stock Selection
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts*	Foreign Currency Contracts
Asset Derivatives
Daily variation margin on futures contracts*	$—	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	388	—	—
Unrealized appreciation on index swap contracts	379	—	—	—
	$379	$388	$—	$—
Liability Derivatives
Daily variation margin on futures contracts*	$151	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	5	—	—
Unrealized depreciation on index swap contracts	4,177	—	—	—
	$4,328	$5	$—	$—

* Includes cumulative appreciation (depreciation) of futures and options contracts as reported in Schedule of Investments. Only current day's variation margin is reported within the statement of assets & liabilities

The effects of Derivative Instruments on the Statement of Operations for the six month period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Emerging Markets		International Stock Selection
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts	Foreign Currency Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$5,721	$—	$(15)	$—
Foreign currency-related transactions	—	—	—	—
Index swap contracts	23,723	—	—	—
Total	$29,444	—	$(15)	$—
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$(798)	$—	$25	$—
Foreign currency-related transactions	—	383	—	4
Index swap contracts	(12,348)	—	—	—
Total	$(13,146)	383	$25	$4

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2010 are presented in the accompanying Schedules of Investments.

Notes to Financial Statements
30

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2010, the Emerging Markets Fund and International Stock Selection Fund had cash collateral balances in the amount of $704,955 and $0, respectively, held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. ("the Advisor") deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 28, 2010, the Emerging Markets Fund had a cash collateral balance in the amount of $7,150,000 and $4,800,000 in cash collateral due to broker in connection with swap contracts purchased (sold).

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
31

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

3.  Investment Transactions

Securities

For the period ended February 28, 2010, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$953,458,360	$1,352,044,792
International Stock Selection	452,532,687	787,788,080

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street," the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2010, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$33,883,722	Pool of US Government and European Government Bonds
International Stock Selection	27,757,883	Pool of US Government and European Government Bonds

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor") which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then

Notes to Financial Statements
32

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers or reimbursements for the Institutional Class or the Select Class for the period ended February 28, 2010.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2010 was $1,201,648 for the Institutional Class and $2,239 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended February 28, 2010.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2010, $56,144,970 of the Central Fund's net assets represents investments by these Funds, and $6,403,797 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds' advisory fee equal to the advisory fee paid by the Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2010, the total advisory fees waived are as follows:

Amount
Emerging Markets	$86,620
International Stock Selection	875

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$404

Notes to Financial Statements
33

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Securities Lending

For the period September 1, 2009 through February 28, 2010, State Street earned securities lending agent fees as follows:

Agent Fees Earned
Emerging Markets	$67,990
International Stock Selection	81,675

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2010, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets
Emerging Markets	$192,645	$6,181
International Stock Selection	172,029	469

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the

Notes to Financial Statements
34

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Distributor for carryover expenses subsequent to the plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Class R

The Investment Company maintains a distribution plan with respect to the Class R shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 28, 2010.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2010, this amounted to $641 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a distribution plan with respect to the Select Class shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2010.

Under the Select Plan, the Funds have a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended February 28, 2010, this amounted to $139,115 for the Emerging Markets Fund.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	Emerging Markets	International Stock Selection
Advisory fees	$1,385,331	$717,469
Administration fees	104,997	53,509
Custodian fees	253,187	63,484
Shareholder servicing fees	150,881	36,050
Transfer agent fees	113,725	99,051
Trustees' fees	10,427	7,127
	$2,018,548	$976,690

Notes to Financial Statements
35

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	3	66.8
International Stock Selection	2	81.1

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Emerging Markets Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Institutional Class
Proceeds from shares sold	11,547	53,879	$213,662	$702,371
Proceeds from reinvestment of distributions	1,731	11,393	32,509	133,531
Payments for shares redeemed	(22,453)	(63,554)	(414,711)	(854,156)
	(9,175)	1,718	$(168,540)	$(18,254)
Select Class
Proceeds from shares sold	6,760	29,760	$126,778	$390,766
Proceeds from reinvestment of distributions	686	4,044	12,903	47,479
Payments for shares redeemed	(19,019)	(21,848)	(356,875)	(281,955)
	(11,573)	11,956	(217,194)	156,290
Total net increase (decrease)	(20,748)	13,674	$(385,734)	$138,036
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	10,596	74,050	$100,732	$596,605
Proceeds from reinvestment of distributions	4,127	3,926	39,843	31,449
Payments for shares redeemed	(46,378)	(67,565)	(441,536)	(538,372)
	(31,655)	10,411	$(300,961)	$89,682
Class R
Proceeds from shares sold	24	88	$231	$678
Proceeds from reinvestment of distributions	7	5	70	41
Payments for shares redeemed	(39)	(61)	(368)	(478)
	(8)	32	(67)	241
Total net increase (decrease)	(31,663)	10,443	$(301,028)	$89,923

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have

Notes to Financial Statements
36

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2010, Miscellaneous expenses on the Statements of Operations for the Emerging Markets and International Stock Selection Funds include $2,059 and $479, respectively, paid under the Interfund Lending Program for the year ended February 28, 2010.

7.  Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of February 28, 2010, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
37

SSgA
International Equity Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
38

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
39

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
40

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
41

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
42

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
43

IESAR-02/10 (53089)

S&P 500 INDEX FUND

Semiannual Report

February 28, 2010

SSgA Funds
S&P 500 Index Fund

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
S&P 500 Index Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,092.20	$1,023.90
Expenses Paid During Period *	$0.93	$0.90

* Expenses are equal to the Fund's expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund
3

SSgA
S&P 500 Index Fund

Presentation of Master Porfolio Holdings — February 28, 2010 (Unaudited)

Categories	% of Master Portfolio Net Assets
Consumer Discretionary	9.9
Consumer Staples	11.1
Energy	11.0
Financials	16.2
Health Care	12.0
Industrials	10.2
Information Technology	17.1
Materials	3.4
Telecommunication Services	2.8
Utilities	3.2
Short-Term Investments	3.0
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
4

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SSgA
S&P 500 Index Fund

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands

Assets
Investments in Master Portfolio, at identified cost	$880,571
Investments in Master Portfolio, at value	1,258,853
Receivable for fund shares sold	1,063
Receivable from Advisor	49
Prepaid expenses	20
Total assets	1,259,985
Liabilities
Payables:
Fund shares redeemed	1,024
Accrued fees to affiliates	169
Other accrued expenses	79
Total liabilities	1,272
Net Assets	$1,258,713
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,928
Accumulated net realized gain (loss) allocated from Portfolio	(283,626)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	378,282
Futures contracts	599
Shares of beneficial interest	69
Additional paid-in capital	1,157,461
Net Assets	$1,258,713
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$18.21
Net assets	$1,258,712,694
Shares outstanding ($.001 par value)	69,111,792

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities
6

SSgA
S&P 500 Index Fund

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio
Dividends	$13,502
Interest	17
Expenses	(303)
Total investment income allocated from Portfolio	13,216
Fund Level Expenses
Administrative fees	173
Custodian fees	10
Distribution fees	332
Transfer agent fees	117
Professional fees	22
Registration fees	21
Shareholder servicing fees	264
Trustees' fees	23
Insurance fees	12
Printing fees	33
Miscellaneous	8
Expenses before reductions	1,015
Expense reductions	(108)
Net Fund level expenses	907
Net investment income (loss)	12,309
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	(13,648)
Futures contracts	5,509
Net realized gain (loss)	(8,139)
Net change in unrealized appreciation (depreciation) on:
Investments	121,186
Futures contracts	(2,370)
Net change in unrealized appreciation (depreciation)	118,816
Net realized and unrealized gain (loss)	110,677
Net Increase (Decrease) in Net Assets from Operations	$122,986

See accompanying notes which are an integral part of the financial statements.

Statements of Operations
7

SSgA
S&P 500 Index Fund

Statements of Changes in Net Assets — For the Periods Ended

Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,309	$28,558
Net realized gain (loss)	(8,139)	(80,472)
Net change in unrealized appreciation (depreciation)	118,816	(220,242)
Net increase (decrease) in net assets from operations	122,986	(272,156)
Distributions
From net investment income	(12,570)	(30,646)
Net decrease in net assets from distributions	(12,570)	(30,646)
Share Transactions
Net increase (decrease) in net assets from share transactions	(227,152)	147,402
Total Net Increase (Decrease) in Net Assets	(116,736)	(155,400)
Net Assets
Beginning of period	1,375,449	1,530,849
End of period	$1,258,713	$1,375,449
Undistributed (overdistributed) net investment income included in net assets	$5,928	$6,189

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets
8

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
February 28, 2010*	16.83	.16	1.38	1.54	(.16)	(.16)	18.21
August 31, 2009	21.17	.37	(4.30)	(3.93)	(.41)	(.41)	16.83
August 31, 2008	24.33	.45	(3.17)	(2.72)	(.44)	(.44)	21.17
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17

*  For the six months ended February 28, 2010 (unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(f)  Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
10

	(%) Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(b)(c)(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)(e)	% Portfolio Turnover of the Portfolio(f)
S&P 500 Index Fund
February 28, 2010*	9.22	1,258,713	.18	.20	1.83	2
August 31, 2009	(18.29)	1,375,449	.18	.20	2.45	8
August 31, 2008	(11.34)	1,530,849	.18	.18	1.89	13
August 31, 2007	15.07	2,049,906	.16	.16	1.80	12
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
11

SSgA
S&P 500 Index Fund

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 69.33% at February 28, 2010). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted ) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Fund's investments for the period ended February 28, 2010, were level one for the Fund.

Notes to Financial Statements
12

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2009, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
S&P 500 Index	$55,022,518	$20,170,152	$9,160,101	$10,082,013	$94,434,784

Each Fund files a U.S. tax return. At February 28, 2010, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax posititons it had taken or expects to take in future tax returns. While the statue of limitations remains open to examine the Fund's U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Notes to Financial Statements
13

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the period ended February 28, 2010:

Increases	Decreases
$33,000,538	$273,725,185

4.  Related Parties

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the "Advisor") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2010 was $107,802.

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS"), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements
14

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the period ended February 28, 2010, the Fund paid the following shareholder servicing expenses to the Agents:

State Street
S&P 500 Index Fund	$168,057

The Fund did not incur any expenses from Global Markets, Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

Administration fees	$33,903
Custodian fees	995
Distribution fees	49,418
Shareholder servicing fees	35,352
Transfer agent fees	42,845
Trustees' fees	6,519
$169,032

Beneficial Interest

As of February 28, 2010, the Fund had one shareholder (which was not an affiliate of the Investment Company) with beneficial interest greater than 10% of the total outstanding shares of the Fund of 18.11%.

Notes to Financial Statements
15

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
S&P 500 Index Fund	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Proceeds from shares sold	6,143	29,895	$109,840	$448,295
Proceeds from reinvestment of distributions	706	1,741	12,135	25,616
Payments for shares redeemed	(19,471)	(22,198)	(349,127)	(326,509)
Total net increase (decrease)	(12,622)	9,438	$(227,152)	$147,402

6.  Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2010, the Fund did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2010, the Fund declared the following dividend from net investment income payable on March 5, 2010 to shareholders of record March 2, 2010:

Net Investment Income
S&P 500 Index Fund	$0.0854

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the Financial Statements.

Notes to Financial Statements
16

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
17

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers
18

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
19

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
20

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers
21

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
22

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State Street Equity 500 Index Portfolio

Portfolio of Investments

February 28, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 9.9%
Abercrombie & Fitch Co. Class A	15,846	$577
Amazon.Com, Inc. (a)	58,592	6,937
Apollo Group, Inc. Class A (a)	23,129	1,385
AutoNation, Inc. (a)	16,963	301
AutoZone, Inc. (a)	5,464	907
Bed Bath & Beyond, Inc. (a)	45,645	1,899
Best Buy Co., Inc.	60,119	2,194
Big Lots, Inc. (a)	16,227	544
Black & Decker Corp.	10,137	735
Carnival Corp.	75,950	2,731
CBS Corp. Class B	117,103	1,521
Coach, Inc.	56,028	2,042
Comcast Corp. Class A	501,748	8,249
D.R. Horton, Inc.	52,876	654
Darden Restaurants, Inc.	24,588	997
DeVry, Inc.	10,400	657
Direct TV. Class A (a)	170,277	5,764
Discovery Communications, Inc. Class A (a)	50,000	1,557
Eastman Kodak Co. (a)	54,482	324
eBay, Inc. (a)	199,903	4,602
Expedia, Inc. (a)	38,815	863
Family Dollar Stores, Inc.	25,558	843
Ford Motor Co. (a)	589,498	6,921
Fortune Brands, Inc.	27,245	1,194
GameStop Corp. Class A (a)	26,800	461
Gannett Co., Inc.	42,074	637
Gap, Inc.	86,798	1,866
Genuine Parts Co.	29,509	1,191
Goodyear Tire & Rubber Co. (a)	42,357	550
H&R Block, Inc.	60,415	1,044
Harley-Davidson, Inc.	42,501	1,046
Harman International Industries, Inc. (a)	12,621	544
Hasbro, Inc.	20,925	749
Home Depot, Inc.	299,012	9,329
Host Hotels & Resorts, Inc. (a)	112,521	1,318
International Game Technology	53,619	941
Interpublic Group of Cos., Inc. (a)	83,894	629
JC Penney Co., Inc.	40,010	1,103
Johnson Controls, Inc.	118,886	3,697
Kohl’s Corp. (a)	53,333	2,870
Lennar Corp. Class A	25,931	426
Limited Brands	45,467	1,005
Lowe’s Cos., Inc.	262,162	6,216
Macy’s, Inc.	72,423	1,387
Marriot International, Inc. Class A	45,350	1,229
Mattel, Inc.	61,876	1,361
McDonald’s Corp.	191,225	12,210
McGraw-Hill, Inc.	55,266	1,890
Meredith Corp.	7,889	242
New York Times Co. Class A (a)	22,922	251
Newell Rubbermaid, Inc.	50,693	697
News Corp. Class A	401,009	5,362
NIKE, Inc. Class B	69,252	4,681
Nordstrom, Inc.	29,533	1,091
O’Reilly Automotive, Inc. (a)	24,600	967
Office Depot, Inc. (a)	51,256	370
Omnicom Group, Inc.	54,641	2,001
Polo Ralph Lauren Corp.	10,615	848
Priceline.com, Inc. (a)	7,690	1,744
Pulte Homes, Inc. (a)	54,705	592
Radioshack Corp.	20,103	393
Ross Stores, Inc.	22,300	1,091
Scripps Networks Interactive, Inc.
Class A	17,135	678
Sears Holdings Corp. (a)	8,174	782
Snap-On, Inc.	9,212	389
Stanley Works	14,483	829
Staples, Inc.	126,933	3,270
Starbucks Corp. (a)	131,361	3,010
Starwood Hotels & Resorts Worldwide, Inc.	31,847	1,232
Target Corp.	134,116	6,910
Tiffany & Co.	22,880	1,016
Time Warner Cable, Inc.	61,371	2,865
Time Warner, Inc.	207,891	6,037
TJX Cos., Inc.	73,506	3,060
Urban Outfitters, Inc. (a)	23,900	770
V.F. Corp.	16,193	1,253
Viacom, Inc. Class B (a)	106,422	3,155
Walt Disney Co.	338,545	10,576
Washington Post Co. Class B	960	404
Whirlpool Corp.	13,661	1,150
Wyndham Worldwide Corp.	29,699	683
Wynn Resorts, Ltd.	12,300	782
Yum! Brands, Inc.	81,892	2,761
		180,039
Consumer Staples — 11.1%
Altria Group, Inc.	363,999	7,324
Archer-Daniels-Midland Co.	113,824	3,342
Avon Products, Inc.	74,560	2,270
Brown-Forman Corp. Class B	18,655	977
Campbell Soup Co.	34,065	1,135
Clorox Co.	24,143	1,480
Coca-Cola Co.	408,711	21,547
Coca-Cola Enterprises, Inc.	56,701	1,449
Colgate-Palmolive Co.	87,301	7,241
ConAgra Foods, Inc.	76,975	1,883
Constellation Brands, Inc. Class A (a)	37,426	563
Costco Wholesale Corp.	77,489	4,724
CVS Caremark Corp.	247,932	8,368
Dean Foods Co. (a)	33,458	488
Dr Pepper Snapple Group, Inc.	46,200	1,467
Estee Lauder Cos., Inc. Class A	20,952	1,260
General Mills, Inc.	57,432	4,136
H.J. Heinz Co.	55,669	2,555
Hormel Foods Corp.	13,400	551
Kellogg Co.	44,835	2,338

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Kimberly-Clark Corp.	73,800	$4,483
Kraft Foods, Inc. Class A	305,009	8,671
Kroger Co.	112,976	2,497
Lorillard, Inc.	27,961	2,042
McCormick & Co., Inc.	23,953	889
Molson Coors Brewing Co., Class B	28,262	1,141
Pepsi Bottling Group, Inc.	26,753	1,023
PepsiCo, Inc.	275,056	17,183
Philip Morris International, Inc.	335,699	16,442
Procter & Gamble Co.	515,619	32,628
Reynolds American, Inc.	30,887	1,631
Safeway, Inc.	70,964	1,768
Sara Lee Corp.	127,334	1,727
SuperValu, Inc.	34,848	532
Sysco Corp.	103,709	2,997
The Hershey Company	30,782	1,224
The J.M. Smucker Co.	20,260	1,209
Tyson Foods, Inc., Class A	51,235	873
Wal-Mart Stores, Inc.	376,302	20,347
Walgreen Co.	176,118	6,206
Whole Foods Market, Inc. (a)	24,833	881
		201,492
Energy — 11.0%
Anadarko Petroleum Corp.	87,526	6,138
Apache Corp.	59,925	6,211
Baker Hughes, Inc.	54,678	2,620
BJ Services Co.	54,048	1,181
Cabot Oil & Gas Corp.	17,300	694
Cameron International Corp. (a)	44,300	1,822
Chesapeake Energy Corp.	114,482	3,042
Chevron Corp. (b)	353,946	25,590
ConocoPhillips	263,030	12,625
Consol Energy, Inc.	33,073	1,666
Denbury Resources, Inc. (a)	47,800	673
Devon Energy Corp.	79,051	5,443
Diamond Offshore Drilling, Inc.	12,900	1,126
El Paso Corp.	119,792	1,254
EOG Resources, Inc.	44,817	4,215
EQT Corp.	23,600	1,033
ExxonMobil Corp. (b)	838,272	54,488
FMC Technologies, Inc. (a)	20,800	1,168
Halliburton Co.	160,334	4,834
Helmerich & Payne, Inc.	18,600	754
Hess Corp.	51,001	2,999
Marathon Oil Corp.	125,477	3,633
Massey Energy Co.	15,800	681
Murphy Oil Corp.	33,441	1,736
Nabors Industries, Ltd. (a)	48,204	1,062
National Oilwell Varco, Inc.	73,457	3,193
Noble Energy, Inc.	30,510	2,216
Occidental Petroleum Corp.	142,944	11,414
Peabody Energy Corp.	47,024	2,162
Pioneer Natural Resources Co.	19,600	914
Questar Corp.	29,768	1,250
Range Resources Corp.	28,700	1,453
Rowan Cos., Inc. (a)	19,620	511
Schlumberger, Ltd.	212,875	13,007
Smith International, Inc.	44,334	1,817
Southwestern Energy Co. (a)	60,100	2,557
Spectra Energy Corp.	113,998	2,485
Sunoco, Inc.	20,384	538
Tesoro Corp.	26,365	314
Valero Energy Corp.	98,009	1,717
Williams Cos., Inc.	102,568	2,209
XTO Energy, Inc.	103,152	4,714
		199,159
Financials — 16.2%
AFLAC, Inc.	83,090	4,109
Allstate Corp.	94,006	2,938
American Express Co.	209,064	7,984
American International Group, Inc. (a)	24,133	598
Ameriprise Financial, Inc.	46,207	1,850
AON Corp.	47,647	1,951
Apartment Investment & Management Co. Class A	21,052	351
Assurant, Inc.	20,831	636
AvalonBay Communities, Inc.	14,398	1,172
Bank of America Corp.	1,753,171	29,208
Bank of New York Mellon Corp.	214,485	6,117
BB&T Corp.	120,770	3,446
Berkshire Hathaway, Inc. Class A (a)	40	4,792
Berkshire Hathaway, Inc. Class B (a)	239,204	19,167
Boston Properties, Inc.	23,967	1,628
Capital One Financial Corp.	78,863	2,977
CB Richard Ellis Group, Inc. Class A (a)	47,275	624
Charles Schwab Corp.	167,093	3,059
Chubb Corp.	59,875	3,021
Cincinnati Financial Corp.	27,114	729
Citigroup, Inc. (a)	3,433,002	11,672
CME Group, Inc.	11,691	3,527
Comerica, Inc.	26,844	969
Developers Diversified Realty Corp.	1,532	16
Discover Financial Services	100,205	1,368
E*Trade Financial Corp. (a)	305,315	492
Equity Residential	47,857	1,727
Federated Investors, Inc. Class B	14,870	372
Fifth Third Bancorp	137,816	1,683
First Horizon National Corp. (a)	43,303	554
Franklin Resources, Inc.	25,880	2,633
Genworth Financial, Inc. Class A (a)	83,951	1,338
Goldman Sachs Group, Inc.	91,134	14,249
Hartford Financial Services Group, Inc.	65,897	1,606
HCP, Inc.	50,600	1,456
Health Care REIT, Inc.	20,800	881
Hudson City Bancorp, Inc.	84,392	1,141

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Huntington Bancshares, Inc.	118,556	$570
IntercontinentalExchange, Inc. (a)	12,580	1,350
Invesco Ltd.	78,100	1,531
J.P. Morgan Chase & Co.	695,315	29,182
Janus Capital Group, Inc.	36,007	450
KeyCorp	155,975	1,115
Kimco Realty Corp.	71,369	991
Legg Mason, Inc.	27,042	699
Leucadia National Corp. (a)	35,436	841
Lincoln National Corp.	51,992	1,309
Loews Corp.	62,531	2,280
M & T Bank Corp.	14,137	1,095
Marsh & McLennan Cos., Inc.	92,753	2,154
Marshall & Ilsley Corp.	86,593	613
Mastercard, Inc. Class A	17,000	3,814
MetLife, Inc.	145,696	5,302
Moody’s Corp.	34,766	925
Morgan Stanley	242,330	6,829
NASDAQ OMX Group, Inc. (a)	28,600	533
Northern Trust Corp.	42,506	2,265
NYSE Euronext	47,300	1,248
Paychex, Inc.	55,738	1,669
People’s United Financial Inc.	61,900	976
PNC Financial Services Group, Inc.	91,917	4,941
Principal Financial Group, Inc.	58,391	1,355
Progressive Corp.	117,301	2,012
ProLogis	87,391	1,126
Prudential Financial, Inc.	82,339	4,315
Public Storage, Inc.	23,587	1,939
Regions Financial Corp.	206,189	1,392
Simon Property Group, Inc.	50,515	3,955
SLM Corp. (a)	80,454	899
State Street Corp. (c)	87,725	3,940
SunTrust Banks, Inc.	87,618	2,086
T. Rowe Price Group, Inc.	45,275	2,295
Torchmark Corp.	15,021	698
Total System Services, Inc.	37,775	538
Travelers Cos., Inc.	97,204	5,112
U.S. Bancorp	336,152	8,273
Unum Group	60,129	1,251
Ventas, Inc.	26,700	1,180
Visa, Inc.	79,800	6,805
Vornado Realty Trust	27,214	1,789
Wells Fargo Co.	901,649	24,651
Western Union Co.	125,585	1,982
XL Capital, Ltd. Class A	58,768	1,074
Zions Bancorp	25,453	472
		293,862
Health Care — 12.0%
Abbott Laboratories	274,306	14,889
Aetna, Inc.	75,050	2,251
Allergan, Inc.	53,992	3,155
AmerisourceBergen Corp.	49,686	1,393
Amgen, Inc. (a)	178,136	10,084
Baxter International, Inc.	107,361	6,112
Becton, Dickinson & Co.	41,597	3,239
Biogen Idec, Inc. (a)	50,331	2,769
Boston Scientific Corp. (a)	265,834	2,057
Bristol-Myers Squibb Co.	300,716	7,370
C.R. Bard, Inc.	16,497	1,382
Cardinal Health, Inc.	63,757	2,166
CareFusion Corp. (a)	31,178	787
Celgene Corp. (a)	81,718	4,864
Cephalon, Inc. (a)	13,300	913
CIGNA Corp.	47,396	1,624
Coventry Health Care, Inc. (a)	26,203	607
DaVita, Inc. (a)	18,200	1,121
Dentsply International Inc.	26,700	883
Eli Lilly & Co.	180,175	6,187
Express Scripts, Inc. (a)	48,799	4,685
Forest Laboratories, Inc. (a)	52,202	1,560
Genzyme Corp. (a)	46,392	2,654
Gilead Sciences, Inc. (a)	158,099	7,527
Hospira, Inc. (a)	29,203	1,528
Humana, Inc. (a)	29,307	1,387
Intuitive Surgical, Inc. (a)	6,700	2,326
Johnson & Johnson	486,949	30,678
King Pharmaceuticals, Inc. (a)	48,592	547
Laboratory Corp. of America Holdings (a)	18,422	1,350
Life Technologies Corp. (a)	30,587	1,553
McKesson Corp.	47,355	2,801
Mead Johnson Nutrition Co.	35,818	1,694
Medco Health Solutions, Inc. (a)	84,868	5,367
Medtronic, Inc.	194,578	8,445
Merck & Co., Inc.	538,670	19,866
Millipore Corp. (a)	9,235	872
Mylan Inc. (a)	54,109	1,155
Patterson Cos., Inc. (a)	18,294	543
Pfizer, Inc.	1,423,611	24,984
Quest Diagnostics, Inc.	27,100	1,538
St. Jude Medical, Inc. (a)	58,326	2,229
Stryker Corp.	49,089	2,607
Tenet Healthcare Corp. (a)	73,370	387
UnitedHealth Group, Inc.	207,196	7,016
Varian Medical Systems, Inc. (a)	22,660	1,110
Watson Pharmaceuticals, Inc. (a)	17,746	706
Wellpoint, Inc. (a)	81,538	5,045
Zimmer Holdings, Inc. (a)	37,152	2,130
		218,143
Industrials — 10.2%
3M Co.	124,572	9,984
Amphenol Corp. Class A	31,200	1,300
Avery Dennison Corp.	21,588	682
Boeing Co.	127,688	8,065
Caterpillar, Inc.	110,879	6,326
CH Robinson Worldwide, Inc.	29,061	1,550
Cintas Corp.	25,088	622

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
CSX Corp.	68,838	$3,267
Cummins, Inc.	35,158	1,996
Danaher Corp.	45,686	3,379
Deere & Co.	75,037	4,300
Dover Corp.	33,695	1,525
Eaton Corp.	29,095	1,982
Emerson Electric Co.	134,048	6,346
Equifax, Inc.	22,083	712
Expeditors International Washington, Inc.	38,620	1,408
Fastenal Co.	22,500	998
FedEx Corp.	55,500	4,704
First Solar, Inc. (a)	8,670	918
Flir Systems, Inc. (a)	28,900	775
Flowserve Corp.	10,400	1,041
Fluor Corp.	32,260	1,381
General Dynamics Corp.	68,561	4,974
General Electric Co. (b)	1,878,933	30,176
Goodrich Co.	22,445	1,473
Honeywell International, Inc.	135,781	5,453
Illinois Tool Works, Inc.	67,671	3,080
Iron Mountain, Inc. (a)	32,200	833
ITT Industries, Inc.	31,592	1,618
Jacobs Engineering Group, Inc. (a)	22,300	865
L-3 Communications Holdings, Inc.	20,303	1,856
Leggett & Platt, Inc.	27,098	514
Lockheed Martin Corp.	56,852	4,421
Masco Corp.	64,323	860
Monster Worldwide, Inc. (a)	22,609	315
Norfolk Southern Corp.	64,555	3,320
Northrop Grumman Corp.	55,511	3,401
PACCAR, Inc.	63,074	2,230
Pall Corp.	21,509	849
Parker-Hannifin Corp.	29,403	1,773
Pitney Bowes, Inc.	34,927	800
Precision Castparts Corp.	24,807	2,797
Quanta Services, Inc. (a)	39,800	756
R.R. Donnelley & Sons Co.	36,109	718
Raytheon Co.	67,982	3,823
Republic Services, Inc.	55,803	1,570
Robert Half International, Inc.	26,540	740
Rockwell Automation, Inc.	24,305	1,315
Rockwell Collins, Inc.	28,431	1,600
Roper Industries, Inc.	17,000	943
Ryder Systems, Inc.	11,321	400
Southwest Airlines Co.	134,786	1,696
Stericycle, Inc. (a)	14,800	817
Textron, Inc.	49,939	995
Thermo Fisher Scientific, Inc. (a)	71,724	3,498
Union Pacific Corp.	89,868	6,054
United Parcel Service, Inc. Class B	174,646	10,259
United Technologies Corp.	165,078	11,333
W.W. Grainger, Inc.	11,569	1,176
Waste Management, Inc.	85,739	2,831
		185,393
Information Technology — 17.1%
Adobe Systems, Inc. (a)	91,857	3,183
Advanced Micro Devices, Inc. (a)	99,186	785
Agilent Technologies, Inc. (a)	60,468	1,902
Akamai Technologies, Inc. (a)	30,124	792
Altera Corp.	52,854	1,291
Analog Devices, Inc.	53,269	1,558
AOL, Inc. (a)(d)	1	—
Apple Inc. (a)	158,984	32,531
Applied Materials, Inc.	233,807	2,862
Autodesk, Inc. (a)	41,576	1,159
Automatic Data Processing, Inc.	88,717	3,691
BMC Software, Inc. (a)	31,221	1,150
Broadcom Corp. Class A	75,759	2,373
CA, Inc.	72,499	1,631
Cisco Systems, Inc. (a)	1,014,819	24,691
Citrix Systems, Inc. (a)	33,367	1,435
Cognizant Technology Solutions Corp. Class A (a)	51,884	2,497
Computer Sciences Corp. (a)	27,744	1,437
Compuware Corp. (a)	37,450	280
Corning, Inc.	276,876	4,881
Dell, Inc. (a)	305,650	4,044
Dun & Bradstreet Corp.	9,400	659
Electronic Arts, Inc. (a)	60,100	996
EMC Corp. (a)	363,384	6,356
Fidelity National Information Services, Inc.	58,077	1,309
Fiserv, Inc. (a)	26,452	1,276
Google, Inc. Class A (a)	42,490	22,384
Harris Corp.	23,700	1,072
Hewlett-Packard Co.	418,116	21,236
Intel Corp.	973,756	19,991
International Business Machines Corp.	231,842	29,481
Intuit, Inc. (a)	57,163	1,850
Jabil Circuit, Inc.	31,651	480
Juniper Networks, Inc. (a)	92,593	2,591
KLA-Tencor Corp.	30,605	891
Lexmark International Group, Inc. Class A (a)	12,642	426
Linear Technology Corp.	39,863	1,083
LSI Corp. (a)	114,762	619
McAfee, Inc. (a)	28,200	1,119
MEMC Electronic Materials, Inc. (a)	36,378	440
Microchip Technology, Inc.	32,489	879
Micron Technology, Inc. (a)	153,662	1,392
Microsoft Corp. (b)	1,363,635	39,082
Molex, Inc.	23,305	477
Motorola, Inc. (a)	404,565	2,735
National Semiconductor Corp.	42,096	610
NetApp, Inc. (a)	58,557	1,757
Novell, Inc. (a)	68,720	322

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
Novellus Systems, Inc. (a)	15,230	$337
NVIDIA Corp. (a)	99,756	1,616
Oracle Corp.	689,162	16,988
PerkinElmer, Inc.	21,118	469
QLogic Corp. (a)	17,922	326
QUALCOMM, Inc.	294,111	10,791
Red Hat, Inc. (a)	33,300	934
SAIC, Inc. (a)	54,800	1,080
Salesforce.com, Inc. (a)	19,700	1,339
SanDisk Corp. (a)	40,667	1,185
Symantec Corp. (a)	140,663	2,328
Tellabs, Inc.	73,830	510
Teradata Corp. (a)	28,920	882
Teradyne, Inc. (a)	28,149	281
Texas Instruments, Inc.	222,899	5,434
VeriSign, Inc. (a)	32,421	808
Waters Corp. (a)	17,265	1,030
Western Digital Corp. (a)	39,000	1,507
Xerox Corp.	235,401	2,206
Xilinx, Inc.	51,202	1,323
Yahoo!, Inc. (a)	209,019	3,200
		310,260
Materials — 3.4%
Air Products & Chemicals, Inc.	36,809	2,524
Airgas, Inc.	14,300	917
AK Steel Holding Corp.	20,000	431
Alcoa, Inc.	170,149	2,263
Allegheny Technologies, Inc.	17,228	752
Ball Corp.	17,262	933
Bemis Co., Inc.	21,162	619
CF Industries Holdings, Inc.	8,250	876
Cliffs Natural Resources, Inc.	23,400	1,320
Dow Chemical Co.	203,628	5,765
E.I. Du Pont de Nemours & Co.	160,812	5,423
Eastman Chemical Co.	12,204	727
Ecolab, Inc.	40,966	1,726
FMC Corp.	12,600	720
Freeport-McMoRan Copper & Gold, Inc. Class B	76,452	5,746
International Flavors & Fragrances, Inc.	13,031	549
International Paper Co.	75,811	1,757
MeadWestvaco Corp.	30,320	695
Monsanto Co.	95,755	6,765
Newmont Mining Corp.	87,006	4,288
Nucor Corp.	54,654	2,263
Owens-Illinois, Inc. (a)	30,400	901
Pactiv Corp. (a)	22,615	560
Plum Creek Timber Co., Inc.	29,311	1,047
PPG Industries, Inc.	28,971	1,783
Praxair, Inc.	54,511	4,096
Sealed Air Corp.	29,692	607
Sherwin-Williams Co.	17,696	1,122
Sigma-Aldrich Corp.	20,934	998
Titanium Metals Corp. (a)	16,600	196
United States Steel Corp.	25,878	1,370
Vulcan Materials Co.	22,561	979
Weyerhaeuser Co.	36,537	1,476
		62,194
Telecommunication Services — 2.8%
American Tower Corp. Class A (a)	71,000	3,029
AT&T, Inc.	1,041,150	25,831
CenturyTel, Inc.	52,073	1,785
Frontier Communications Corp.	60,384	470
JDS Uniphase Corp. (a)	42,723	458
MetroPCS Communications, Inc. (a)	51,700	319
Qwest Communications International, Inc.	273,890	1,249
Sprint Nextel Corp. (a)	520,165	1,732
Verizon Communications, Inc.	503,766	14,574
Windstream Corp.	77,313	783
		50,230
Utilities — 3.2%
AES Corp. (a)	115,195	1,347
Allegheny Energy, Inc.	28,359	642
Ameren Corp.	40,160	992
American Electric Power Co., Inc.	83,652	2,812
CenterPoint Energy, Inc.	66,311	887
CMS Energy Corp.	37,956	580
Consolidated Edison, Inc.	48,952	2,093
Constellation Energy Group, Inc.	34,214	1,200
Dominion Resources, Inc.	105,962	4,026
DTE Energy Co.	29,884	1,298
Duke Energy Corp.	229,420	3,751
Edison International	57,119	1,864
Entergy Corp.	33,098	2,514
Exelon Corp.	117,321	5,080
FirstEnergy Corp.	53,707	2,076
FPL Group, Inc.	72,621	3,367
Integrys Energy Group, Inc.	14,716	649
Nicor, Inc.	9,400	392
NiSource, Inc.	48,582	730
Northeast Utilities	32,000	819
NRG Energy, Inc. (a)	47,200	1,031
Pepco Holdings, Inc.	41,700	701
PG&E Corp.	64,526	2,705
Pinnacle West Capital Corp.	16,760	610
PPL Corp.	66,175	1,885
Progress Energy, Inc.	49,081	1,879
Public Service Enterprise Group, Inc.	88,024	2,616
SCANA Corp.	18,300	660
Sempra Energy	43,386	2,133
Southern Co.	142,243	4,519
TECO Energy, Inc.	34,951	536
Wisconsin Energy Corp.	20,100	973

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
Xcel Energy, Inc.	79,151	$1,647
		59,014

TOTAL COMMON STOCKS (Cost $1,271,322,642)		1,759,786

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.3%
United States Treasury Bill(b)(e)(f) 0.23% due 05/27/10	$900	900
United States Treasury Bill(b)(e)(f) 0.02% due 03/11/10	3,715	3,715

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,614,808)		4,615

	Shares
	(000)
MONEY MARKET FUNDS — 2.7%
AIM Short Term Investment Prime Portfolio	48,281	48,281
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $48,856,524)		48,857

Total Investments(g)† — 99.9% (Identified Cost $1,324,793,974)		1,813,258

Other Assets in Excess of Liabilities — 0.1%		2,527

Net Assets — 100.0%		$1,815,785

(a) Non-income producing security.

(b) All or part of this security has been designated as collateral for futures contracts.

(c) Affiliated issuer. See table that follows for more information.

(d) Amount is less than $1,000.

(e) Rate represents annualized yield at date of purchase.

(f) Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010 was $605,934,341 and $117,470,794, respectively, resulting in net unrealized appreciation of investment of $488,463,547.

† Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The three tier hierarchy of inputs is summarized below:

•                  Level 1 - quoted prices in active markets for identical securities

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Portfolio’s assets carried at fair value:

	Investments	Other
Valuation	in	Financial
Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$1,808,642,713	$231,262
Level 2 - Other Significant Observable Inputs	4,614,808	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,813,257,521	$231,262

*Other financial instruments include futures contracts.

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2010	1,012	$231
Total unrealized appreciation on open futures contracts purchased		$231

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

February 28, 2010 (Unaudited)

The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at February 28, 2010:

Asset Derivatives (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$231	$—	$—	$231

Transactions in derivative instruments during the two months ended February 28, 2010, were as follows:

Realized Gain (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$96	$—	$—	$96

Change in Depreciation (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(315)	$—	$—	$(315)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at February 28, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for		Value at	for the 2 months	Realized loss
Security	Number of shares	for the 2 months	the 2 months	Number of shares	2/28/10	ended 2/28/10	on shares sold
Description	held at 12/31/09	ended 2/28/10	ended 2/28/10	held at 2/28/10	(000)	(000)	(000)
State Street Corp.	90,925	—	3,200	87,725	$3,940	$—	$(80)

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

February 28, 2010 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,321,507)	$1,809,318
Investments in non-controlled affiliates at market value (identified cost $3,287)	3,940
Total investments at market value (identified cost $1,324,794)	1,813,258
Investment securities sold	766
Daily variation margin on futures contracts	56
Dividends and interest	4,080
Total assets	1,818,160

Liabilities
Investment securities purchased	2,310
Management fees	65
Total liabilities	2,375
Net Assets	$1,815,785

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2009

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 9.7%
Abercrombie & Fitch Co. Class A	15,846	$552
Amazon.Com, Inc. (a)	62,292	8,380
Apollo Group, Inc. Class A (a)	23,129	1,401
AutoNation, Inc. (a)	16,963	325
AutoZone, Inc. (a)	5,464	864
Bed Bath & Beyond, Inc. (a)	49,145	1,898
Best Buy Co., Inc.	64,519	2,546
Big Lots, Inc. (a)	16,227	470
Black & Decker Corp.	11,937	774
Carnival Corp. (a)	82,750	2,622
CBS Corp. Class B	127,003	1,784
Coach, Inc.	59,828	2,186
Comcast Corp. Class A	530,448	8,943
D.R. Horton, Inc.	52,876	575
Darden Restaurants, Inc.	27,988	982
DeVry, Inc.	12,500	709
Direct TV. Class A (a)	176,977	5,902
Eastman Kodak Co. (a)	54,482	230
eBay, Inc. (a)	207,303	4,880
Expedia, Inc. (a)	38,815	998
Family Dollar Stores, Inc.	25,558	711
Ford Motor Co. (a)	612,398	6,124
Fortune Brands, Inc.	27,245	1,177
GameStop Corp. Class A (a)	32,400	711
Gannett Co., Inc.	42,074	625
Gap, Inc.	86,798	1,818
Genuine Parts Co.	29,509	1,120
Goodyear Tire & Rubber Co. (a)	42,357	597
H&R Block, Inc.	60,415	1,367
Harley-Davidson, Inc.	42,501	1,071
Harman International Industries, Inc.	12,621	445
Hasbro, Inc.	24,425	783
Home Depot, Inc.	314,712	9,105
Host Hotels & Resorts, Inc. (a)	112,521	1,313
International Game Technology	53,619	1,006
Interpublic Group of Cos., Inc. (a)	83,894	619
JC Penney Co., Inc.	44,010	1,171
Johnson Controls, Inc.	123,686	3,369
Kohl’s Corp. (a)	57,833	3,119
Lennar Corp. Class A	25,931	331
Limited Brands	51,267	986
Lowe’s Cos., Inc.	272,962	6,385
Macy’s, Inc.	78,623	1,318
Marriot International, Inc. Class A	49,350	1,345
Mattel, Inc.	67,076	1,340
McDonald’s Corp.	200,825	12,540
McGraw-Hill, Inc.	59,066	1,979
Meredith Corp.	7,889	243
New York Times Co. Class A (a)	22,922	283
Newell Rubbermaid, Inc.	50,693	761
News Corp. Class A	417,409	5,714
NIKE, Inc. Class B	71,752	4,741
Nordstrom, Inc.	29,533	1,110
O’Reilly Automotive, Inc. (a)	24,600	938
Office Depot, Inc. (a)	51,256	331
Omnicom Group, Inc.	58,541	2,292
Polo Ralph Lauren Corp.	10,615	860
Priceline.com, Inc. (a)	7,690	1,680
Pulte Homes, Inc. (a)	64,905	649
Radioshack Corp.	26,203	511
Ross Stores, Inc.	22,300	952
Scripps Networks Interactive, Inc. Class A	17,135	711
Sears Holdings Corp. (a)	9,374	782
Snap-On, Inc.	11,612	491
Stanley Works	14,483	746
Staples, Inc.	136,733	3,362
Starbucks Corp. (a)	139,361	3,214
Starwood Hotels & Resorts Worldwide, Inc.	34,647	1,267
Target Corp.	140,816	6,811
Tiffany & Co.	22,880	984
Time Warner Cable, Inc.	66,571	2,755
Time Warner, Inc.	216,491	6,309
TJX Cos., Inc.	76,806	2,807
V.F. Corp.	16,193	1,186
Viacom, Inc. Class B (a)	115,022	3,420
Walt Disney Co.	348,745	11,247
Washington Post Co. Class B	1,260	554
Whirlpool Corp.	13,661	1,102
Wyndham Worldwide Corp.	34,299	692
Wynn Resorts, Ltd.	12,300	716
Yum! Brands, Inc.	88,292	3,088
		182,805
Consumer Staples — 11.0%
Altria Group, Inc.	387,999	7,616
Archer-Daniels-Midland Co.	118,024	3,695
Avon Products, Inc.	79,160	2,493
Brown-Forman Corp. Class B	20,855	1,117
Campbell Soup Co.	34,065	1,151
Clorox Co.	26,043	1,589
Coca-Cola Co.	432,011	24,625
Coca-Cola Enterprises, Inc.	62,501	1,325
Colgate-Palmolive Co.	91,901	7,550
ConAgra Foods, Inc.	82,975	1,913
Constellation Brands, Inc. Class A (a)	37,426	596
Costco Wholesale Corp.	80,289	4,751
CVS Caremark Corp.	262,032	8,440
Dean Foods Co. (a)	33,458	604
Dr Pepper Snapple Group, Inc.	46,200	1,307
Estee Lauder Cos., Inc. Class A	23,252	1,124
General Mills, Inc.	61,732	4,371
H.J. Heinz Co.	59,469	2,543
Hormel Foods Corp.	13,400	515
Kellogg Co.	47,535	2,529
Kimberly-Clark Corp.	76,500	4,874
Kraft Foods, Inc. Class A	276,309	7,510
Kroger Co.	123,176	2,529
Lorillard, Inc.	29,461	2,364
McCormick & Co., Inc.	23,953	865
Molson Coors Brewing Co., Class B	28,262	1,276
Pepsi Bottling Group, Inc.	26,753	1,003
PepsiCo, Inc.	290,656	17,672
Philip Morris International, Inc.	354,799	17,098
Procter & Gamble Co.	542,719	32,905
Reynolds American, Inc.	30,887	1,636
Safeway, Inc.	76,564	1,630
Sara Lee Corp.	127,334	1,551
SuperValu, Inc.	41,948	533

See Notes to Financial Statements.

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
Sysco Corp.	111,809	$3,124
The Hershey Company	30,782	1,102
The J.M. Smucker Co.	22,060	1,362
Tyson Foods, Inc., Class A	57,835	710
Wal-Mart Stores, Inc.	397,602	21,252
Walgreen Co.	182,618	6,706
Whole Foods Market, Inc. (a)	24,833	682
		208,238
Energy — 11.3%
Anadarko Petroleum Corp.	91,026	5,682
Apache Corp.	62,325	6,430
Baker Hughes, Inc.	58,478	2,367
BJ Services Co.	54,048	1,005
Cabot Oil & Gas Corp.	20,300	885
Cameron International Corp.. (a)	44,300	1,852
Chesapeake Energy Corp.	121,382	3,141
Chevron Corp. (b)	372,546	28,682
ConocoPhillips	275,030	14,046
Consol Energy, Inc.	33,073	1,647
Denbury Resources, Inc. (a)	47,800	707
Devon Energy Corp.	82,251	6,045
Diamond Offshore Drilling, Inc.	12,900	1,270
El Paso Corp.	130,692	1,285
EOG Resources, Inc.	46,517	4,526
EQT Corp.	23,600	1,036
ExxonMobil Corp. (b)	882,272	60,162
FMC Technologies, Inc. (a)	22,800	1,319
Halliburton Co.	166,934	5,023
Hess Corp.	55,101	3,334
Marathon Oil Corp.	130,177	4,064
Massey Energy Co.	15,800	664
Murphy Oil Corp.	35,941	1,948
Nabors Industries, Ltd. (a)	52,804	1,156
National Oilwell Varco, Inc.	79,257	3,494
Noble Energy, Inc.	32,710	2,330
Occidental Petroleum Corp.	150,444	12,239
Peabody Energy Corp.	50,424	2,280
Pioneer Natural Resources Co.	22,000	1,060
Questar Corp.	32,468	1,350
Range Resources Corp.	28,700	1,431
Rowan Cos., Inc. (a)	19,620	444
Schlumberger, Ltd.	222,575	14,487
Smith International, Inc.	44,334	1,204
Southwestern Energy Co. (a)	65,200	3,143
Spectra Energy Corp.	121,798	2,498
Sunoco, Inc.	20,384	532
Tesoro Corp.	26,365	357
Valero Energy Corp.	105,609	1,769
Williams Cos., Inc.	109,768	2,314
XTO Energy, Inc.	107,452	5,000
		214,208
Financials — 14.8%
AFLAC, Inc.	85,990	3,977
Allstate Corp.	101,506	3,049
American Express Co.	220,064	8,917
American International Group, Inc. (a)	24,133	723
Ameriprise Financial, Inc.	46,207	1,794
AON Corp.	50,647	1,942
Apartment Investment & Management Co. Class A	21,052	335
Assurant, Inc.	20,831	614
AvalonBay Communities, Inc.	14,398	1,182
Bank of America Corp.	1,852,771	27,903
Bank of New York Mellon Corp.	223,185	6,242
BB&T Corp.	129,070	3,274
Boston Properties, Inc.	25,967	1,742
Capital One Financial Corp.	82,863	3,177
CB Richard Ellis Group, Inc. Class A (a)	47,275	641
Charles Schwab Corp.	180,193	3,391
Chubb Corp.	62,875	3,092
Cincinnati Financial Corp.	31,214	819
Citigroup, Inc.	3,627,702	12,008
CME Group, Inc.	12,191	4,096
Comerica, Inc.	26,844	794
Developers Diversified Realty Corp.	1,532	14
Discover Financial Services	100,205	1,474
E*Trade Financial Corp. (a)	305,315	534
Equity Residential	51,257	1,731
Federated Investors, Inc. Class B	18,970	522
Fifth Third Bancorp	148,516	1,448
First Horizon National Corp. (a)	43,304	580
Franklin Resources, Inc.	28,380	2,990
Genworth Financial, Inc. Class A (a)	91,551	1,039
Goldman Sachs Group, Inc.	95,334	16,096
Hartford Financial Services Group, Inc.	70,597	1,642
HCP, Inc.	54,900	1,677
Health Care REIT, Inc.	23,800	1,055
Hudson City Bancorp, Inc.	92,292	1,267
Huntington Bancshares, Inc.	118,556	433
IntercontinentalExchange, Inc. (a)	13,680	1,536
Invesco Ltd.	78,100	1,835
J.P. Morgan Chase & Co.	731,815	30,495
Janus Capital Group, Inc.	36,007	484
KeyCorp	174,875	971
Kimco Realty Corp.	71,369	966
Legg Mason, Inc.	31,242	942
Leucadia National Corp. (a)	35,436	843
Lincoln National Corp.	56,392	1,403
Loews Corp.	68,631	2,495
M & T Bank Corp.	15,937	1,066
Marsh & McLennan Cos., Inc.	98,753	2,180
Marshall & Ilsley Corp.	105,093	573
Mastercard, Inc. Class A	17,700	4,531
MetLife, Inc.	151,596	5,359
Moody’s Corp.	38,966	1,044
Morgan Stanley	254,830	7,543
NASDAQ OMX Group, Inc. (a)	28,600	567
Northern Trust Corp.	45,506	2,384
NYSE Euronext	47,300	1,197
Paychex, Inc.	60,338	1,849
People’s United Financial Inc.	68,100	1,137
PNC Financial Services Group, Inc.	85,317	4,504
Principal Financial Group, Inc.	58,391	1,404
Progressive Corp. (a)	125,201	2,252

See Notes to Financial Statements.

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
ProLogis	87,391	$1,196
Prudential Financial, Inc.	85,339	4,246
Public Storage, Inc.	24,987	2,035
Regions Financial Corp.	227,189	1,202
Simon Property Group, Inc.	52,415	4,183
SLM Corp. (a)	91,354	1,030
State Street Corp. (c)	90,925	3,959
SunTrust Banks, Inc.	93,818	1,904
T. Rowe Price Group, Inc.	48,275	2,571
Torchmark Corp.	15,021	660
Total System Services, Inc.	37,775	652
Travelers Cos., Inc.	101,104	5,041
U.S. Bancorp	358,452	8,069
Unum Group	60,129	1,174
Ventas, Inc.	29,100	1,273
Visa, Inc.	83,100	7,268
Vornado Realty Trust	29,014	2,029
Wells Fargo Co.	952,849	25,717
Western Union Co.	132,485	2,497
XL Capital, Ltd. Class A	66,368	1,217
Zions Bancorp	25,453	327
		280,024
Health Care — 12.1%
Abbott Laboratories	288,006	15,549
Aetna, Inc.	82,350	2,611
Allergan, Inc.	58,292	3,673
AmerisourceBergen Corp.	54,186	1,413
Amgen, Inc. (a)	188,236	10,649
Baxter International, Inc.	111,761	6,558
Becton, Dickinson & Co.	43,497	3,430
Biogen Idec, Inc. (a)	54,531	2,917
Boston Scientific Corp. (a)	284,234	2,558
Bristol-Myers Squibb Co.	317,516	8,017
C.R. Bard, Inc.	17,797	1,386
Cardinal Health, Inc.	67,657	2,181
CareFusion Corp. (a)	31,178	780
Celgene Corp. (a)	84,618	4,712
Cephalon, Inc. (a)	13,300	830
CIGNA Corp.	50,996	1,799
Coventry Health Care, Inc. (a)	26,203	637
DaVita, Inc. (a)	18,200	1,069
Dentsply International Inc.	26,700	939
Eli Lilly & Co.	188,975	6,748
Express Scripts, Inc. (a)	50,599	4,374
Forest Laboratories, Inc. (a)	56,502	1,814
Genzyme Corp. (a)	48,392	2,372
Gilead Sciences, Inc. (a)	166,299	7,197
Hospira, Inc. (a)	29,203	1,489
Humana, Inc.(a)	31,607	1,387
Intuitive Surgical, Inc. (a)	7,100	2,154
Johnson & Johnson	512,449	33,007
King Pharmaceuticals, Inc. (a)	48,592	596
Laboratory Corp. of America Holdings (a)	20,222	1,513
Life Technologies Corp. (a)	32,987	1,723
McKesson Corp.	50,355	3,147
Mead Johnson Nutrition Co.	34,818	1,522
Medco Health Solutions, Inc. (a)	87,968	5,622
Medtronic, Inc.	204,778	9,006
Merck & Co., Inc.	569,270	20,801
Millipore Corp. (a)	11,135	806
Mylan Inc. (a)	60,109	1,108
Patterson Cos., Inc. (a)	18,294	512
Pfizer, Inc.	1,504,611	27,369
Quest Diagnostics, Inc.	29,300	1,769
St. Jude Medical, Inc. (a)	61,226	2,252
Stryker Corp.	53,289	2,684
Tenet Healthcare Corp. (a)	73,370	396
UnitedHealth Group, Inc.	215,596	6,571
Varian Medical Systems, Inc. (a)	22,660	1,062
Watson Pharmaceuticals, Inc. (a)	20,646	818
Wellpoint, Inc. (a)	84,838	4,945
Zimmer Holdings, Inc. (a)	39,552	2,338
		228,810
Industrials — 10.2%
3M Co.	131,072	10,836
Amphenol Corp. Class A	31,200	1,441
Avery Dennison Corp.	21,588	788
Boeing Co.	135,988	7,361
Burlington Northern Santa Fe Corp.	48,482	4,781
Caterpillar, Inc.	116,279	6,627
CH Robinson Worldwide, Inc.	31,561	1,854
Cintas Corp.	25,088	654
CSX Corp.	74,338	3,605
Cummins, Inc.	37,058	1,699
Danaher Corp.	49,086	3,691
Deere & Co.	77,837	4,210
Dover Corp.	33,695	1,402
Eaton Corp.	31,195	1,985
Emerson Electric Co.	139,348	5,936
Equifax, Inc.	25,683	793
Expeditors International Washington, Inc.	38,620	1,341
Fastenal Co.	25,500	1,062
FedEx Corp.	57,800	4,823
First Solar, Inc. (a)	8,670	1,174
Flir Systems, Inc. (a)	28,900	946
Flowserve Corp.	10,400	983
Fluor Corp.	32,260	1,453
General Dynamics Corp.	71,061	4,844
General Electric Co. (b)	1,977,333	29,917
Goodrich Co.	22,445	1,442
Honeywell International, Inc.	143,081	5,609
Illinois Tool Works, Inc.	72,971	3,502
Iron Mountain, Inc. (a)	32,200	733
ITT Industries, Inc.	34,192	1,701
Jacobs Engineering Group, Inc. (a)	22,300	839
L-3 Communications Holdings, Inc.	21,803	1,896
Leggett & Platt, Inc.	27,098	553
Lockheed Martin Corp.	59,152	4,457
Masco Corp.	64,323	888
Monster Worldwide, Inc. (a)	22,609	393
Norfolk Southern Corp.	69,655	3,651
Northrop Grumman Corp.	57,811	3,229
PACCAR, Inc.	68,674	2,491
Pall Corp.	21,509	779

See Notes to Financial Statements.

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Parker-Hannifin Corp.	29,403	$1,584
Pitney Bowes, Inc.	40,027	911
Precision Castparts Corp.	26,007	2,870
Quanta Services, Inc. (a)	39,800	829
R.R. Donnelley & Sons Co.	36,109	804
Raytheon Co.	70,682	3,642
Republic Services, Inc.	60,403	1,710
Robert Half International, Inc.	30,640	819
Rockwell Automation, Inc.	26,305	1,236
Rockwell Collins, Inc.	28,431	1,574
Roper Industries, Inc.	17,000	890
Ryder Systems, Inc.	11,321	466
Southwest Airlines Co.	134,786	1,541
Stericycle, Inc. (a)	14,800	816
Textron, Inc.	49,939	939
Thermo Fisher Scientific, Inc. (a)	77,324	3,688
Union Pacific Corp.	93,468	5,973
United Parcel Service, Inc. Class B	183,846	10,547
United Technologies Corp.	174,478	12,110
W.W. Grainger, Inc.	11,569	1,120
Waste Management, Inc.	89,739	3,034
		193,472
Information Technology — 18.2%
Adobe Systems, Inc. (a)	96,157	3,537
Advanced Micro Devices, Inc. (a)	99,186	960
Affiliated Computer Services, Inc. Class A (a)	18,737	1,118
Agilent Technologies, Inc. (a)	64,768	2,012
Akamai Technologies, Inc. (a)	34,224	867
Altera Corp.	52,854	1,196
Analog Devices, Inc.	53,269	1,682
AOL, Inc. (a)(d)	1	—
Apple Inc. (a)	167,284	35,274
Applied Materials, Inc.	252,607	3,521
Autodesk, Inc. (a)	41,576	1,056
Automatic Data Processing, Inc.	95,317	4,081
BMC Software, Inc. (a)	34,221	1,372
Broadcom Corp. Class A (a)	81,359	2,559
CA, Inc.	72,499	1,628
Cisco Systems, Inc. (a)	1,072,419	25,674
Citrix Systems, Inc. (a)	33,367	1,388
Cognizant Technology Solutions Corp. Class A (a)	55,284	2,504
Computer Sciences Corp. (a)	27,744	1,596
Compuware Corp. (a)	51,350	371
Corning, Inc.	288,176	5,565
Dell, Inc. (a)	317,050	4,553
Dun & Bradstreet Corp.	9,400	793
Electronic Arts, Inc. (a)	60,100	1,067
EMC Corp. (a)	377,584	6,596
Fidelity National Information Services, Inc.	58,077	1,361
Fiserv, Inc. (a)	28,852	1,399
Google, Inc. Class A (a)	44,790	27,769
Harris Corp.	23,700	1,127
Hewlett-Packard Co.	441,916	22,763
IMS Health, Inc.	34,832	734
Intel Corp.	1,028,956	20,991
International Business Machines Corp.	243,942	31,932
Intuit, Inc. (a)	60,663	1,863
Jabil Circuit, Inc.	31,651	550
Juniper Networks, Inc. (a)	98,893	2,637
KLA-Tencor Corp.	30,605	1,107
Lexmark International Group, Inc. Class A (a)	15,842	412
Linear Technology Corp.	43,763	1,337
LSI Corp. (a)	114,762	690
McAfee, Inc. (a)	28,200	1,144
MEMC Electronic Materials, Inc. (a)	45,478	619
Microchip Technology, Inc.	32,489	944
Micron Technology, Inc. (a)	153,662	1,623
Microsoft Corp. (b)	1,435,335	43,763
Molex, Inc.	23,305	502
Motorola, Inc. (a)	435,465	3,379
National Semiconductor Corp.	42,096	647
NetApp, Inc. (a)	61,857	2,127
Novell, Inc. (a)	68,720	285
Novellus Systems, Inc. (a)	20,030	468
NVIDIA Corp. (a)	99,756	1,863
Oracle Corp.	728,362	17,874
PerkinElmer, Inc.	21,118	435
QLogic Corp. (a)	24,322	459
QUALCOMM, Inc.	309,711	14,327
Red Hat, Inc. (a)	37,200	1,150
SAIC, Inc. (a)	54,800	1,038
Salesforce.com, Inc. (a)	21,200	1,564
SanDisk Corp. (a)	40,667	1,179
Sun Microsystems, Inc. (a)	139,841	1,310
Symantec Corp. (a)	153,863	2,753
Tellabs, Inc. (a)	73,830	419
Teradata Corp. (a)	33,520	1,054
Teradyne, Inc. (a)	28,149	302
Texas Instruments, Inc.	232,199	6,051
VeriSign, Inc. (a)	37,521	910
Waters Corp. (a)	17,265	1,070
Western Digital Corp. (a)	42,000	1,854
Xerox Corp.	161,834	1,369
Xilinx, Inc.	51,202	1,283
Yahoo!, Inc. (a)	218,719	3,670
		345,077
Materials - 3.6%
Air Products & Chemicals, Inc.	39,809	3,227
Airgas, Inc.	16,600	790
AK Steel Holding Corp.	20,000	427
Alcoa, Inc.	180,249	2,906
Allegheny Technologies, Inc.	17,228	771
Ball Corp.	17,262	892
Bemis Co., Inc.	21,162	627
CF Industries Holdings, Inc.	9,750	885
Cliffs Natural Resources, Inc.	23,400	1,078
Dow Chemical Co.	211,928	5,856
E.I. Du Pont de Nemours & Co.	167,412	5,637
Eastman Chemical Co.	14,204	856
Ecolab, Inc.	43,666	1,947
FMC Corp.	12,600	703

See Notes to Financial Statements.

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Materials — (continued)
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	79,652	$6,395
International Flavors & Fragrances, Inc.	16,031	660
International Paper Co.	81,411	2,180
MeadWestvaco Corp.	30,320	868
Monsanto Co.	102,255	8,359
Newmont Mining Corp.	90,206	4,268
Nucor Corp.	59,354	2,769
Owens-Illinois, Inc. (a)	30,400	999
Pactiv Corp. (a)	22,615	546
Plum Creek Timber Co., Inc.	29,311	1,107
PPG Industries, Inc.	30,971	1,813
Praxair, Inc.	56,711	4,554
Sealed Air Corp.	29,692	649
Sherwin-Williams Co.	17,696	1,091
Sigma-Aldrich Corp.	23,634	1,194
Titanium Metals Corp. (a)	16,600	208
United States Steel Corp.	25,878	1,426
Vulcan Materials Co.	22,561	1,188
Weyerhaeuser Co.	39,537	1,706
		68,582
Telecommunication Services — 3.1%
American Tower Corp. Class A (a)	74,600	3,223
AT&T, Inc.	1,095,950	30,720
CenturyTel, Inc.	55,873	2,023
Frontier Communications Corp.	60,384	472
JDS Uniphase Corp. (a)	42,723	352
MetroPCS Communications, Inc. (a)	51,700	395
Qwest Communications International, Inc.	273,890	1,153
Sprint Nextel Corp. (a)	527,165	1,929
Verizon Communications, Inc.	529,166	17,531
Windstream Corp.	77,313	850
		58,648
Utilities - 3.5%
AES Corp. (a)	125,095	1,665
Allegheny Energy, Inc.	33,059	776
Ameren Corp.	44,660	1,248
American Electric Power Co., Inc.	90,152	3,136
CenterPoint Energy, Inc.	74,711	1,084
CMS Energy Corp.	45,756	717
Consolidated Edison, Inc.	51,752	2,351
Constellation Energy Group, Inc.	37,314	1,312
Dominion Resources, Inc.	109,862	4,276
DTE Energy Co.	29,884	1,303
Duke Energy Corp.	246,020	4,234
Edison International	61,319	2,133
Entergy Corp.	34,698	2,840
Exelon Corp.	122,221	5,973
FirstEnergy Corp.	57,507	2,671
FPL Group, Inc.	78,021	4,121
Integrys Energy Group, Inc.	14,716	618
Nicor, Inc.	9,400	396
NiSource, Inc.	48,582	747
Northeast Utilities	32,000	825
Pepco Holdings, Inc.	41,700	703
PG&E Corp.	70,126	3,131
Pinnacle West Capital Corp.	20,160	737
PPL Corp.	70,875	2,290
Progress Energy, Inc.	52,481	2,152
Public Service Enterprise Group, Inc.	95,724	3,183
SCANA Corp.	21,300	803
Sempra Energy	46,286	2,591
Southern Co.	147,443	4,913
TECO Energy, Inc.	42,151	684
Wisconsin Energy Corp.	22,800	1,136
Xcel Energy, Inc.	85,351	1,811
		66,560
TOTAL COMMON STOCKS (Cost $1,337,721,650)		1,846,424

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES - 0.3%
United States Treasury Bill(b)(e)(f) 0.02% due 03/11/10	$4,815	$4,815

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,814,838)		4,815

	Shares
	(000)
MONEY MARKET FUNDS — 1.6%
AIM Short Term Investment Prime Portfolio	29,939	29,939
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $30,514,519)		30,515

TOTAL INVESTMENTS(g)† — 99.4% (Identified Cost $1,373,051,007)		1,881,754

Other Assets in Excess of Liabilities — 0.6%		11,632

NET ASSETS — 100.0%		$1,893,386

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
†	See Note 2 of the Notes to Financial Statements.

	Number of	Unrealized
	Contracts (000)	Appreciation
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2010	808	$547

Total unrealized appreciation on open futures contracts purchased		$547

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2009 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for		Value at	for the 12 months	Realized loss
Security	Number of shares	for the 12 months	the 12 months	Number of shares	12/31/09	ended 12/31/09	on shares sold
Description	held at 12/31/08	ended 12/31/09	ended 12/31/09	held at 12/31/09	(000)	(000)	(000)
State Street Corp.	81,725	24,400	15,200	90,925	$3,959	$4	$(410)

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2009

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,369,546)	$1,877,795
Investments in non-controlled affiliates at market value (identified cost $3,505) (Note 4)	3,959
Total investments at market value (identified cost $1,373,051)	1,881,754

Investment securities sold	9,626
Dividends and interest	2,540
Total assets	1,893,920

Liabilities
Daily variation margin on futures contracts	461
Management fees (Note 4)	73
Total liabilities	534
Net Assets	$1,893,386

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

Year Ended December 31, 2009

(Amounts in thousands)

Investment Income
Interest	$102
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $2)	38,848
Dividend income — non-controlled affiliated issuer	4
Total investment income	38,954

Expenses
Management fees (Note 4)	755
Total expenses	755
Net Investment Income	$38,199

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(99,438)
Investments — non-controlled affiliated issuer	(410)
Futures contracts	11,628
(88,220)
Net change in net unrealized appreciation (depreciation) on:
Investments	473,799
Futures contracts	(404)
473,395
Net realized and unrealized gain	385,175
Net Increase in Net Assets Resulting from Operations	$423,374

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For The Year Ended	For The Year Ended
	December 31, 2009	December 31, 2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,199	$45,563
Net realized loss on investments and futures contracts	(88,220)	(19,853)
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	473,395	(897,802)
Net increase (decrease) in net assets resulting from operations	423,374	(872,092)

Capital Transactions
Contributions	267,641	288,497
Withdrawals	(319,837)	(316,574)
Net decrease in net assets from capital transactions	(52,196)	(28,077)
Net Increase (Decrease) in Net Assets	371,178	(900,169)

Net Assets
Beginning of year	1,522,208	2,422,377
End of year	$1,893,386	$1,522,208

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$1,893,386	$1,522,208	$2,422,377	$2,766,696	$2,453,109
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.28%	2.30%	1.96%	1.94%	1.84%
Portfolio turnover rate*	19%	14%	12%	10%	8%
Total return(a)	26.50%	(37.02)%	5.49%	15.75%	4.87%

*                 The portfolio turnover rate excludes in-kind security transactions.

(a)          Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2009

1. Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2009, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation - The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2009

advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENTS:
Common Stocks	$1,846,424	$—	$—	$1,846,424
U.S. Government Securities	—	4,815	—	4,815
Money Market Funds	30,515	—	—	30,515
OTHER ASSETS:
Futures contracts	547	—	—	547
TOTAL ASSETS	$1,877,486	$4,815	$—	$1,882,301

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

Securities transactions, investment income and expenses - Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2009

Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2009, tax years 2006 through 2009 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2009, the book cost of investments was $1,373,051,007 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $643,620,459 and $134,917,676, respectively, resulting in net appreciation of $508,702,783 for all securities as computed on a federal income tax basis.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2009:

Asset Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$547	$—	$—	$547

(1)   Portfolio of Investments: Unrealized Appreciation of futures contracts.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2009

Transactions in derivative instruments for the year ended December 31, 2009, were as follows:

Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$11,628	$—	$—	$11,628

Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(404)	$—	$—	$(404)

(1)          Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)          Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.

3. Securities Transactions

For the year ended December 31, 2009, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $319,306,818 and $310,310,639, respectively.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2009 is listed in the Portfolio of Investments.

5. Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2009

6. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. Subsequent Events

In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 23, 2010

State Street Equity 500 Index Portfolio

General Information

December 31, 2009 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 19, 2009 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.74 trillion in assets under management as of September 30, 2009, including over $163 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate and had been of good quality.

The Trustees noted that, in view of the investment objective of the Portfolio and the available data, the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service provider with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2009, with additional data relating to prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio’s advisory fee and total expense ratio were generally lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•                  business addresses and ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address, and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non- profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Trustee, Old Mutual South Africa Master Trust; and Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22

Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America 1993-2009; Director, IEmily.com, Inc. 2000-present; and Trustee, National Osteoporosis Foundation 2005-2008

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, 2002-2007

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Interested Trustees(1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1965	Trustee President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President and Chief Executive Officer from January 2006 to Present; Principal Executive Officer since 2005; 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment adviser); March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 - present).	—	—

Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1967	Vice President	Term: Indefinite Elected: 09/09	Principal, SSgA Funds Management, Inc. (investment adviser); July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.	—	—

Laura F. Healy State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 1964	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (prior to July 2, 2008, Investors Financial Corporation) since 2002.	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 11/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated with since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 11/08	Director of Fund Administration of State Street Bank and Trust Company (2007 - present) with which he has been affiliated with since 1999.

*	The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.
(1)	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

31

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office	Principal	Complex
and Date of Birth	Held with	and Length of	Occupation During	Overseen by	Other Directorships
(“DOB”)	Trust	Time Served	Past Five Years	Trustee*	Held by Trustee

Officers: (continued)

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 1967	Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004-present), Vice President State Street Global Advisors (2004-present).	—	—

David James State Street Bank and Trust Company 4 Copley Place 5th Floor Boston, MA 02116 DOB: 1970	Secretary	Term: Indefinite Elected: 11/09	Vice President and Managing Counsel, State Street Bank and Trust Company, 2009 to present; Vice President and Counsel, PNC Global Investment Servicing (US), Inc. 2006 to 2009; Assistant Vice President and Counsel, State Street Bank and Trust Company, October 2000 to December 2004 and was retired in 2005.	—	—

Brian C. Poole State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 DOB: 1971	Assistant Secretary	Term: Indefinite Elected 9/08	Vice President and Counsel (2008 - present) and Associate Counsel (2004 - 2007), State Street Bank and Trust Company (formerly Investors Bank and Trust Company.	—	—

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

32

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

ISAR-02/10 (53091)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Tuckerman Active REIT Fund

IAM SHARES Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Semiannual Report

February 28, 2010

SSgA Funds
Equity Funds

Semiannual Report

February 28, 2010 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Disciplined Equity Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,086.20	$1,021.03
Expenses Paid During Period *	$3.93	$3.81

* Expenses are equal to the Fund's expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disciplined Equity Fund
3

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SSgA
Disciplined Equity Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 10.7%
Best Buy Co., Inc.	14,090	514
Big Lots, Inc. (Æ)	5,200	174
Black & Decker Corp.	431	31
Brink's Home Security Holdings, Inc. (Æ)	260	11
Comcast Corp. Class A	51,549	848
Dick's Sporting Goods, Inc. (Æ)	9,700	236
DIRECTV, Inc. (Æ)	5,689	193
Dollar Tree, Inc. (Æ)	200	11
Expedia, Inc.	4,720	105
Ford Motor Co. (Æ)	57,051	670
Gannett Co., Inc. (Ñ)	11,370	172
Gap, Inc. (The)	24,751	532
Hillenbrand, Inc.	2,300	46
Home Depot, Inc.	8,397	262
Interpublic Group of Cos., Inc. (Æ)	14,301	107
Jarden Corp.	282	9
Johnson Controls, Inc.	20,130	626
Kohl's Corp. (Æ)	200	11
Lowe's Cos., Inc.	15,957	378
Macy's, Inc.	27,158	520
McDonald's Corp.	11,361	726
McGraw-Hill Cos., Inc. (The)	1,530	52
Newell Rubbermaid, Inc.	600	8
News Corp. Class A	51,520	689
Penske Auto Group, Inc. (Æ)	10,600	154
Service Corp. International	9,035	73
Sherwin-Williams Co. (The) (Ñ)	200	13
Target Corp.	11,555	595
Time Warner, Inc.	23,665	687
TJX Cos., Inc.	11,950	498
TRW Automotive Holdings Corp. (Æ)	1,213	33
Viacom, Inc. Class B (Æ)	10,939	324
Walt Disney Co. (The)	4,553	142
Yum! Brands, Inc.	10,190	344
		9,794
Consumer Staples - 10.9%
Alberto-Culver Co. Class B	332	9
Altria Group, Inc.	500	10
Archer-Daniels-Midland Co.	18,830	553
Brown-Forman Corp. Class B	898	47
Campbell Soup Co.	4,620	154
Church & Dwight Co., Inc.	1,500	101
Coca-Cola Co. (The)	14,590	769
Coca-Cola Enterprises, Inc.	22,854	584
Colgate-Palmolive Co.	116	10
ConAgra Foods, Inc.	18,871	461
CVS Caremark Corp.	527	18
Del Monte Foods Co.	830	10
Dr Pepper Snapple Group, Inc.	1,706	54

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc.	8,967	646
Kimberly-Clark Corp.	10,099	613
Kraft Foods, Inc. Class A	3,786	108
Lorillard, Inc.	6,710	490
Pepsi Bottling Group, Inc.	3,370	129
PepsiCo, Inc.	12,664	791
Philip Morris International, Inc.	20,842	1,021
Procter & Gamble Co. (The)	20,155	1,275
Reynolds American, Inc.	2,583	136
Sara Lee Corp.	38,814	526
SYSCO Corp.	300	9
Tyson Foods, Inc. Class A	600	10
Wal-Mart Stores, Inc.	26,723	1,445
		9,979
Energy - 10.2%
Anadarko Petroleum Corp.	2,737	192
Cameron International Corp. (Æ)	987	41
Chevron Corp.	19,678	1,423
CNX Gas Corp. (Æ)	300	8
ConocoPhillips	5,476	263
Consol Energy, Inc.	200	10
Denbury Resources, Inc. (Æ)(Ñ)	29,610	417
El Paso Corp.	45,729	479
Encore Acquisition Co. (Æ)	959	48
EXCO Resources, Inc.	7,400	140
Exxon Mobil Corp.	37,272	2,423
Helmerich & Payne, Inc. (Ñ)	200	8
National Oilwell Varco, Inc.	12,999	565
Noble Energy, Inc.	128	9
Occidental Petroleum Corp.	2,323	185
Oil States International, Inc. (Æ)	8,742	376
Patterson-UTI Energy, Inc. (Ñ)	4,662	72
Peabody Energy Corp.	11,590	533
SandRidge Energy, Inc. (Æ)	929	7
Schlumberger, Ltd.	9,785	598
Spectra Energy Corp.	17,906	390
Williams Cos., Inc. (The)	24,300	523
XTO Energy, Inc.	13,916	636
		9,346
Financials - 14.6%
Affiliated Managers Group, Inc. (Æ)(Ñ)	200	14
Aflac, Inc.	611	30
American Express Co.	6,273	240
Ameriprise Financial, Inc.	6,812	273
Annaly Capital Management, Inc. (ö)	9,708	178
AON Corp.	600	25
Arch Capital Group, Ltd. (Æ)	2,470	183
Aspen Insurance Holdings, Ltd.	308	9
Axis Capital Holdings, Ltd.	5,900	186
Bank of America Corp.	93,588	1,559

Disciplined Equity Fund
5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of New York Mellon Corp. (The)	17,407	496
Berkshire Hathaway, Inc. Class B (Æ)(Ñ)	13,920	1,115
Boston Properties, Inc. (ö)	100	7
Chimera Investment Corp. (ö)	42,937	172
Citigroup, Inc. (Æ)	167,245	569
Commerce Bancshares, Inc.	2,749	111
Digital Realty Trust, Inc. (ö)(Ñ)	229	12
Endurance Specialty Holdings, Ltd. (Ñ)	4,405	169
First Citizens BancShares, Inc. Class A	58	11
Franklin Resources, Inc.	3,147	320
Goldman Sachs Group, Inc. (The)	5,720	894
HCP, Inc. (ö)	316	9
Hospitality Properties Trust (ö)	2,700	59
HRPT Properties Trust (ö)	1,361	10
Hudson City Bancorp, Inc.	17,600	238
Invesco, Ltd.	11,690	229
JPMorgan Chase & Co.	40,410	1,696
Lincoln National Corp.	1,049	26
MetLife, Inc.	12,478	454
Morgan Stanley	7,447	210
PartnerRe, Ltd. - ADR	1,580	126
PNC Financial Services Group, Inc.	1,366	73
Prudential Financial, Inc.	3,283	172
Reinsurance Group of America, Inc. Class A	500	24
SEI Investments Co.	8,942	158
Senior Housing Properties Trust (ö)	433	9
Simon Property Group, Inc. (ö)	5,016	393
SLM Corp. (Æ)	12,341	138
Travelers Cos., Inc. (The)	8,474	446
Unum Group	11,171	232
US Bancorp	24,796	610
Validus Holdings, Ltd.	6,006	168
Washington Federal, Inc.	483	9
Wells Fargo & Co.	48,311	1,321
		13,383
Health Care - 12.3%
Abbott Laboratories	17,771	965
AmerisourceBergen Corp. Class A	17,074	479
Amgen, Inc. (Æ)	8,586	486
Biogen Idec, Inc. (Æ)	150	8
Bristol-Myers Squibb Co.	379	9
Cardinal Health, Inc.	15,457	525
CareFusion Corp. (Æ)	9,519	240
Cigna Corp.	14,390	493
Eli Lilly & Co.	20,473	703
Gilead Sciences, Inc. (Æ)	16,715	796
Hill-Rom Holdings, Inc.	1,625	43
Hospira, Inc. (Æ)	7,742	405
Humana, Inc. (Æ)	152	7
Johnson & Johnson	27,741	1,748

	Principal Amount ($) or Shares	Market Value $
Kinetic Concepts, Inc. (Æ)(Ñ)	5,238	219
Life Technologies Corp. (Æ)	2,250	114
McKesson Corp.	7,051	417
Medco Health Solutions, Inc. (Æ)	6,162	390
Medtronic, Inc.	866	37
Merck & Co., Inc.	16,857	622
Pfizer, Inc.	74,432	1,306
Tenet Healthcare Corp. (Æ)	4,500	24
Thermo Fisher Scientific, Inc. (Æ)	12,010	586
Varian Medical Systems, Inc. (Æ)	200	10
WellPoint, Inc. (Æ)	10,781	667
		11,299
Industrials - 9.6%
3M Co.	7,637	612
Brink's Co. (The)	519	13
Corrections Corp. of America (Æ)	1,012	22
CSX Corp.	12,348	586
FedEx Corp.	122	10
Gardner Denver, Inc.	239	10
General Dynamics Corp.	136	10
General Electric Co.	109,423	1,757
Goodrich Corp.	100	7
Harsco Corp.	6,064	182
Hertz Global Holdings, Inc. (Æ)(Ñ)	6,408	60
Honeywell International, Inc.	225	9
Hubbell, Inc. Class B	1,600	75
Illinois Tool Works, Inc.	170	8
ITT Corp.	9,751	500
KBR, Inc.	8,669	180
L-3 Communications Holdings, Inc.	5,555	508
Lockheed Martin Corp.	4,444	346
McDermott International, Inc. (Æ)	2,233	51
Norfolk Southern Corp.	2,087	107
Northrop Grumman Corp.	1,265	77
Raytheon Co.	154	9
RR Donnelley & Sons Co.	17,019	338
Timken Co.	16,481	432
Union Pacific Corp.	8,856	597
United Parcel Service, Inc. Class B	15,890	933
United Technologies Corp.	10,564	725
Waste Management, Inc. (Ñ)	14,467	478
WW Grainger, Inc. (Ñ)	1,137	116
		8,758
Information Technology - 20.3%
Apple, Inc. (Æ)	6,352	1,300
Arrow Electronics, Inc. (Æ)	14,498	409
Avnet, Inc. (Æ)	14,477	400
Broadridge Financial Solutions, Inc.	1,633	34
CA, Inc.	10,165	229
Cisco Systems, Inc. (Æ)	35,903	874

Disciplined Equity Fund
6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Convergys Corp. (Æ)	15,596	192
Corning, Inc.	35,113	619
Dell, Inc. (Æ)	44,499	589
eBay, Inc. (Æ)	11,298	260
EMC Corp. (Æ)	1,167	20
Global Payments, Inc.	1,067	46
Google, Inc. Class A (Æ)	1,666	878
Harris Corp.	2,148	97
Hewlett-Packard Co.	29,912	1,519
IAC/InterActiveCorp (Æ)	11,136	249
Ingram Micro, Inc. Class A (Æ)	22,706	402
Intel Corp.	62,517	1,283
International Business Machines Corp.	11,065	1,407
Jabil Circuit, Inc.	25,652	389
Lender Processing Services, Inc.	7,846	300
Microsoft Corp.	85,013	2,436
Molex, Inc. (Ñ)	3,538	72
Oracle Corp.	52,560	1,296
QUALCOMM, Inc.	4,852	178
SAIC, Inc. (Æ)	18,917	373
Symantec Corp. (Æ)	17,087	283
Texas Instruments, Inc.	21,923	534
Visa, Inc.	8,754	747
Vishay Intertechnology, Inc. (Æ)	42,164	432
Western Digital Corp. (Æ)	11,867	458
Xerox Corp.	3,300	31
Yahoo!, Inc. (Æ)	13,625	209
		18,545
Materials - 3.2%
Albemarle Corp.	4,630	174
Ashland, Inc.	1,433	67
Ball Corp. (Ñ)	2,617	141
Celanese Corp. Class A	13,126	409
CF Industries Holdings, Inc.	1,007	107
Crown Holdings, Inc. (Æ)	300	8
Eastman Chemical Co. (Ñ)	7,699	458
EI du Pont de Nemours & Co.	18,987	640
International Paper Co.	416	10
Lubrizol Corp.	5,269	416
MeadWestvaco Corp.	5,474	126
Reliance Steel & Aluminum Co.	1,574	70
RPM International, Inc.	13,126	253
Walter Energy, Inc. Class A	392	31
		2,910
Telecommunication Services - 3.2%
AT&T, Inc.	69,149	1,716
CenturyTel, Inc.	216	7
Qwest Communications International, Inc.	18,179	83
Sprint Nextel Corp. (Æ)	10,837	36

	Principal Amount ($) or Shares	Market Value $
Telephone & Data Systems, Inc.	800	25
Verizon Communications, Inc.	35,812	1,036
		2,903
Utilities - 4.7%
AES Corp. (The) (Æ)	17,556	205
Alliant Energy Corp.	300	9
American Electric Power Co., Inc.	8,943	301
CMS Energy Corp. (Ñ)	17,343	265
DPL, Inc.	6,695	178
Duke Energy Corp.	30,595	500
Edison International	300	10
Energen Corp.	5,251	239
EQT Corp.	6,100	267
MDU Resources Group, Inc.	18,180	372
NiSource, Inc.	1,108	17
NV Energy, Inc.	33,620	373
Oneok, Inc.	188	8
PG&E Corp.	12,996	545
PPL Corp.	12,650	360
Public Service Enterprise Group, Inc.	8,857	263
Questar Corp.	7,586	319
Sempra Energy	2,465	121
		4,352
Total Common Stocks (cost $75,847)		91,269
Short-Term Investments - 0.1%
SSgA Prime Money Market Fund	113	—	±
United States Treasury Bills (ç)(ÿ)(§) 0.120% due 05/13/10	25	25
0.070% due 05/27/10	25	25
Total Short-Term Investments (cost $50)		50
Other Securities - 4.0%
State Street Navigator Securities Prime Lending Portfolio (Ω)	3,691,866	3,692
Total Other Securities (cost $3,692)		3,692
Total Investments - 103.8% (identified cost $79,589)		95,011
Other Assets and Liabilities, Net - (3.8%)		(3,460)
Net Assets - 100.0%		91,551

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Mini Index (CME)	7	USD	386	03/10	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					3

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$9,794	$—	$—	$9,794	10.7
Consumer Staples	9,979	—	—	9,979	10.9
Energy	9,346	—	—	9,346	10.2
Financials	13,383	—	—	13,383	14.6
Health Care	11,299	—	—	11,299	12.3
Industrials	8,758	—	—	8,758	9.6
Information Technology	18,545	—	—	18,545	20.3
Materials	2,910	—	—	2,910	3.2
Telecommunication Services	2,903	—	—	2,903	3.2
Utilities	4,352	—	—	4,352	4.7
Short-Term Investments	—	50	—	50	0.1
Other Securities	3,692	—	—	3,692	4.0
Total Investments	94,961	50	—	95,011	103.8
Other Assets and Liabilities, Net					(3.8)
					100.0
Futures Contracts	3	—	—	3	— *
Total Other Financial Instruments**	3	—	—	3

* Less than .05% of net assets.

** Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
8

SSgA

Small Cap Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,069.90	$1,015.87
Expenses Paid During Period *	$9.24	$9.00

* Expenses are equal to the Fund's expense ratio of 1.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,071.60	$1,016.86
Expenses Paid During Period *	$8.22	$8.00

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
9

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SSgA
Small Cap Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 16.1%
Belo Corp. Class A	2,900	20
Big 5 Sporting Goods Corp. (Ñ)	3,530	54
Blyth, Inc.	300	9
Carrols Restaurant Group, Inc. (Æ)	1,500	10
Charming Shoppes, Inc. (Æ)(Ñ)	7,200	43
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	2,259	53
Collective Brands, Inc. (Æ)(Ñ)	2,800	63
Cooper Tire & Rubber Co. (Ñ)	2,926	51
Core-Mark Holding Co., Inc. (Æ)(Ñ)	1,670	53
Cracker Barrel Old Country Store, Inc. (Ñ)	1,500	66
Destination Maternity Corp. (Æ)	122	3
Dillard's, Inc. Class A (Ñ)	3,600	61
Dress Barn, Inc. (Æ)(Ñ)	1,200	30
DSW, Inc. Class A (Æ)	2,000	54
Finish Line, Inc. (The) Class A (Ñ)	5,403	65
Fossil, Inc. (Æ)(Ñ)	1,959	71
Furniture Brands International, Inc. (Æ)(Ñ)	1,500	8
Helen of Troy, Ltd. (Æ)(Ñ)	2,300	56
HSN, Inc. (Æ)(Ñ)	3,010	65
inVentiv Health, Inc. (Æ)	3,200	47
Jo-Ann Stores, Inc. (Æ)	1,699	64
La-Z-Boy, Inc. (Æ)(Ñ)	5,293	67
ModusLink Global Solutions, Inc. (Æ)	1,900	19
Monotype Imaging Holdings, Inc. (Æ)	1,600	15
National CineMedia, Inc.	800	13
NutriSystem, Inc. (Ñ)	2,100	41
OfficeMax, Inc. (Æ)	1,700	27
Orbitz Worldwide, Inc. (Æ)	1,100	7
Oxford Industries, Inc. (Ñ)	2,730	53
Perry Ellis International, Inc. (Æ)(Ñ)	500	10
PF Chang's China Bistro, Inc. (Æ)	1,400	59
RC2 Corp. (Æ)	447	6
Rent-A-Center, Inc. Class A (Æ)	1,800	40
Retail Ventures, Inc. (Æ)(Ñ)	3,600	32
Scholastic Corp. (Ñ)	1,960	58
Shoe Carnival, Inc. (Æ)	147	3
Sinclair Broadcast Group, Inc. Class A (Æ)(Ñ)	1,800	9
Sport Supply Group, Inc.	181	2
Stage Stores, Inc.	4,200	56
Stein Mart, Inc. (Æ)(Ñ)	4,820	39
Steven Madden, Ltd. (Æ)	1,500	63
Tempur-Pedic International, Inc. (Æ)(Ñ)	2,842	81
Tenneco, Inc. (Æ)(Ñ)	1,300	26
Timberland Co. Class A (Æ)	3,000	55
Tuesday Morning Corp. (Æ)	900	5
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)(Ñ)	2,200	40

	Principal Amount ($) or Shares	Market Value $
Unifirst Corp.	1,180	62
Valassis Communications, Inc. (Æ)	900	23
		1,857
Consumer Staples - 2.6%
American Italian Pasta Co. Class A (Æ)(Ñ)	1,400	54
Boston Beer Co., Inc. Class A (Æ)	300	14
Diamond Foods, Inc. (Ñ)	1,400	49
Elizabeth Arden, Inc. (Æ)	564	10
Kirkland's, Inc. (Æ)	1,400	23
Nu Skin Enterprises, Inc. Class A (Ñ)	2,640	71
Nutraceutical International Corp. (Æ)	200	3
Prestige Brands Holdings, Inc. (Æ)	900	7
Sanderson Farms, Inc.	900	44
Schiff Nutrition International, Inc. (Ñ)	1,060	8
Seaboard Corp.	13	17
		300
Energy - 3.6%
Basic Energy Services, Inc. (Æ)	1,100	10
CARBO Ceramics, Inc. (Ñ)	700	43
Complete Production Services, Inc. (Æ)(Ñ)	4,779	67
Gulfport Energy Corp. (Æ)	5,100	46
ION Geophysical Corp. (Æ)(Ñ)	4,900	22
Key Energy Services, Inc. (Æ)(Ñ)	5,800	59
Newpark Resources, Inc. (Æ)	1,600	8
Pioneer Drilling Co. (Æ)(Ñ)	2,600	19
RPC, Inc. (Ñ)	1,100	14
Ship Finance International, Ltd. (Ñ)	2,800	45
T-3 Energy Services, Inc. (Æ)	1,800	43
Willbros Group, Inc. (Æ)(Ñ)	2,800	42
		418
Financials - 20.4%
1st Source Corp. (Ñ)	560	8
Agree Realty Corp. (ö)(Ñ)	1,200	26
Alexander's, Inc. (Æ)(ö)(Ñ)	93	27
Alliance Financial Corp. (Ñ)	300	8
Allied World Assurance Co. Holdings, Ltd. (Ñ)	998	46
Apollo Investment Corp. (Ñ)	5,200	61
Ares Capital Corp. (Ñ)	4,900	64
Ashford Hospitality Trust, Inc. (Æ)(ö)(Ñ)	2,500	14
Associated Estates Realty Corp. (ö)	392	5
Bank of the Ozarks, Inc. (Ñ)	1,800	55
BioMed Realty Trust, Inc. (ö)(Ñ)	3,700	57
Boston Private Financial Holdings, Inc. (Ñ)	4,100	28
Calamos Asset Management, Inc. Class A	900	12
CapLease, Inc. (ö)(Ñ)	1,442	6
Cardinal Financial Corp. (Ñ)	5,580	54

Small Cap Fund
11

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cash America International, Inc. (Ñ)	1,800	69
Cedar Shopping Centers, Inc. (ö)(Ñ)	2,400	16
Community Bank System, Inc. (Ñ)	3,139	70
Compass Diversified Holdings	600	8
Credit Acceptance Corp. (Æ)(Ñ)	1,200	48
CVB Financial Corp. (Ñ)	6,857	64
Dime Community Bancshares (Ñ)	2,900	35
DuPont Fabros Technology, Inc. (ö)(Ñ)	3,326	65
Eagle Bancorp, Inc. (Æ)	900	11
East West Bancorp, Inc. (Ñ)	4,000	70
Encore Capital Group, Inc. (Æ)(Ñ)	400	7
Extra Space Storage, Inc. (ö)	3,100	35
Ezcorp, Inc. Class A (Æ)	3,400	67
FBL Financial Group, Inc. Class A (Ñ)	2,239	45
First Bancorp (Ñ)	2,550	36
First Financial Bancorp (Ñ)	3,200	59
FNB Corp. (Ñ)	2,600	20
Getty Realty Corp. (ö)(Ñ)	2,706	60
Hercules Technology Growth Capital, Inc.	2,200	22
Home Bancorp, Inc. (Æ)(Ñ)	1,204	15
International Bancshares Corp. (Ñ)	3,300	70
LTC Properties, Inc. (ö)	1,100	29
Max Capital Group, Ltd. (Ñ)	2,400	58
MCG Capital Corp. (Æ)	1,200	6
Medical Properties Trust, Inc. (ö)(Ñ)	5,500	57
Merchants Bancshares, Inc.	400	9
National Bankshares, Inc. (Ñ)	400	11
National Financial Partners Corp. (Æ)(Ñ)	5,664	65
National Health Investors, Inc. (ö)(Ñ)	1,557	54
Nelnet, Inc. Class A (Ñ)	3,760	59
NewAlliance Bancshares, Inc. (Ñ)	5,200	62
Northrim BanCorp, Inc.	200	3
Omega Healthcare Investors, Inc. (ö)	2,800	53
Parkway Properties, Inc. (ö)(Ñ)	600	10
Potlatch Corp. (ö)(Ñ)	1,200	40
Primus Guaranty, Ltd. (Æ)(Ñ)	662	3
Prosperity Bancshares, Inc.	1,992	83
Rewards Network, Inc.	500	7
S&T Bancorp, Inc. (Ñ)	2,900	51
SCBT Financial Corp.	100	4
Sovran Self Storage, Inc. (ö)	900	29
Trustmark Corp. (Ñ)	2,700	62
United Bankshares, Inc. (Ñ)	1,300	32
United Financial Bancorp, Inc.	2,407	31
Universal Insurance Holdings, Inc. (Ñ)	6,048	37
Wintrust Financial Corp. (Ñ)	1,760	60
World Acceptance Corp. (Æ)(Ñ)	1,600	67
		2,345
Health Care - 15.7%
Align Technology, Inc. (Æ)(Ñ)	2,100	38
Allied Healthcare International, Inc. (Æ)(Ñ)	2,000	6

	Principal Amount ($) or Shares	Market Value $
Amedisys, Inc. (Æ)(Ñ)	1,270	73
American Dental Partners, Inc. (Æ)(Ñ)	1,322	17
American Medical Systems Holdings, Inc. (Æ)(Ñ)	3,780	69
AMN Healthcare Services, Inc. (Æ)(Ñ)	4,900	45
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	6,600	17
Atrion Corp.	228	35
Bruker Corp. (Æ)	4,990	62
Cambrex Corp. (Æ)(Ñ)	2,000	8
Cantel Medical Corp. (Ñ)	2,400	47
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	361	2
Conmed Corp. (Æ)	600	13
Continucare Corp. (Æ)(Ñ)	2,000	8
Corvel Corp. (Æ)	719	23
Cross Country Healthcare, Inc. (Æ)(Ñ)	457	4
Cyberonics, Inc. (Æ)	800	14
Cytori Therapeutics, Inc. (Æ)(Ñ)	2,900	20
Dyax Corp. (Æ)(Ñ)	4,200	15
Eclipsys Corp. (Æ)(Ñ)	1,400	26
Emergency Medical Services Corp. Class A (Æ)	1,439	75
Enzon Pharmaceuticals, Inc. (Æ)(Ñ)	1,600	15
ev3, Inc. (Æ)	2,200	32
Exactech, Inc. (Æ)	100	2
Exelixis, Inc. (Æ)(Ñ)	2,982	19
Gentiva Health Services, Inc. (Æ)	2,253	62
Hanger Orthopedic Group, Inc. (Æ)	1,200	22
Healthsouth Corp. (Æ)(Ñ)	3,847	67
Healthspring, Inc. (Æ)	3,700	68
Healthways, Inc. (Æ)(Ñ)	1,100	17
Hi-Tech Pharmacal Co., Inc. (Æ)	1,000	22
Human Genome Sciences, Inc. (Æ)(Ñ)	2,607	73
Impax Laboratories, Inc. (Æ)(Ñ)	4,000	62
Incyte Corp., Ltd. (Æ)(Ñ)	2,300	25
Inspire Pharmaceuticals, Inc. (Æ)(Ñ)	4,401	27
Integra LifeSciences Holdings Corp. (Æ)	1,100	44
Invacare Corp.	2,431	66
Kendle International, Inc. (Æ)(Ñ)	2,800	48
Kindred Healthcare, Inc. (Æ)	1,200	21
LHC Group, Inc. (Æ)(Ñ)	1,700	51
Medical Action Industries, Inc. (Æ)(Ñ)	1,100	14
Medivation, Inc. (Æ)	700	25
Micrus Endovascular Corp. (Æ)	300	6
MWI Veterinary Supply, Inc. (Æ)	100	4
Obagi Medical Products, Inc. (Æ)(Ñ)	277	3
Odyssey HealthCare, Inc. (Æ)	3,300	58
Par Pharmaceutical Cos., Inc. (Æ)	2,600	65
Parexel International Corp. (Æ)	1,900	38
PSS World Medical, Inc. (Æ)(Ñ)	2,940	62
Santarus, Inc. (Æ)(Ñ)	800	3
Sequenom, Inc. (Æ)(Ñ)	3,500	23

Small Cap Fund
12

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sirona Dental Systems, Inc. (Æ)(Ñ)	1,700	61
SuperGen, Inc. (Æ)(Ñ)	4,100	11
US Physical Therapy, Inc. (Æ)	600	10
Viropharma, Inc. (Æ)(Ñ)	2,200	27
Young Innovations, Inc. (Ñ)	700	19
Zoll Medical Corp. (Æ)	600	16
Zymogenetics, Inc. (Æ)(Ñ)	1,100	6
		1,811
Industrials - 12.9%
AAR Corp. (Æ)(Ñ)	1,800	41
ACCO Brands Corp. (Æ)(Ñ)	5,200	37
Actuant Corp. Class A (Ñ)	3,400	62
Aircastle, Ltd. (Ñ)	5,600	55
Alamo Group, Inc.	100	2
Albany International Corp. Class A (Ñ)	900	17
Allegiant Travel Co. Class A (Æ)(Ñ)	1,100	57
Altra Holdings, Inc. (Æ)(Ñ)	700	8
Amerco, Inc. (Æ)(Ñ)	100	5
AO Smith Corp. (Ñ)	1,370	62
ATC Technology Corp. (Æ)(Ñ)	500	11
Atlas Air Worldwide Holdings, Inc. (Æ)	1,100	50
Cascade Corp.	200	6
Cenveo, Inc. (Æ)	2,000	15
Consolidated Graphics, Inc. (Æ)(Ñ)	500	22
Deluxe Corp. (Ñ)	3,100	56
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	1,300	9
Dollar Thrifty Automotive Group, Inc. (Æ)	2,100	63
EMCOR Group, Inc. (Æ)(Ñ)	2,600	60
EnerSys (Æ)(Ñ)	3,140	72
Ennis, Inc. (Ñ)	400	6
Gibraltar Industries, Inc. (Æ)	3,000	35
HNI Corp. (Ñ)	2,250	53
Houston Wire & Cable Co.	400	5
Interface, Inc. Class A (Ñ)	1,100	9
Kadant, Inc. (Æ)	613	8
Kaman Corp. Class A	400	10
Kforce, Inc. (Æ)(Ñ)	2,600	35
Ladish Co., Inc. (Æ)	300	5
Layne Christensen Co. (Æ)	1,961	54
Lincoln Educational Services Corp. (Æ)(Ñ)	2,759	62
M&F Worldwide Corp. (Æ)(Ñ)	400	13
Mine Safety Appliances Co.	1,400	36
NACCO Industries, Inc. Class A (Ñ)	600	28
NCI Building Systems, Inc. (Æ)	5,700	11
On Assignment, Inc. (Æ)	632	4
Power-One, Inc. (Æ)(Ñ)	4,900	19
Providence Service Corp. (The) (Æ)(Ñ)	400	5
Schawk, Inc. Class A	700	9
SFN Group, Inc. (Æ)	7,779	61

	Principal Amount ($) or Shares	Market Value $
Shutterfly, Inc. (Æ)	700	13
Standex International Corp.	717	18
Tecumseh Products Co. Class A (Æ)	276	3
Tennant Co. (Ñ)	860	21
Trimas Corp. (Æ)	900	5
Triumph Group, Inc.	1,100	58
UAL Corp. (Æ)	2,700	46
United Stationers, Inc. (Æ)	1,180	67
VSE Corp.	600	26
Watts Water Technologies, Inc. Class A (Ñ)	1,900	55
		1,490
Information Technology - 17.6%
Acxiom Corp. (Æ)(Ñ)	4,200	71
American Reprographics Co. (Æ)	1,000	7
Ariba, Inc. (Æ)	3,100	37
Arris Group, Inc. (Æ)(Ñ)	6,349	65
Aviat Networks, Inc. (Æ)(Ñ)	2,400	15
Blackbaud, Inc. (Ñ)	2,549	59
Blackboard, Inc. (Æ)(Ñ)	1,463	57
Blue Coat Systems, Inc. (Æ)(Ñ)	1,900	55
Bottomline Technologies, Inc. (Æ)(Ñ)	2,200	35
Brightpoint, Inc. (Æ)	2,600	18
CACI International, Inc. Class A (Æ)	800	40
Checkpoint Systems, Inc. (Æ)	3,240	67
Cirrus Logic, Inc. (Æ)(Ñ)	5,050	36
Coherent, Inc. (Æ)	1,100	35
CSG Systems International, Inc. (Æ)	2,600	52
CTS Corp.	2,600	21
Deltek, Inc. (Æ)(Ñ)	259	2
Epicor Software Corp. (Æ)(Ñ)	5,100	44
iGate Corp.	1,600	15
Insight Enterprises, Inc. (Æ)(Ñ)	4,600	59
Internap Network Services Corp. (Æ)	3,500	18
Isilon Systems, Inc. (Æ)	700	5
JDA Software Group, Inc. (Æ)	2,550	72
Lionbridge Technologies, Inc. (Æ)(Ñ)	6,100	19
Manhattan Associates, Inc. (Æ)	2,500	63
Measurement Specialties, Inc. (Æ)	400	6
Methode Electronics, Inc.	1,600	20
MicroStrategy, Inc. Class A (Æ)	708	63
Ness Technologies, Inc. (Æ)	800	5
Netgear, Inc. (Æ)(Ñ)	2,744	70
Netscout Systems, Inc. (Æ)(Ñ)	2,800	41
Newport Corp. (Æ)	597	6
Novatel Wireless, Inc. (Æ)(Ñ)	5,819	39
Opnet Technologies, Inc.	400	6
OSI Systems, Inc. (Æ)	1,400	43
Perficient, Inc. (Æ)(Ñ)	2,822	31
Plantronics, Inc. (Ñ)	2,550	72
Progress Software Corp. (Æ)(Ñ)	2,100	59

Small Cap Fund
13

SSgA
Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
QAD, Inc.	1,520	8
Quantum Corp. (Æ)(Ñ)	20,400	51
Quest Software, Inc. (Æ)(Ñ)	3,500	59
Radiant Systems, Inc. (Æ)	3,300	37
Renaissance Learning, Inc.	200	3
RF Micro Devices, Inc. (Æ)(Ñ)	8,900	37
Silicon Graphics International Corp. (Æ)	900	10
SonicWALL, Inc. (Æ)	3,000	24
Stratasys, Inc. (Æ)	400	11
Super Micro Computer, Inc. (Æ)(Ñ)	1,300	19
Synaptics, Inc. (Æ)(Ñ)	1,700	45
TeleTech Holdings, Inc. (Æ)	3,140	55
Tessera Technologies, Inc. (Æ)(Ñ)	1,870	34
TIBCO Software, Inc. (Æ)(Ñ)	8,190	75
Unica Corp. (Æ)	300	3
Unisys Corp. (Æ)(Ñ)	1,700	59
VeriFone Holdings, Inc. (Æ)(Ñ)	3,700	71
		2,029
Materials - 7.4%
A Schulman, Inc. (Ñ)	2,650	62
AEP Industries, Inc. (Æ)(Ñ)	1,470	51
Boise, Inc. (Æ)(Ñ)	7,800	37
Buckeye Technologies, Inc. (Æ)	1,200	13
Clearwater Paper Corp. (Æ)	451	22
Domtar Corp. (Æ)(Ñ)	700	37
Graphic Packaging Holding Co. (Æ)(Ñ)	4,600	16
Haynes International, Inc.	300	9
Innophos Holdings, Inc.	1,500	35
Kaiser Aluminum Corp. (Ñ)	1,251	42
KapStone Paper and Packaging Corp. (Æ)	3,000	28
Koppers Holdings, Inc.	600	17
Minerals Technologies, Inc.	500	24
Neenah Paper, Inc.	500	7
NewMarket Corp. (Ñ)	497	44
Olympic Steel, Inc. (Ñ)	800	22
Omnova Solutions, Inc. (Æ)(Ñ)	7,000	43
PolyOne Corp. (Æ)(Ñ)	7,500	60
Rockwood Holdings, Inc. (Æ)	1,500	36
Solutia, Inc. (Æ)	4,700	66
Stepan Co.	800	38
Stillwater Mining Co. (Æ)	2,500	28
Worthington Industries, Inc.	1,900	30
WR Grace & Co. (Æ)(Ñ)	2,600	75
Zep, Inc.	403	9
		851

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (Æ)(Ñ)	8,100	24
HickoryTech Corp. (Ñ)	1,019	9
Knology, Inc. (Æ)	600	7
RCN Corp. (Æ)	3,600	39
		79
Utilities - 2.4%
Black Hills Corp. (Ñ)	2,200	61
El Paso Electric Co. (Æ)(Ñ)	2,800	57
Idacorp, Inc.	2,000	66
Southwest Gas Corp. (Ñ)	2,100	60
Team, Inc. (Æ)(Ñ)	1,500	27
		271
Total Common Stocks (cost $9,937)		11,451
Short-Term Investments - 0.8% SSgA Prime Money Market Fund	96,392	96
Total Short-Term Investments (cost $96)		96
Other Securities - 24.5%
State Street Navigator Securities Prime Lending Portfolio (Ω)	2,822,042	2,822
Total Other Securities (cost $2,822)		2,822
Total Investments - 124.7% (identified cost $12,855)		14,369
Other Assets and Liabilities, Net - (24.7%)		(2,850)
Net Assets - 100.0%		11,519

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
14

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$1,857	$—	$—	$1,857	16.1
Consumer Staples	300	—	—	300	2.6
Energy	418	—	—	418	3.6
Financials	2,345	—	—	2,345	20.4
Health Care	1,811	—	—	1,811	15.7
Industrials	1,490	—	—	1,490	12.9
Information Technology	2,029	—	—	2,029	17.6
Materials	851	—	—	851	7.4
Telecommunication Services	79	—	—	79	0.7
Utilities	271	—	—	271	2.4
Short-Term Investments	96	—	—	96	0.8
Other Securities	2,822	—	—	2,822	24.5
Total Investments	14,369	—	—	14,369	124.7
Other Assets and Liabilities, Net					(24.7)
					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
15

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,149.60	$1,019.84
Expenses Paid During Period *	$5.33	$5.01

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund
17

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Apartments - 15.5%
American Campus Communities, Inc. (ö)(Ñ)	37,133	1,026
AvalonBay Communities, Inc. (ö)(Ñ)	31,591	2,572
Camden Property Trust (ö)	26,436	1,059
Equity Residential (ö)	64,269	2,319
Essex Property Trust, Inc. (ö)(Ñ)	15,866	1,363
Home Properties, Inc. (ö)(Ñ)	30,616	1,402
		9,741
Diversified - 9.7%
Digital Realty Trust, Inc. (ö)(Ñ)	39,162	2,020
Vornado Realty Trust (ö)	62,060	4,079
		6,099
Health Care - 14.6%
BioMed Realty Trust, Inc. (ö)	69,126	1,068
HCP, Inc. (ö)	106,114	3,054
Health Care REIT, Inc. (ö)	49,877	2,113
Ventas, Inc. (ö)	66,824	2,953
		9,188
Hotels/Leisure - 6.2%
Host Hotels & Resorts, Inc. (Æ)(ö)	233,756	2,737
LaSalle Hotel Properties (ö)(Ñ)	61,262	1,189
		3,926
Industrial - 9.2%
AMB Property Corp. (ö)	43,004	1,047
First Potomac Realty Trust (ö)	53,720	735
Liberty Property Trust (ö)	52,198	1,614
ProLogis (ö)(Ñ)	186,254	2,401
		5,797
Office - 15.7%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	22,672	1,397
Boston Properties, Inc. (ö)	54,391	3,695
Brookfield Properties Corp.	49,437	685
Corporate Office Properties Trust SBI MD (ö)	41,622	1,533
Douglas Emmett, Inc. (ö)	99,845	1,407
SL Green Realty Corp. (ö)(Ñ)	22,950	1,172
		9,889
Regional Mall - 12.5%
Simon Property Group, Inc. (ö)	100,161	7,842
Storage - 5.8%
Public Storage (ö)	44,117	3,626

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 10.1%
Acadia Realty Trust (ö)	48,866	818
Federal Realty Investment Trust (ö)	27,136	1,871
Kimco Realty Corp. (ö)	160,972	2,236
Regency Centers Corp. (ö)(Ñ)	41,174	1,427
		6,352
Total Common Stocks (cost $46,826)		62,460
Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	103	—	±
Total Short-Term Investments (cost $0)		—	±
Other Securities - 21.3%
State Street Navigator Securities Prime Lending Portfolio (Ω)	13,388,273	13,388
Total Other Securities (cost $13,388)		13,388
Total Investments - 120.6% (identified cost $60,214)		75,848
Other Assets and Liabilities, Net - (20.6%)		(12,970)
Net Assets - 100.0%		62,878

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
19

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Apartments	$9,741	$—	$—	$9,741	15.5
Diversified	6,099	—	—	6,099	9.7
Health Care	9,188	—	—	9,188	14.6
Hotels/Leisure	3,926	—	—	3,926	6.2
Industrial	5,797	—	—	5,797	9.2
Office	9,889	—	—	9,889	15.7
Regional Mall	7,842	—	—	7,842	12.5
Storage	3,626	—	—	3,626	5.8
Shopping Centers	6,352	—	—	6,352	10.1
Short-Term Investments	—	—	—	—	— *
Other Securities	13,388	—	—	13,388	21.3
Total Investments	75,848	—	—	75,848	120.6
Other Assets and Liabilities, Net					(20.6)
					100.0

* Less than .05% of net assets.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
20

SSgA
IAM SHARES Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,092.50	$1,022.22
Expenses Paid During Period *	$2.70	$2.61

* Expenses are equal to the Fund's expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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IAM SHARES Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 11.2%
99 Cents Only Stores (Æ)	6,800	112
Amazon.com, Inc. (Æ)	4,500	533
AutoNation, Inc. (Æ)(Ñ)	7,300	130
Bed Bath & Beyond, Inc. (Æ)	3,900	162
Best Buy Co., Inc. (Ñ)	5,225	191
Black & Decker Corp. (Ñ)	2,600	188
Brunswick Corp. (Ñ)	3,500	40
Carnival Corp.	4,300	155
CBS Corp. Class B	10,201	133
Coach, Inc. (Ñ)	11,376	415
Comcast Corp. Class A	42,966	706
Denny's Corp. (Æ)(Ñ)	14,500	40
DIRECTV, Inc. (Æ)	11,111	376
DR Horton, Inc. (Ñ)	5,100	63
Ethan Allen Interiors, Inc.	4,666	74
Family Dollar Stores, Inc. (Ñ)	3,600	119
Ford Motor Co. (Æ)(Ñ)	50,443	592
Gannett Co., Inc. (Ñ)	3,200	48
Gap, Inc. (The)	7,300	157
Genuine Parts Co.	2,800	113
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	56
H&R Block, Inc. (Ñ)	3,700	64
Hanesbrands, Inc. (Æ)(Ñ)	3,100	80
Harley-Davidson, Inc. (Ñ)	7,200	177
Home Depot, Inc.	27,700	864
Jakks Pacific, Inc. (Æ)(Ñ)	100	1
JC Penney Co., Inc. (Ñ)	3,900	108
Johnson Controls, Inc.	9,500	295
Kohl's Corp. (Æ)	5,700	307
Leggett & Platt, Inc.	7,900	150
Liberty Global, Inc. Class A (Æ)(Ñ)	3,900	105
Liberty Media Corp. - Capital Series A (Æ)	601	20
Liberty Media Corp. - Interactive (Æ)	7,298	92
Lowe's Cos., Inc.	20,000	474
Macy's, Inc. (Ñ)	9,268	178
Marriott International, Inc. Class A (Ñ)	9,400	255
Matthews International Corp. Class A (Ñ)	3,000	101
McClatchy Co. (The) Class A (Ñ)	3,070	15
McDonald's Corp.	17,930	1,145
Meredith Corp.	4,900	151
New York Times Co. (The) Class C (Æ)	7,200	79
Newell Rubbermaid, Inc. (Ñ)	10,100	139
News Corp. Class A	27,100	362
Nordstrom, Inc. (Ñ)	3,600	133
Office Depot, Inc. (Æ)(Ñ)	4,800	35
Omnicom Group, Inc. (Ñ)	3,200	117
Penske Auto Group, Inc. (Æ)(Ñ)	1,100	16
Phillips-Van Heusen Corp.	5,200	226
priceline.com, Inc. (Æ)(Ñ)	700	159

	Principal Amount ($) or Shares	Market Value $
Sears Holdings Corp. (Æ)(Ñ)	4,339	415
Sherwin-Williams Co. (The) (Ñ)	3,500	222
Sonic Automotive, Inc. Class A (Æ)	4,700	48
Staples, Inc.	8,400	216
Starbucks Corp. (Æ)	8,800	202
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	4,300	166
Target Corp.	14,600	752
Tiffany & Co. (Ñ)	6,000	266
Time Warner Cable, Inc.	4,363	204
Time Warner, Inc.	17,383	505
Viacom, Inc. Class B (Æ)	10,001	297
Walt Disney Co. (The) (Ñ)	29,400	918
Washington Post Co. (The) Class B	321	135
Whirlpool Corp. (Ñ)	3,000	253
Wyndham Worldwide Corp. (Ñ)	3,360	77
Yum! Brands, Inc.	5,200	175
		15,102
Consumer Staples - 10.3%
Altria Group, Inc.	34,585	696
Archer-Daniels-Midland Co.	9,698	285
Arden Group, Inc. Class A (Ñ)	700	71
Campbell Soup Co. (Ñ)	5,990	200
Church & Dwight Co., Inc. (Ñ)	1,600	107
Coca-Cola Co. (The) (Ñ)	31,575	1,665
Colgate-Palmolive Co.	3,700	307
ConAgra Foods, Inc.	9,900	242
Costco Wholesale Corp.	7,000	427
CVS Caremark Corp.	19,119	645
Dean Foods Co. (Æ)(Ñ)	4,700	69
Energizer Holdings, Inc. (Æ)(Ñ)	300	17
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	22
Imperial Sugar Co. (Ñ)	700	10
JM Smucker Co. (The)	4,007	239
Kellogg Co. (Ñ)	5,435	283
Kimberly-Clark Corp.	8,188	497
Kraft Foods, Inc. Class A	22,509	640
Kroger Co. (The) (Ñ)	15,300	338
Mead Johnson Nutrition Co.	2,722	129
PepsiAmericas, Inc.	1,600	48
PepsiCo, Inc.	21,823	1,363
Philip Morris International, Inc.	29,085	1,425
Procter & Gamble Co. (The)	41,621	2,634
Rite Aid Corp. (Æ)(Ñ)	25,600	39
Safeway, Inc.	11,100	277
Sara Lee Corp.	17,430	236
SUPERVALU, Inc. (Ñ)	5,700	87
Sysco Corp.	10,400	301
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	69
Walgreen Co.	16,300	574
		13,942

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23

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Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 11.2%
Anadarko Petroleum Corp. (Ñ)	7,000	491
Apache Corp.	5,400	560
Baker Hughes, Inc. (Ñ)	7,200	345
BP PLC - ADR (Ñ)	2,868	153
Cameron International Corp. (Æ)	3,300	136
Chesapeake Energy Corp. (Ñ)	5,200	138
Chevron Corp.	29,829	2,157
ConocoPhillips	23,777	1,141
Devon Energy Corp.	7,700	530
El Paso Corp.	10,300	108
EOG Resources, Inc.	3,200	301
Exxon Mobil Corp.	69,368	4,509
Halliburton Co.	18,160	547
Hess Corp.	6,400	376
Lufkin Industries, Inc. (Ñ)	700	51
Marathon Oil Corp.	8,200	237
National Oilwell Varco, Inc.	4,400	191
Occidental Petroleum Corp.	9,500	759
Schlumberger, Ltd. (Ñ)	21,882	1,337
Southwestern Energy Co. (Æ)	5,700	243
Spectra Energy Corp. (Ñ)	9,498	207
Valero Energy Corp.	8,200	144
Williams Cos., Inc. (The)	8,400	181
XTO Energy, Inc.	7,625	348
		15,190
Financials - 14.8%
Aegon NV (Æ)	8,014	51
Aflac, Inc.	7,900	391
Allstate Corp. (The)	8,800	275
American Express Co.	19,300	737
American Financial Group, Inc.	4,621	120
American International Group, Inc. (Æ)(Ñ)	1,703	42
Ameriprise Financial, Inc.	3,340	134
AON Corp.	5,900	242
Bank of America Corp.	130,632	2,176
Bank of New York Mellon Corp. (The)	15,898	453
BB&T Corp. (Ñ)	7,500	214
Berkshire Hathaway, Inc. Class A (Æ)	3	359
Berkshire Hathaway, Inc. Class B (Æ)(Ñ)	15,000	1,202
Capital One Financial Corp. (Ñ)	6,661	251
Charles Schwab Corp. (The)	13,300	244
Chubb Corp.	2,800	141
Citigroup, Inc. (Æ)	265,501	903
CME Group, Inc. Class A	1,200	362
Discover Financial Services	6,550	89
E*Trade Financial Corp. (Æ)(Ñ)	11,700	19
Fifth Third Bancorp (Ñ)	6,400	78
Franklin Resources, Inc.	2,000	203
Goldman Sachs Group, Inc. (The)	6,900	1,079

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc. (Ñ)	3,200	78
Host Hotels & Resorts, Inc. (Æ)(ö)(Ñ)	28,417	333
HSBC Holdings PLC - ADR	8,729	479
Hudson City Bancorp, Inc.	7,600	103
IntercontinentalExchange, Inc. (Æ)	1,400	150
Janus Capital Group, Inc. (Ñ)	14,987	187
JPMorgan Chase & Co.	52,034	2,184
KeyCorp (Ñ)	6,500	47
M&T Bank Corp. (Ñ)	1,200	93
Marsh & McLennan Cos., Inc.	9,000	209
MetLife, Inc. (Ñ)	11,099	404
Moody's Corp. (Ñ)	4,000	107
Morgan Stanley	16,400	462
Northern Trust Corp. (Ñ)	4,200	224
People's United Financial, Inc. (Ñ)	8,200	129
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	86
PNC Financial Services Group, Inc.	5,450	293
Potlatch Corp. (ö)(Ñ)	7,700	254
Principal Financial Group, Inc. (Ñ)	2,600	60
Progressive Corp. (The)	9,600	165
ProLogis (ö)(Ñ)	3,200	41
Prudential Financial, Inc.	7,600	398
Public Storage (ö)	1,800	148
Regions Financial Corp. (Ñ)	9,142	62
Simon Property Group, Inc. (ö)	3,271	256
SLM Corp. (Æ)	6,300	70
SunTrust Banks, Inc. (Ñ)	3,500	83
Travelers Cos., Inc. (The)	14,483	762
US Bancorp	23,612	581
Vornado Realty Trust (ö)	2,144	141
Wells Fargo & Co.	60,535	1,655
		20,009
Health Care - 12.5%
Abbott Laboratories	21,900	1,189
Aetna, Inc.	7,900	237
Allergan, Inc.	4,300	251
Allied Healthcare Products (Æ)	700	3
Amgen, Inc. (Æ)	14,872	842
Baxter International, Inc.	11,136	634
Biogen Idec, Inc. (Æ)	4,500	248
Boston Scientific Corp. (Æ)	17,863	138
Bristol-Myers Squibb Co. (Ñ)	21,688	532
Cardinal Health, Inc.	4,000	136
CareFusion Corp. (Æ)	2,000	50
Celgene Corp. (Æ)	7,300	435
Cigna Corp.	4,500	154
Coventry Health Care, Inc. (Æ)(Ñ)	2,100	49
Edwards Lifesciences Corp. (Æ)(Ñ)	2,233	205
Eli Lilly & Co.	13,700	470

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24

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Express Scripts, Inc. Class A (Æ)(Ñ)	4,600	442
Forest Laboratories, Inc. (Æ)	4,800	143
Genzyme Corp. (Æ)	4,100	235
Gilead Sciences, Inc. (Æ)	13,400	638
Humana, Inc. (Æ)	2,200	104
Johnson & Johnson	38,000	2,394
Life Technologies Corp. (Æ)(Ñ)	4,212	214
McKesson Corp.	4,600	272
Medco Health Solutions, Inc. (Æ)	8,624	545
Medtronic, Inc.	16,900	733
Merck & Co., Inc.	43,015	1,586
PerkinElmer, Inc.	4,700	104
Pfizer, Inc.	105,773	1,856
St. Jude Medical, Inc. (Æ)	5,200	199
STERIS Corp. (Ñ)	3,191	101
Stryker Corp.	3,400	181
Thermo Fisher Scientific, Inc. (Æ)	7,600	371
UnitedHealth Group, Inc.	17,700	599
WellPoint, Inc. (Æ)	8,100	501
Zimmer Holdings, Inc. (Æ)	3,370	193
		16,984
Industrials - 11.8%
3M Co.	11,300	906
Actuant Corp. Class A (Ñ)	5,600	101
Alaska Air Group, Inc. (Æ)(Ñ)	800	28
Ametek, Inc.	3,200	125
Arkansas Best Corp. (Ñ)	1,600	42
Avery Dennison Corp.	1,900	60
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	19
AZZ, Inc. (Ñ)	800	25
Boeing Co. (The) (Ñ)	10,000	632
Caterpillar, Inc. (Ñ)	9,821	560
Continental Airlines, Inc. Class B (Æ)	700	14
CSX Corp.	8,300	394
Cummins, Inc.	3,700	210
Danaher Corp. (Ñ)	5,800	429
Deere & Co.	7,200	413
Dover Corp.	5,300	240
Eaton Corp.	3,800	259
Emerson Electric Co.	12,600	597
Energy Conversion Devices, Inc. (Æ)(Ñ)	1,800	13
FedEx Corp.	3,100	263
Gardner Denver, Inc. (Ñ)	800	35
General Dynamics Corp.	5,710	414
General Electric Co.	144,921	2,327
Goodrich Corp.	2,200	144
Hexcel Corp. (Æ)(Ñ)	2,600	29
HNI Corp. (Ñ)	900	21
Honeywell International, Inc.	10,862	436
Illinois Tool Works, Inc.	8,608	392

	Principal Amount ($) or Shares	Market Value $
Jacobs Engineering Group, Inc. (Æ)(Ñ)	2,800	109
Kansas City Southern (Æ)(Ñ)	2,550	87
Katy Industries, Inc. (Æ)	5,900	10
Koninklijke Philips Electronics NV	1,089	32
L-3 Communications Holdings, Inc.	2,500	229
Lockheed Martin Corp.	4,819	375
Manitowoc Co., Inc. (The) (Ñ)	2,300	27
Manpower, Inc.	2,100	108
Masco Corp. (Ñ)	14,300	191
Norfolk Southern Corp. (Ñ)	6,700	345
Northrop Grumman Corp.	4,796	294
PACCAR, Inc. (Ñ)	6,675	236
Parker Hannifin Corp.	3,000	181
Precision Castparts Corp.	2,500	282
Raytheon Co.	5,800	326
Republic Services, Inc. Class A	4,680	132
Rockwell Automation, Inc. (Ñ)	3,900	211
Rockwell Collins, Inc.	2,100	118
RR Donnelley & Sons Co.	5,700	113
Ryder System, Inc. (Ñ)	4,800	169
Siemens AG - ADR	200	17
Snap-On, Inc.	1,000	42
Southwest Airlines Co. (Ñ)	10,225	129
Stanley Works (The) (Ñ)	1,400	80
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	20
Terex Corp. (Æ)(Ñ)	1,800	35
Textron, Inc. (Ñ)	3,700	74
Toro Co.	2,300	101
Union Pacific Corp. (Ñ)	8,500	573
United Parcel Service, Inc. Class B	15,714	923
United Technologies Corp.	13,500	927
US Airways Group, Inc. (Æ)(Ñ)	1,000	7
Valmont Industries, Inc. (Ñ)	300	21
Waste Management, Inc. (Ñ)	10,218	337
Watts Water Technologies, Inc. Class A (Ñ)	400	12
YRC Worldwide, Inc. (Æ)	200	—	±
		16,001
Information Technology - 17.6%
Adobe Systems, Inc. (Æ)	8,200	284
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	64
Agilent Technologies, Inc. (Æ)	4,142	130
Amphenol Corp. Class A (Ñ)	5,200	216
Analog Devices, Inc.	6,800	199
AOL, Inc. (Æ)(Ñ)	1,580	39
Apple, Inc. (Æ)	12,400	2,537
Applied Materials, Inc.	20,600	252
Autodesk, Inc. (Æ)	3,000	84
Automatic Data Processing, Inc.	6,900	287
Broadcom Corp. Class A	5,850	183

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Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CA, Inc. (Ñ)	4,900	110
Cisco Systems, Inc. (Æ)	79,400	1,932
Computer Sciences Corp. (Æ)	4,845	251
Corning, Inc. 2008	23,600	416
Dell, Inc. (Æ)	26,300	348
Diebold, Inc.	2,300	67
eBay, Inc. (Æ)	16,100	371
Electronic Arts, Inc. (Æ)(Ñ)	6,400	106
EMC Corp. (Æ)	30,000	525
Google, Inc. Class A (Æ)	3,300	1,738
Hewlett-Packard Co.	34,932	1,774
Intel Corp.	75,400	1,548
International Business Machines Corp. (Ñ)	19,100	2,429
KLA-Tencor Corp. (Ñ)	2,500	73
Mastercard, Inc. Class A	1,400	314
Micron Technology, Inc. (Æ)	13,500	122
Microsoft Corp.	104,600	2,998
Motorola, Inc. (Æ)	35,900	243
National Semiconductor Corp. (Ñ)	7,100	103
NetApp, Inc. (Æ)	4,900	147
Oracle Corp.	57,949	1,428
Paychex, Inc. (Ñ)	4,300	129
QUALCOMM, Inc.	21,200	778
Quantum Corp. (Æ)(Ñ)	14,000	35
Seagate Technology (Æ)(Ñ)	2,200	44
Symantec Corp. (Æ)	16,445	272
Texas Instruments, Inc.	20,800	507
Total System Services, Inc. (Ñ)	2,032	29
Western Union Co. (The)	8,736	138
Xerox Corp.	16,000	150
Xilinx, Inc. (Ñ)	7,000	181
Yahoo!, Inc. (Æ)	20,700	317
		23,898
Materials - 3.2%
Air Products & Chemicals, Inc.	4,800	329
AK Steel Holding Corp. (Ñ)	5,100	110
Alcoa, Inc. (Ñ)	15,700	209
Allegheny Technologies, Inc. (Ñ)	3,300	144
AngloGold Ashanti, Ltd. - ADR	600	22
Ashland, Inc.	1,204	57
Ball Corp. (Ñ)	1,700	92
Bemis Co., Inc.	1,800	53
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	20
Bway Holding Co. (Æ)(Ñ)	1,900	29
Chemtura Corp. (Æ)(Ñ)	1,900	2
Crown Holdings, Inc. (Æ)	3,400	93
Dow Chemical Co. (The)	15,688	444
Ecolab, Inc. (Ñ)	3,200	135
EI du Pont de Nemours & Co.	5,200	175

	Principal Amount ($) or Shares	Market Value $
FMC Corp. (Ñ)	1,100	63
Freeport-McMoRan Copper & Gold, Inc. Class B	4,776	359
International Paper Co.	11,073	257
Martin Marietta Materials, Inc. (Ñ)	1,500	119
MeadWestvaco Corp. (Ñ)	3,000	69
Monsanto Co.	5,100	360
Newmont Mining Corp.	5,200	256
Owens-Illinois, Inc. (Æ)	2,900	86
PPG Industries, Inc.	2,900	178
Schnitzer Steel Industries, Inc. Class A (Ñ)	600	27
Sigma-Aldrich Corp. (Ñ)	2,300	110
Temple-Inland, Inc.	5,100	95
Vulcan Materials Co. Series REGS (Ñ)	3,600	156
Weyerhaeuser Co. (Ñ)	5,603	226
		4,275
Telecommunication Services - 2.6%
AT&T, Inc.	80,581	1,999
CenturyTel, Inc. (Ñ)	4,105	141
Qwest Communications International, Inc.	25,000	114
Sprint Nextel Corp. (Æ)(Ñ)	39,389	131
Verizon Communications, Inc.	41,272	1,194
		3,579
Utilities - 3.1%
AES Corp. (The) (Æ)	11,000	129
Ameren Corp.	3,000	74
American Electric Power Co., Inc.	5,300	178
Consolidated Edison, Inc. (Ñ)	2,800	120
Constellation Energy Group, Inc.	3,000	105
Dominion Resources, Inc. (Ñ)	10,600	403
Duke Energy Corp.	19,496	319
Edison International	5,500	180
Entergy Corp.	2,900	220
Exelon Corp.	10,800	468
FirstEnergy Corp.	4,200	162
FPL Group, Inc.	6,500	301
PG&E Corp.	5,800	243
PPL Corp. (Ñ)	6,400	182
Public Service Enterprise Group, Inc.	8,400	250
Sempra Energy	4,100	202
Southern Co. (Ñ)	13,200	419
Wisconsin Energy Corp. (Ñ)	2,300	111
Xcel Energy, Inc. (Ñ)	4,000	83
		4,149
Total Common Stocks (cost $132,008)		133,129

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.5%
SSgA Prime Money Market Fund	1,528,091	1,528
United States Treasury Bills (ç)(ÿ)(§) 0.018% due 03/11/10	473	473
Total Short-Term Investments (cost $2,001)		2,001
Other Securities - 20.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	28,235,981	28,236
Total Other Securities (cost $28,236)		28,236
Total Investments - 120.7% (identified cost $162,245)		163,366
Other Assets and Liabilities, Net - (20.7%)		(27,973)
Net Assets - 100.0%		135,393

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
S&P 500 Index (CME)	8	USD	2,207	03/10	12
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					12

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$15,102	$—	$—	$15,102	11.2
Consumer Staples	13,942	—	—	13,942	10.3
Energy	15,190	—	—	15,190	11.2
Financials	20,009	—	—	20,009	14.8
Health Care	16,984	—	—	16,984	12.5
Industrials	16,001	—	—	16,001	11.8
Information Technology	23,898	—	—	23,898	17.6
Materials	4,275	—	—	4,275	3.2
Telecommunication Services	3,579	—	—	3,579	2.6
Utilities	4,149	—	—	4,149	3.1
Short-Term Investments	1,528	473	—	2,001	1.5
Other Securities	28,236	—	—	28,236	20.9
Total Investments	162,893	473	—	163,366	120.7
Other Assets and Liabilities, Net					(20.7)
					100.0
Futures Contracts	12	—	—	12	— *
Total Other Financial Instruments**	12	—	—	12

* Less than .05% of net assets.

** Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
28

SSgA
Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,119.50	$1,021.08
Expenses Paid During Period *	$3.94	$3.76

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

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Enhanced Small Cap Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.5%
Consumer Discretionary - 14.3%
99 Cents Only Stores (Æ)	2,483	41
Ambassadors Group, Inc.	300	3
American Greetings Corp. Class A	4,525	86
Ameristar Casinos, Inc.	2,481	37
Asbury Automotive Group, Inc. (Æ)	3,205	37
Bally Technologies, Inc. (Æ)	165	7
Beazer Homes USA, Inc. (Æ)	2,516	11
Belo Corp. Class A	4,203	28
Big 5 Sporting Goods Corp.	1,700	26
Blyth, Inc.	828	24
Bob Evans Farms, Inc.	2,200	63
Books-A-Million, Inc. Class A	300	2
Borders Group, Inc. (Æ)	5,700	8
Brunswick Corp.	287	3
California Pizza Kitchen, Inc. (Æ)	7,941	123
Cardtronics, Inc. (Æ)	2,227	22
Caribou Coffee Co., Inc. (Æ)	400	3
Carter's, Inc. (Æ)	2,331	67
Cato Corp. (The) Class A	2,043	40
CEC Entertainment, Inc. (Æ)	1,598	56
Central Garden and Pet Co. (Æ)	7,465	71
Cheesecake Factory, Inc. (The) (Æ)	1,321	31
Cinemark Holdings, Inc.	1,200	19
CKE Restaurants, Inc.	2,450	28
Collective Brands, Inc. (Æ)	8,450	191
Cooper Tire & Rubber Co.	5,422	95
Core-Mark Holding Co., Inc. (Æ)	100	3
Courier Corp.	500	8
CROCS, Inc. (Æ)	11,583	82
Denny's Corp. (Æ)	10,167	28
Dillard's, Inc. Class A	5,686	96
Dolan Media Co. (Æ)	1,410	15
Dover Downs Gaming & Entertainment, Inc.	1,390	5
Dress Barn, Inc. (Æ)	5,406	134
Eastman Kodak Co. (Æ)	2,815	17
Einstein Noah Restaurant Group, Inc. (Æ)	535	6
EW Scripps Co. Class A (Æ)	1,900	15
Genesco, Inc. (Æ)	900	22
Gymboree Corp. (Æ)	1,375	60
Harte-Hanks, Inc.	1,591	19
hhgregg, Inc. (Æ)	666	14
Hooker Furniture Corp.	700	9
HSN, Inc. (Æ)	5,110	111
Internet Brands, Inc. (Æ)	1,234	10
inVentiv Health, Inc. (Æ)	3,630	53
Isle of Capri Casinos, Inc. (Æ)	2,663	20
Jo-Ann Stores, Inc. (Æ)	4,285	162
Jones Apparel Group, Inc.	400	7

	Principal Amount ($) or Shares	Market Value $
Kimball International, Inc. Class B	1,883	12
La-Z-Boy, Inc. Class Z (Æ)	800	10
Life Time Fitness, Inc. (Æ)	2,200	56
LIN TV Corp. Class A (Æ)	3,579	18
Live Nation Entertainment, Inc. (Æ)	5,651	73
LodgeNet Interactive Corp. (Æ)	600	4
M/I Homes, Inc. (Æ)	850	11
Maidenform Brands, Inc. (Æ)	3,118	54
Matthews International Corp. Class A	517	17
Mediacom Communications Corp. Class A (Æ)	10,510	49
Men's Wearhouse, Inc. (The)	1,280	27
Midas, Inc. (Æ)	669	6
ModusLink Global Solutions, Inc. (Æ)	2,300	23
Monotype Imaging Holdings, Inc. (Æ)	4,985	47
National CineMedia, Inc.	1,645	27
New York & Co., Inc. (Æ)	1,701	6
O'Charleys, Inc. (Æ)	4,577	37
OfficeMax, Inc. (Æ)	8,263	132
Oxford Industries, Inc.	2,125	41
Papa John's International, Inc. (Æ)	4,910	120
PEP Boys-Manny Moe & Jack	3,500	33
Perry Ellis International, Inc. (Æ)	1,627	32
PF Chang's China Bistro, Inc. (Æ)	1,140	48
Pinnacle Entertainment, Inc. (Æ)	2,520	18
Polaris Industries, Inc.	356	16
Pre-Paid Legal Services, Inc. (Æ)	573	24
Quiksilver, Inc. (Æ)	1,948	5
RC2 Corp. (Æ)	1,296	18
Rent-A-Center, Inc. Class A (Æ)	8,438	188
Retail Ventures, Inc. (Æ)	1,635	15
Ruby Tuesday, Inc. (Æ)	1,400	11
Scholastic Corp.	1,300	38
Shoe Carnival, Inc. (Æ)	267	5
Shuffle Master, Inc. (Æ)	5,689	47
Sinclair Broadcast Group, Inc. Class A (Æ)	8,200	41
Sonic Automotive, Inc. Class A (Æ)	6,204	64
Spartan Motors, Inc.	4,607	26
Stage Stores, Inc.	2,200	29
Standard Motor Products, Inc.	2,700	22
Standard Pacific Corp. (Æ)	4,730	20
Steinway Musical Instruments, Inc. (Æ)	238	4
Steven Madden, Ltd. (Æ)	1,787	75
Stewart Enterprises, Inc. Class A	7,441	37
Sturm Ruger & Co., Inc.	5,105	60
Superior Industries International, Inc.	200	3
Tempur-Pedic International, Inc. (Æ)	7,035	200
Timberland Co. Class A (Æ)	5,712	106
Town Sports International Holdings, Inc. (Æ)	2,683	7
True Religion Apparel, Inc. (Æ)	2,350	58

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Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	200	4
Unifi, Inc. (Æ)	1,508	6
Unifirst Corp.	559	29
Universal Electronics, Inc. (Æ)	100	2
		4,079
Consumer Staples - 3.2%
Alliance One International, Inc. (Æ)	12,268	63
American Italian Pasta Co. Class A (Æ)	1,694	66
Andersons, Inc. (The)	400	13
B&G Foods, Inc. Class A	3,300	31
Bare Escentuals, Inc. (Æ)	1,965	36
Boston Beer Co., Inc. Class A (Æ)	200	9
Cadiz, Inc. (Æ)	300	4
Casey's General Stores, Inc.	872	26
Chiquita Brands International, Inc. (Æ)	6,400	93
Inter Parfums, Inc.	300	4
J&J Snack Foods Corp.	1,683	72
Kirkland's, Inc. (Æ)	997	16
Lancaster Colony Corp.	1,123	65
Nu Skin Enterprises, Inc. Class A	2,958	79
Pantry, Inc. (The) (Æ)	814	11
Prestige Brands Holdings, Inc. (Æ)	7,725	62
Seaboard Corp.	34	43
Smart Balance, Inc. (Æ)	900	4
TreeHouse Foods, Inc. (Æ)	252	11
United Natural Foods, Inc. (Æ)	2,324	68
Universal Corp.	2,303	122
USANA Health Sciences, Inc. (Æ)	100	3
Village Super Market, Inc.	146	4
Weis Markets, Inc.	100	3
		908
Energy - 4.8%
Atlas Energy, Inc. (Æ)	4,664	152
Basic Energy Services, Inc. (Æ)	217	2
Berry Petroleum Co. Class A	528	14
Bill Barrett Corp. (Æ)	3,404	115
Bristow Group, Inc. (Æ)	371	13
Cal Dive International, Inc. (Æ)	18,148	128
Complete Production Services, Inc. (Æ)	300	4
Contango Oil & Gas Co. (Æ)	655	34
Delek US Holdings, Inc.	1,500	11
Geokinetics, Inc. (Æ)	900	8
Global Industries, Ltd. (Æ)	400	3
Hercules Offshore, Inc. (Æ)	15,604	57
Hornbeck Offshore Services, Inc. (Æ)	294	6
International Coal Group, Inc. (Æ)	10,500	46
ION Geophysical Corp. (Æ)	6,300	29
Key Energy Services, Inc. (Æ)	4,035	41
Lufkin Industries, Inc.	1,111	81

	Principal Amount ($) or Shares	Market Value $
Matrix Service Co. (Æ)	1,651	18
McMoRan Exploration Co. (Æ)	5,871	101
Parker Drilling Co. (Æ)	8,134	42
Petroleum Development Corp. (Æ)	1,928	45
PHI, Inc. (Æ)	300	6
Pioneer Drilling Co. (Æ)	3,287	24
Rosetta Resources, Inc. (Æ)	5,815	109
RPC, Inc.	1,000	12
Tetra Technologies, Inc. (Æ)	8,229	83
Union Drilling, Inc. (Æ)	2,000	13
Vaalco Energy, Inc. (Æ)	1,190	5
Venoco, Inc. (Æ)	265	3
Willbros Group, Inc. (Æ)	2,900	44
World Fuel Services Corp.	3,972	105
		1,354
Financials - 19.7%
1st Source Corp.	2,815	42
Advance America Cash Advance Centers, Inc.	4,224	27
Agree Realty Corp. (ö)	100	2
Alliance Financial Corp.	100	3
Allied Capital Corp. (Æ)	2,671	11
American Equity Investment Life Holding Co.	6,364	56
American Physicians Capital, Inc.	519	15
Ameris Bancorp	1,014	10
Amerisafe, Inc. (Æ)	900	16
Amtrust Financial Services, Inc.	5,157	73
Anworth Mortgage Asset Corp. (ö)	10,981	74
Apollo Investment Corp.	10,193	119
Ares Capital Corp.	7,484	98
Argo Group International Holdings, Ltd.	1,133	32
Arrow Financial Corp.	1,003	25
Ashford Hospitality Trust, Inc. (Æ)(ö)	9,831	54
Associated Estates Realty Corp. (ö)	4,746	59
Assured Guaranty, Ltd.	1,200	25
Bancfirst Corp.	90	4
Banco Latinoamericano de Comercio Exterior SA Class E	4,512	64
Bancorp, Inc. (Æ)	631	4
Bank Mutual Corp.	400	3
Bank of Marin Bancorp	100	3
Bank of the Ozarks, Inc.	2,056	63
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	819	15
BGC Partners, Inc. Class A	1,116	6
BlackRock Kelso Capital Corp.	900	8
Boston Private Financial Holdings, Inc.	400	3
Broadpoint Gleacher Securities Group, Inc. (Æ)	1,900	8
Calamos Asset Management, Inc. Class A	1,730	23

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Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Camden National Corp.	100	3
CapLease, Inc. (ö)	8,865	39
Capstead Mortgage Corp. (ö)	1,781	22
Cardinal Financial Corp.	965	9
Cash America International, Inc.	700	27
CBL & Associates Properties, Inc. (ö)	4,139	49
Cedar Shopping Centers, Inc. (ö)	1,014	7
Central Pacific Financial Corp. (Æ)	3,200	4
Chemical Financial Corp.	838	17
City Holding Co.	2,171	70
Clifton Savings Bancorp, Inc.	900	8
CNA Surety Corp. (Æ)	266	4
Cogdell Spencer, Inc. (ö)	600	4
Colonial Properties Trust (ö)	1,547	18
Community Bank System, Inc.	1,117	25
Community Trust Bancorp, Inc.	1,100	28
Compass Diversified Holdings	5,190	69
Cousins Properties, Inc. (ö)	6	—	±
Credit Acceptance Corp. (Æ)	100	4
Delphi Financial Group, Inc. Class A	3,935	84
DiamondRock Hospitality Co. (ö)	6,480	58
Dime Community Bancshares	2,299	28
Downey Financial Corp. (Æ)	700	—	±
DuPont Fabros Technology, Inc. (ö)	4,001	78
E*Trade Financial Corp. (Æ)	11,700	19
Education Realty Trust, Inc. (ö)	8,129	44
Employers Holdings, Inc.	3,227	43
Encore Capital Group, Inc. (Æ)	2,297	41
Equity Lifestyle Properties, Inc. (ö)	1,997	99
Ezcorp, Inc. Class A (Æ)	2,938	58
Farmers Capital Bank Corp.	300	3
FelCor Lodging Trust, Inc. (Æ)(ö)	2,900	11
Fifth Street Finance Corp.	3,100	35
First Bancorp	1,000	14
First Busey Corp.	300	1
First Cash Financial Services, Inc. (Æ)	415	9
First Community Bancshares, Inc.	500	6
First Financial Bancorp	450	8
First Financial Corp.	600	16
First Financial Northwest, Inc.	5,754	38
First Industrial Realty Trust, Inc. (Æ)(ö)	2,800	15
First Mercury Financial Corp.	1,343	19
First of Long Island Corp. (The)	100	3
First Potomac Realty Trust (ö)	4,859	66
Flagstone Reinsurance Holdings, Ltd.	3,441	39
Flushing Financial Corp.	2,100	27
FNB Corp.	11,165	85
Fox Chase Bancorp, Inc. (Æ)	2,075	19
FPIC Insurance Group, Inc. (Æ)	678	25
Getty Realty Corp. (ö)	2,934	65
GFI Group, Inc.	6,524	36
Gladstone Capital Corp.	400	4

	Principal Amount ($) or Shares	Market Value $
Gladstone Commercial Corp. (ö)	200	3
Glimcher Realty Trust (ö)	3,440	15
Gramercy Capital Corp. (Æ)(ö)	1,000	4
Great Southern Bancorp, Inc.	465	11
Greenlight Capital Re, Ltd. (Æ)	3,288	83
Hancock Holding Co.	485	20
Harleysville Group, Inc.	1,993	67
Healthcare Realty Trust, Inc. (ö)	3,800	79
Hercules Technology Growth Capital, Inc.	2,123	21
Hersha Hospitality Trust (ö)	1,000	4
Highwoods Properties, Inc. (ö)	1,617	47
Home Bancshares, Inc.	878	21
Horace Mann Educators Corp.	2,376	32
International Assets Holding Corp. (Æ)	667	10
International Bancshares Corp.	4,256	90
Invesco Mortgage Capital, Inc. (ö)	747	17
Investors Bancorp, Inc. (Æ)	2,930	38
Investors Real Estate Trust (ö)	1,100	10
iStar Financial, Inc. (Æ)(ö)	2,579	10
Kansas City Life Insurance Co.	399	12
Kearny Financial Corp.	1,400	14
Kite Realty Group Trust (ö)	1,100	5
LaBranche & Co., Inc. (Æ)	4,518	21
Lakeland Bancorp, Inc.	907	7
Lakeland Financial Corp.	700	12
Lexington Realty Trust (ö)	12,483	74
Life Partners Holdings, Inc.	815	17
LTC Properties, Inc. (ö)	525	14
Maiden Holdings, Ltd.	2,261	16
MainSource Financial Group, Inc.	1,440	9
Max Capital Group, Ltd.	2,757	67
MCG Capital Corp. (Æ)	8,476	43
Meadowbrook Insurance Group, Inc.	500	4
Medical Properties Trust, Inc. (ö)	8,102	83
MFA Financial, Inc. (ö)	13,465	98
Mid-America Apartment Communities, Inc. (ö)	200	10
Montpelier Re Holdings, Ltd.	5,421	96
National Financial Partners Corp. (Æ)	3,478	40
National Health Investors, Inc. (ö)	1,217	42
National Retail Properties, Inc. (ö)	2,659	56
NBT Bancorp, Inc.	2,268	48
Nelnet, Inc. Class A	458	7
Northwest Bancshares, Inc.	5,900	70
OceanFirst Financial Corp.	900	9
Ocwen Financial Corp. (Æ)	6,671	72
Omega Healthcare Investors, Inc. (ö)	800	15
Oppenheimer Holdings, Inc.	386	10
optionsXpress Holdings, Inc.	4,862	77
Oriental Financial Group, Inc.	4,373	48
Park National Corp.	497	27
PennantPark Investment Corp.	2,555	26

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pennsylvania Real Estate Investment Trust (ö)	5,655	57
Penson Worldwide, Inc. (Æ)	2,385	22
Peoples Bancorp, Inc.	1,200	17
PHH Corp. (Æ)	439	8
Phoenix Cos., Inc. (The) (Æ)	2,600	6
Platinum Underwriters Holdings, Ltd.	3,049	114
PMA Capital Corp. Class A (Æ)	3,140	18
ProAssurance Corp. (Æ)	2,089	111
Prospect Capital Corp.	1,400	16
Prosperity Bancshares, Inc.	2,829	118
Provident Financial Services, Inc.	536	6
Provident New York Bancorp	325	3
PS Business Parks, Inc. (ö)	1,155	57
RAIT Financial Trust (Æ)(ö)	3,809	6
Ramco-Gershenson Properties Trust (ö)	700	7
Republic Bancorp, Inc. Class A	2,020	34
Resource Capital Corp. (ö)	4,300	27
Santander BanCorp (Æ)	1,098	13
Saul Centers, Inc. (ö)	634	23
SeaBright Insurance Holdings, Inc. (Æ)	2,692	28
Signature Bank NY (Æ)	620	23
Simmons First National Corp. Class A	921	24
Southside Bancshares, Inc.	1,693	34
Southwest Bancorp, Inc.	1,050	8
Sterling Bancorp	400	3
Sterling Bancshares, Inc.	801	4
Suffolk Bancorp	1,206	34
Sun Communities, Inc. (ö)	3,540	68
Sunstone Hotel Investors, Inc. (Æ)(ö)	2,394	21
SY Bancorp, Inc.	419	9
Texas Capital Bancshares, Inc. (Æ)	1,579	27
Tower Bancorp, Inc.	124	3
TowneBank	1,051	13
TradeStation Group, Inc. (Æ)	3,538	24
Trustco Bank Corp. NY	3,420	21
Trustmark Corp.	2,494	57
U-Store-It Trust (ö)	5,936	39
UMB Financial Corp.	1,059	41
United Bankshares, Inc.	2,507	62
United Financial Bancorp, Inc.	300	4
Univest Corp. of Pennsylvania	200	3
Webster Financial Corp.	4,400	70
WesBanco, Inc.	2,745	42
Westamerica Bancorporation	200	11
Westwood Holdings Group, Inc.	320	12
Wilshire Bancorp, Inc.	2,830	27
Winthrop Realty Trust (Æ)	400	5
Wintrust Financial Corp.	900	31
World Acceptance Corp. (Æ)	400	17
WSFS Financial Corp.	133	4
		5,616

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.7%
Adolor Corp. (Æ)	3,700	6
Affymetrix, Inc. (Æ)	11,247	82
Air Methods Corp. (Æ)	1,599	43
Albany Molecular Research, Inc. (Æ)	6,361	57
Alliance HealthCare Services, Inc. (Æ)	5,479	27
Amedisys, Inc. (Æ)	100	6
American Dental Partners, Inc. (Æ)	383	5
American Medical Systems Holdings, Inc. (Æ)	3,690	67
AMERIGROUP Corp. Class A (Æ)	6,110	161
Amicus Therapeutics, Inc. (Æ)	1,300	4
AMN Healthcare Services, Inc. (Æ)	2,685	25
Amsurg Corp. Class A (Æ)	400	8
Analogic Corp.	80	3
Arena Pharmaceuticals, Inc. (Æ)	1,659	5
Ariad Pharmaceuticals, Inc. (Æ)	7,900	20
Arqule, Inc. (Æ)	3,700	12
Assisted Living Concepts, Inc. (Æ)	100	3
Biodel, Inc. (Æ)	800	3
BioMimetic Therapeutics, Inc. (Æ)	410	5
BioScrip, Inc. (Æ)	1,600	12
Bruker Corp. (Æ)	9,163	115
Cadence Pharmaceuticals, Inc. (Æ)	1,766	15
Cambrex Corp. (Æ)	500	2
Cantel Medical Corp.	2,930	57
Cardiac Science Corp. (Æ)	2,100	4
Celera Corp. (Æ)	1,856	11
Celldex Therapeutics, Inc. (Æ)	4,681	24
Chelsea Therapeutics International, Inc. (Æ)	517	1
Chemed Corp.	728	39
China-Biotics, Inc. (Æ)	400	7
Clinical Data, Inc. (Æ)	500	9
Conmed Corp. (Æ)	891	20
Continucare Corp. (Æ)	1,100	5
Cornerstone Therapeutics, Inc. (Æ)	1,100	6
Corvel Corp. (Æ)	600	19
Cyberonics, Inc. (Æ)	906	16
Cynosure, Inc. Class A (Æ)	411	4
Cytokinetics, Inc. (Æ)	5,500	17
Delcath Systems, Inc. (Æ)	1,200	6
Depomed, Inc. (Æ)	3,100	9
DexCom, Inc. (Æ)	3,513	32
Durect Corp. (Æ)	1,100	3
Emergency Medical Services Corp. Class A (Æ)	1,200	63
Emergent Biosolutions, Inc. (Æ)	2,077	30
Endologix, Inc. (Æ)	2,300	8
Enzon Pharmaceuticals, Inc. (Æ)	7,063	66
ev3, Inc. (Æ)	2,224	32
Exelixis, Inc. (Æ)	11,272	73

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Facet Biotech Corp. (Æ)	2,320	38
Genomic Health, Inc. (Æ)	100	2
Genoptix, Inc. (Æ)	600	20
Geron Corp. (Æ)	1,539	9
Haemonetics Corp. (Æ)	920	49
Healthsouth Corp. (Æ)	6,892	119
Healthspring, Inc. (Æ)	4,204	77
Hi-Tech Pharmacal Co., Inc. (Æ)	1,124	24
Human Genome Sciences, Inc. (Æ)	3,599	101
ICU Medical, Inc. (Æ)	1,656	57
Idenix Pharmaceuticals, Inc. (Æ)	600	2
Immunogen, Inc. (Æ)	3,073	20
Immunomedics, Inc. (Æ)	4,300	16
Impax Laboratories, Inc. (Æ)	2,100	32
Incyte Corp., Ltd. (Æ)	4,200	45
Inspire Pharmaceuticals, Inc. (Æ)	1,700	11
Integra LifeSciences Holdings Corp. (Æ)	400	16
Invacare Corp.	5,828	159
ISTA Pharmaceuticals, Inc. (Æ)	1,189	4
Javelin Pharmaceuticals, Inc. (Æ)	2,057	3
Kensey Nash Corp. (Æ)	1,244	27
Kindred Healthcare, Inc. (Æ)	3,661	64
KV Pharmaceutical Co. Class A (Æ)	2,200	7
LHC Group, Inc. (Æ)	700	21
MAKO Surgical Corp. (Æ)	700	9
MAP Pharmaceuticals, Inc. (Æ)	1,100	15
Matrixx Initiatives, Inc. (Æ)	3,100	14
Maxygen, Inc. (Æ)	517	3
Medcath Corp. (Æ)	1,710	12
Medivation, Inc. (Æ)	1,332	48
Merit Medical Systems, Inc. (Æ)	633	9
Molina Healthcare, Inc. (Æ)	353	8
Myriad Pharmaceuticals, Inc. (Æ)	3,319	16
Nabi Biopharmaceuticals (Æ)	1,358	7
Nektar Therapeutics (Æ)	2,800	35
Neogen Corp. (Æ)	300	7
Neurocrine Biosciences, Inc. (Æ)	1,643	4
NeurogesX, Inc. (Æ)	400	3
Nighthawk Radiology Holdings, Inc. (Æ)	3,400	10
NPS Pharmaceuticals, Inc. (Æ)	4,660	16
NxStage Medical, Inc. (Æ)	3,982	42
Obagi Medical Products, Inc. (Æ)	1,590	16
Odyssey HealthCare, Inc. (Æ)	1,526	27
OraSure Technologies, Inc. (Æ)	2,405	13
Orexigen Therapeutics, Inc. (Æ)	3,600	23
Orthofix International NV (Æ)	1,165	40
Pain Therapeutics, Inc. (Æ)	2,530	15
Par Pharmaceutical Cos., Inc. (Æ)	4,000	100
PDL BioPharma, Inc.	11,771	82
Protalix BioTherapeutics, Inc. (Æ)	800	5
PSS World Medical, Inc. (Æ)	6,688	141
Psychiatric Solutions, Inc. (Æ)	1,409	30

	Principal Amount ($) or Shares	Market Value $
Questcor Pharmaceuticals, Inc. (Æ)	12,055	56
RehabCare Group, Inc. (Æ)	2,545	71
Res-Care, Inc. (Æ)	2,032	19
RTI Biologics, Inc. (Æ)	806	3
Santarus, Inc. (Æ)	2,200	9
Sciclone Pharmaceuticals, Inc. (Æ)	5,000	16
Seattle Genetics, Inc. (Æ)	6,017	61
Sirona Dental Systems, Inc. (Æ)	1,200	43
Somanetics Corp. (Æ)	2,222	38
Stereotaxis, Inc. (Æ)	705	3
STERIS Corp.	5,563	176
SurModics, Inc. (Æ)	2,112	41
Symmetry Medical, Inc. (Æ)	1,700	15
Synovis Life Technologies, Inc. (Æ)	200	3
Synta Pharmaceuticals Corp. (Æ)	1,100	4
Triple-S Management Corp. (Æ)	1,200	21
Vical, Inc. (Æ)	8,189	27
Viropharma, Inc. (Æ)	6,158	77
Vivus, Inc. (Æ)	457	4
WellCare Health Plans, Inc. (Æ)	459	12
		3,619
Industrials - 15.5%
AAON, Inc.	859	18
AAR Corp. (Æ)	1,600	36
ACCO Brands Corp. (Æ)	3,219	23
Acuity Brands, Inc.	100	4
Administaff, Inc. Series 2000-B Class A	1,732	31
Air Transport Services Group, Inc. (Æ)	1,000	3
Alaska Air Group, Inc. (Æ)	3,689	129
Altra Holdings, Inc. (Æ)	3,245	37
Amerco, Inc. (Æ)	466	24
American Railcar Industries, Inc.	300	3
American Woodmark Corp.	1,981	37
Ampco-Pittsburgh Corp.	1,182	30
AO Smith Corp.	2,650	120
Apogee Enterprises, Inc.	4,762	68
Argon ST, Inc. (Æ)	770	19
ATC Technology Corp. (Æ)	3,733	84
Atlas Air Worldwide Holdings, Inc. (Æ)	4,003	180
Avis Budget Group, Inc. (Æ)	9,350	98
Beacon Roofing Supply, Inc. (Æ)	3,036	53
CBIZ, Inc. (Æ)	3,851	24
CDI Corp.	565	8
Celadon Group, Inc. (Æ)	2,494	30
Ceradyne, Inc. (Æ)	2,518	57
Chart Industries, Inc. (Æ)	2,785	57
CIRCOR International, Inc.	1,778	55
Colfax Corp. (Æ)	300	3
Comfort Systems USA, Inc.	3,564	42
Consolidated Graphics, Inc. (Æ)	122	5

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cornell Cos., Inc. (Æ)	800	15
Cubic Corp.	924	32
DHT Maritime, Inc.	3,051	11
DigitalGlobe, Inc. (Æ)	1,013	24
Dollar Thrifty Automotive Group, Inc. (Æ)	3,129	94
Ducommun, Inc.	200	4
Dycom Industries, Inc. (Æ)	7,065	64
Dynamex, Inc. (Æ)	180	3
DynCorp International, Inc. Class A (Æ)	3,511	39
EMCOR Group, Inc. (Æ)	3,146	72
EnergySolutions, Inc.	1,798	11
EnerSys (Æ)	7,044	161
Ennis, Inc.	800	12
EnPro Industries, Inc. (Æ)	4,309	119
Federal Signal Corp.	497	4
Force Protection, Inc. (Æ)	15,292	82
FuelCell Energy, Inc. (Æ)	6,141	17
G&K Services, Inc. Class A	300	8
GenCorp, Inc. (Æ)	2,100	9
Global Cash Access Holdings, Inc. (Æ)	17,651	132
GrafTech International, Ltd. (Æ)	11,373	142
Graham Corp.	1,305	21
Great Lakes Dredge & Dock Corp.	3,600	16
Greenbrier Cos., Inc. (Æ)	610	6
H&E Equipment Services, Inc. (Æ)	3,582	35
Hawaiian Holdings, Inc. (Æ)	13,808	107
Heartland Express, Inc.	5,701	87
Herman Miller, Inc.	3,858	70
Hexcel Corp. (Æ)	2,100	23
HNI Corp.	123	3
Houston Wire & Cable Co.	2,433	30
infoGROUP, Inc. (Æ)	10,388	83
Insteel Industries, Inc.	2,299	23
Interface, Inc. Class A	2,358	20
Interline Brands, Inc. (Æ)	1,247	22
Interval Leisure Group, Inc. (Æ)	1,194	17
Kadant, Inc. (Æ)	2,548	35
Kelly Services, Inc. Class A (Æ)	454	7
Kforce, Inc. (Æ)	790	11
Knoll, Inc.	613	7
LB Foster Co. Class A (Æ)	531	16
Lincoln Educational Services Corp. (Æ)	680	15
LSB Industries, Inc. (Æ)	1,858	26
M&F Worldwide Corp. (Æ)	810	26
Marten Transport, Ltd. (Æ)	1,789	34
Mueller Industries, Inc.	925	21
Mueller Water Products, Inc. Class A	1,000	5
NACCO Industries, Inc. Class A	200	9
National Presto Industries, Inc.	636	80
Navigant Consulting, Inc. (Æ)	2,731	32
Net 1 UEPS Technologies, Inc. (Æ)	1,870	33
Nordson Corp.	2,057	135

	Principal Amount ($) or Shares	Market Value $
On Assignment, Inc. (Æ)	2,001	13
Orion Marine Group, Inc. (Æ)	500	9
Powell Industries, Inc. (Æ)	73	2
Providence Service Corp. (The) (Æ)	1,200	15
Robbins & Myers, Inc.	2,319	56
Saia, Inc. (Æ)	1,397	18
Sauer-Danfoss, Inc. (Æ)	1,830	22
Schawk, Inc. Class A	200	3
SFN Group, Inc. (Æ)	12,577	99
Skywest, Inc.	9,368	138
Standard Parking Corp. (Æ)	1,688	28
Standard Register Co. (The)	2,640	15
Standex International Corp.	705	18
Steiner Leisure, Ltd. (Æ)	2,200	95
Sterling Construction Co., Inc. (Æ)	1,100	22
SYKES Enterprises, Inc. (Æ)	638	15
TAL International Group, Inc.	1,300	24
Tecumseh Products Co. Class A (Æ)	1,327	17
Towers Watson & Co. Class A	2,872	127
Tredegar Corp.	3,253	55
Twin Disc, Inc.	2,300	25
United Rentals, Inc. (Æ)	11,900	90
United Stationers, Inc. (Æ)	400	23
US Ecology, Inc. (Æ)	783	12
Viad Corp.	1,268	24
VSE Corp.	200	9
Waste Services, Inc. (Æ)	1,716	17
Watts Water Technologies, Inc. Class A	588	17
		4,396
Information Technology - 20.4%
3PAR, Inc. (Æ)	2,300	21
ACI Worldwide, Inc. (Æ)	3,997	73
Actel Corp. (Æ)	1,627	21
Actuate Corp. (Æ)	800	4
Acxiom Corp. (Æ)	11,565	195
ADC Telecommunications, Inc. (Æ)	20,035	127
Agilysys, Inc.	3,500	38
American Reprographics Co. (Æ)	1,440	10
Amkor Technology, Inc. (Æ)	23,208	140
Anaren, Inc. (Æ)	1,134	14
Applied Signal Technology, Inc.	1,148	21
Ariba, Inc. (Æ)	2,008	24
Arris Group, Inc. (Æ)	15,251	157
Art Technology Group, Inc. (Æ)	6,210	25
Aruba Networks, Inc. (Æ)	1,800	21
Atheros Communications, Inc. (Æ)	800	29
Aviat Networks, Inc. (Æ)	11,556	71
Benchmark Electronics, Inc. (Æ)	8,892	176
BigBand Networks, Inc. (Æ)	3,700	11
Black Box Corp.	1,065	31

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Brady Corp. Class A	971	27
Brightpoint, Inc. (Æ)	13,055	93
Checkpoint Systems, Inc. (Æ)	1,236	26
Ciber, Inc. (Æ)	1,614	6
Cirrus Logic, Inc. (Æ)	1,207	9
Cognex Corp.	200	4
Cogo Group, Inc. (Æ)	3,037	21
Coherent, Inc. (Æ)	318	10
Compellent Technologies, Inc. (Æ)	900	14
Cray, Inc. (Æ)	6,044	32
CTS Corp.	1,145	9
Cybersource Corp. (Æ)	2,350	40
Digi International, Inc. (Æ)	3,909	40
DivX, Inc. (Æ)	2,500	15
DSP Group, Inc. (Æ)	4,080	30
Earthlink, Inc.	18,572	155
Electro Rent Corp.	300	4
Electro-Optical Sciences, Inc. (Æ)	1,685	16
Entegris, Inc. (Æ)	3,987	18
EPIQ Systems, Inc. (Æ)	250	3
eResearchTechnology, Inc. (Æ)	3,299	20
Euronet Worldwide, Inc. (Æ)	2,300	42
Forrester Research, Inc. (Æ)	3,519	105
GSI Commerce, Inc. (Æ)	2,521	63
Harmonic, Inc. (Æ)	4,200	28
iGate Corp.	2,130	19
Informatica Corp. (Æ)	3,779	96
Infospace, Inc. (Æ)	780	8
Insight Enterprises, Inc. (Æ)	2,322	30
InterDigital, Inc. (Æ)	6,229	160
Internap Network Services Corp. (Æ)	7,813	39
IRIS International, Inc. (Æ)	800	9
j2 Global Communications, Inc. (Æ)	284	6
Jack Henry & Associates, Inc.	2,400	54
JDA Software Group, Inc. (Æ)	2,551	72
Kenexa Corp. (Æ)	3,632	36
L-1 Identity Solutions, Inc. Class 1 (Æ)	1,930	16
Lattice Semiconductor Corp. (Æ)	2,100	6
Lawson Software, Inc. (Æ)	19,138	115
Lionbridge Technologies, Inc. (Æ)	1,106	4
LivePerson, Inc. (Æ)	1,900	13
LoopNet, Inc. (Æ)	744	7
Manhattan Associates, Inc. (Æ)	3,391	86
MAXIMUS, Inc.	416	24
Methode Electronics, Inc.	8,238	103
Micrel, Inc.	1,005	10
MicroStrategy, Inc. Class A (Æ)	1,016	90
MIPS Technologies, Inc. Class A (Æ)	4,054	17
Multi-Fineline Electronix, Inc. (Æ)	1,467	32
Ness Technologies, Inc. (Æ)	2,789	16
Netgear, Inc. (Æ)	625	16
Netscout Systems, Inc. (Æ)	1,825	27

	Principal Amount ($) or Shares	Market Value $
NIC, Inc.	2,078	16
Oplink Communications, Inc. (Æ)	900	14
OSI Systems, Inc. (Æ)	2,564	79
PC-Telephone, Inc. (Æ)	3,017	18
Pegasystems, Inc.	795	29
Perficient, Inc. (Æ)	2,800	31
Pericom Semiconductor Corp. (Æ)	4,762	45
Photronics, Inc. (Æ)	11,876	52
Plantronics, Inc.	300	9
Plexus Corp. (Æ)	465	16
Powerwave Technologies, Inc. (Æ)	14,440	17
Progress Software Corp. (Æ)	3,431	96
Quantum Corp. (Æ)	23,000	57
Quest Software, Inc. (Æ)	3,382	57
Radiant Systems, Inc. (Æ)	400	4
RF Micro Devices, Inc. (Æ)	38,883	164
Riverbed Technology, Inc. (Æ)	5,483	149
S1 Corp. (Æ)	8,240	51
Safeguard Scientifics, Inc. (Æ)	800	9
SAVVIS, Inc. (Æ)	5,121	72
Scansource, Inc. (Æ)	3,533	92
Semtech Corp. (Æ)	4,175	66
Silicon Graphics International Corp. (Æ)	1,553	17
Silicon Storage Technology, Inc. (Æ)	14,400	46
SMART Modular Technologies WWH, Inc. (Æ)	4,600	29
SonicWALL, Inc. (Æ)	7,953	64
SRA International, Inc. Class A (Æ)	1,500	29
Stoneridge, Inc. (Æ)	2,057	17
Switch & Data Facilities Co., Inc. (Æ)	900	16
Symmetricom, Inc. (Æ)	7,285	43
SYNNEX Corp. (Æ)	3,276	94
Technitrol, Inc.	4,330	19
Tekelec (Æ)	7,347	121
TeleTech Holdings, Inc. (Æ)	7,380	129
Tessera Technologies, Inc. (Æ)	8,149	146
TIBCO Software, Inc. (Æ)	16,647	153
TNS, Inc. (Æ)	400	9
TriQuint Semiconductor, Inc. (Æ)	9,456	68
TTM Technologies, Inc. (Æ)	6,064	52
Tyler Technologies, Inc. (Æ)	2,200	40
Unisys Corp. (Æ)	3,429	120
ValueClick, Inc. (Æ)	15,216	144
VeriFone Holdings, Inc. (Æ)	500	10
Virtusa Corp. (Æ)	310	3
Volterra Semiconductor Corp. (Æ)	560	12
Web.com Group, Inc. (Æ)	1,217	6
Websense, Inc. (Æ)	1,000	21
Wright Express Corp. (Æ)	3,290	93
		5,794

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 5.7%
A Schulman, Inc.	4,180	98
Boise, Inc. (Æ)	5,400	26
Brush Engineered Materials, Inc. (Æ)	800	16
Buckeye Technologies, Inc. (Æ)	10,922	121
Bway Holding Co. (Æ)	1,600	24
Clearwater Paper Corp. (Æ)	957	46
Darling International, Inc. (Æ)	15,465	125
Glatfelter	5,738	77
Graphic Packaging Holding Co. (Æ)	1,100	4
HB Fuller Co.	2,288	48
Headwaters, Inc. (Æ)	3,900	19
Hecla Mining Co. (Æ)	1,200	6
Innophos Holdings, Inc.	959	22
Innospec, Inc.	300	3
John Bean Technologies Corp.	400	7
Kaiser Aluminum Corp.	500	17
Lawson Products, Inc.	319	6
Minerals Technologies, Inc.	44	2
Myers Industries, Inc.	1,064	10
NewMarket Corp.	950	85
Olin Corp.	3,031	53
OM Group, Inc. (Æ)	2,297	79
Omnova Solutions, Inc. (Æ)	4,800	29
PolyOne Corp. (Æ)	12,624	100
Rock-Tenn Co. Class A	944	40
Schweitzer-Mauduit International, Inc.	1,588	73
Sensient Technologies Corp.	3,966	105
ShengdaTech, Inc. (Æ)	482	3
Silgan Holdings, Inc.	750	43
Spartech Corp. (Æ)	4,004	41
Stepan Co.	916	44
Stillwater Mining Co. (Æ)	6,674	76
Wausau Paper Corp. (Æ)	1,590	13
Westmoreland Coal Co. (Æ)	1,200	13
Worthington Industries, Inc.	4,463	71
WR Grace & Co. (Æ)	2,275	66
		1,611
Telecommunication Services - 1.3%
AboveNet, Inc. (Æ)	75	5
Cogent Communications Group, Inc. (Æ)	1,761	17
General Communication, Inc. Class A (Æ)	7,378	41
Global Crossing, Ltd. (Æ)	3,945	56
Knology, Inc. (Æ)	2,800	32
PAETEC Holding Corp. (Æ)	15,710	62
Premiere Global Services, Inc. (Æ)	384	3

	Principal Amount ($) or Shares	Market Value $
RCN Corp. (Æ)	7,420	81
USA Mobility, Inc.	6,496	73
		370
Utilities - 2.9%
Avista Corp.	4,998	102
California Water Service Group	436	16
Central Vermont Public Service Corp.	181	3
Chesapeake Utilities Corp.	100	3
El Paso Electric Co. (Æ)	2,707	54
Idacorp, Inc.	3,957	131
New Jersey Resources Corp.	1,144	42
Northwest Natural Gas Co.	2,060	90
NorthWestern Corp.	2,927	73
PNM Resources, Inc.	4,900	60
Portland General Electric Co.	501	9
South Jersey Industries, Inc.	780	31
Southwest Gas Corp.	4,096	117
Unisource Energy Corp.	3,318	97
		828
Total Common Stocks (cost $25,039)		28,575
Short-Term Investments - 0.2%
SSgA Prime Money Market Fund	58,796	59
Total Short-Term Investments (cost $59)		59
Total Investments - 100.7% (identified cost $25,098)		28,634
Other Assets and Liabilities, Net - (0.7%)		(206)
Net Assets - 100.0%		28,428

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciaion (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME)	1	USD	63	03/10	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1

Presentation of Portfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$4,079	$—	$—	$4,079	14.3
Consumer Staples	908	—	—	908	3.2
Energy	1,354	—	—	1,354	4.8
Financials	5,616	—	—	5,616	19.7
Health Care	3,619	—	—	3,619	12.7
Industrials	4,396	—	—	4,396	15.5
Information Technology	5,794	—	—	5,794	20.4
Materials	1,611	—	—	1,611	5.7
Telecommunication Services	370	—	—	370	1.3
Utilities	828	—	—	828	2.9
Short-Term Investments	59	—	—	59	0.2
Total Investments	28,634	—	—	28,634	100.7
Other Assets and Liabilities, Net					(0.7)
					100.0
Futures Contracts	1	—	—	1	— *
Total Other Financial Instruments**	1	—	—	1

* Less than .05% of net assets.

** Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

This page has been intentionally left blank.

SSgA
Directional Core Equity Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,052.50	$1,015.37
Expenses Paid During Period *	$9.67	$9.49

* Expenses are equal to the Fund's expense ratio of 1.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

This page has been intentionally left blank.

SSgA
Directional Core Equity Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.9%
Consumer Discretionary - 13.0%
Aeropostale, Inc. (Æ)	305	11
Autoliv, Inc. (Æ)	259	12
Best Buy Co., Inc.	772	28
Big Lots, Inc. (Æ)	652	22
Coach, Inc.	403	15
Dillard's, Inc. Class A (Û)	2,280	38
DISH Network Corp. Class A	1,753	35
Dollar Tree, Inc. (Æ)	456	25
Expedia, Inc.	612	14
Ford Motor Co. (Æ)	1,378	16
Gannett Co., Inc.	1,053	16
Garmin, Ltd. (Û)	1,211	39
Hanesbrands, Inc. (Æ)	465	12
Jarden Corp.	420	13
Johnson Controls, Inc.	616	19
Kohl's Corp. (Æ)	374	20
Leggett & Platt, Inc.	548	10
Limited Brands, Inc.	731	16
Macy's, Inc. (Û)	2,434	47
Mattel, Inc. (Û)	1,562	34
NVR, Inc. (Æ)	34	24
Ross Stores, Inc.	609	30
Sears Holdings Corp. (Æ)	120	12
Staples, Inc.	807	21
Starbucks Corp. (Æ)	1,474	34
Target Corp.	824	42
Whirlpool Corp.	146	12
		617
Consumer Staples - 6.3%
Coca-Cola Co. (The)	391	21
Del Monte Foods Co. (Û)	4,630	54
Dr Pepper Snapple Group, Inc. (Û)	1,032	33
Estee Lauder Cos., Inc. (The) Class A	862	52
Herbalife, Ltd.	385	15
Procter & Gamble Co. (The) (Û)	791	50
Sara Lee Corp.	1,476	20
Tyson Foods, Inc. Class A	2,102	36
Wal-Mart Stores, Inc.	322	17
		298
Energy - 6.5%
Chevron Corp. (Û)	386	28
Exxon Mobil Corp. (Û)	1,591	103
Nabors Industries, Ltd. (Æ)	535	12
National Oilwell Varco, Inc.	1,261	55
Oil States International, Inc. (Æ)	806	35
Schlumberger, Ltd.	528	32
World Fuel Services Corp. (Û)	1,610	42
		307

	Principal Amount ($) or Shares	Market Value $
Financials - 15.1%
Aflac, Inc.	403	20
Allied World Assurance Co. Holdings, Ltd. (Û)	1,478	68
American Express Co. (Û)	1,594	61
Ameriprise Financial, Inc.	363	15
Annaly Capital Management, Inc. (ö)(Û)	2,002	37
Bank of America Corp. (Û)	2,887	48
Citigroup, Inc. (Æ)	4,072	14
East West Bancorp, Inc.	1,486	26
Goldman Sachs Group, Inc. (The) (Û)	318	50
International Bancshares Corp. (Û)	1,427	30
JPMorgan Chase & Co. (Û)	2,008	84
M&T Bank Corp.	161	13
New York Community Bancorp, Inc.	1,817	28
PNC Financial Services Group, Inc.	845	46
Prosperity Bancshares, Inc.	1,051	44
Prudential Financial, Inc.	408	21
US Bancorp	1,642	40
Wells Fargo & Co. (Û)	2,790	76
		721
Health Care - 14.7%
Amedisys, Inc. (Æ)	886	51
AmerisourceBergen Corp. Class A	640	18
Cardinal Health, Inc. (Û)	1,728	59
Cephalon, Inc. (Æ)	176	12
Coventry Health Care, Inc. (Æ)(Û)	1,175	27
Forest Laboratories, Inc. (Æ)	2,033	61
Hospira, Inc. (Æ)	525	27
Humana, Inc. (Æ)	792	38
Johnson & Johnson (Û)	824	52
Kinetic Concepts, Inc. (Æ)(Û)	1,465	61
Life Technologies Corp. (Æ)	551	28
Medco Health Solutions, Inc. (Æ)	376	24
Medtronic, Inc.	1,021	44
Merck & Co., Inc.	378	14
Pfizer, Inc. (Û)	6,801	119
United Therapeutics Corp. (Æ)	365	21
Warner Chilcott PLC Class A (Æ)	1,648	45
		701
Industrials - 8.7%
Career Education Corp. (Æ)(Û)	886	25
Eaton Corp.	413	28
EMCOR Group, Inc. (Æ)(Û)	1,865	43
General Electric Co. (Û)	4,640	74
Hubbell, Inc. Class B (Û)	1,453	68
Illinois Tool Works, Inc.	717	33
Ingersoll-Rand PLC (Û)	1,446	46
Oshkosh Corp. (Æ)	371	14
Parker Hannifin Corp.	459	28

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
RR Donnelley & Sons Co.	848	17
Snap-On, Inc.	249	10
Timken Co.	598	16
United Technologies Corp.	210	14
		416
Information Technology - 25.6%
Apple, Inc. (Æ)(Û)	325	67
Arris Group, Inc. (Æ)(Û)	6,336	65
Avnet, Inc. (Æ)(Û)	2,274	63
Cisco Systems, Inc. (Æ)(Û)	1,520	37
Computer Sciences Corp. (Æ)	981	51
Dell, Inc. (Æ)(Û)	1,618	21
EMC Corp. (Æ)(Û)	2,960	52
Global Payments, Inc.	247	11
Google, Inc. Class A (Æ)	107	56
Harris Corp.	1,350	61
Hewitt Associates, Inc. Class A (Æ)	662	25
Hewlett-Packard Co. (Û)	1,541	78
Intel Corp.	1,262	26
International Business Machines Corp.	1,078	137
Lender Processing Services, Inc.	1,284	49
Micron Technology, Inc. (Æ)(Û)	2,980	27
Microsoft Corp. (Û)	5,708	164
Oracle Corp. (Û)	2,123	52
Seagate Technology (Æ)	1,139	23
Skyworks Solutions, Inc. (Æ)(Û)	1,886	29
Symantec Corp. (Æ)	921	15
Tech Data Corp. (Æ)(Û)	805	35
Texas Instruments, Inc. (Û)	649	16
Western Digital Corp. (Æ)(Û)	889	34
Xerox Corp. (Û)	2,574	24
		1,218
Materials - 3.8%
Cabot Corp.	795	23
Eastman Chemical Co.	367	22
International Paper Co. (Û)	2,046	47
Lubrizol Corp.	161	13
Nalco Holding Co.	1,051	25
Reliance Steel & Aluminum Co.	374	17
RPM International, Inc.	853	16
Walter Energy, Inc. Class A	245	19
		182
Telecommunication Services - 0.9%
AT&T, Inc. (Û)	1,165	29
Verizon Communications, Inc.	403	12
		41

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.3%
Constellation Energy Group, Inc. (Û)	1,936	68
DTE Energy Co.	954	41
		109
Total Common Stocks (cost $4,179)		4,610
Short-Term Investments - 4.0%
SSgA Prime Money Market Fund	189,691	190
Total Short-Term Investments (cost $190)		190
Total Investments - 100.9% (identified cost $4,369)		4,800
Securities Sold Short - (29.4%)
Consumer Discretionary - (1.0%)
Interactive Data Corp.	(1,522)	(46)
Consumer Staples - (1.0%)
CVS Caremark Corp.	(520)	(18)
Mead Johnson Nutrition Co.	(583)	(28)
		(46)
Financials - (5.5%)
Fidelity National Financial, Inc. Class A	(3,239)	(46)
First Horizon National Corp. (Æ)	(3,091)	(40)
HCP, Inc. (ö)	(971)	(28)
Huntington Bancshares, Inc.	(5,774)	(28)
Marsh & McLennan Cos., Inc.	(1,580)	(37)
Marshall & Ilsley Corp.	(5,312)	(38)
TFS Financial Corp.	(3,531)	(45)
		(262)
Health Care - (5.9%)
Celgene Corp. (Æ)	(644)	(38)
Genzyme Corp. (Æ)	(552)	(32)
Illumina, Inc. (Æ)	(999)	(36)
Masimo Corp. (Æ)	(1,655)	(46)
Pharmaceutical Product Development, Inc.	(2,040)	(43)
Salix Pharmaceuticals, Ltd. (Æ)	(1,642)	(47)
VCA Antech, Inc. (Æ)	(1,665)	(40)
		(282)
Industrials - (3.4%)
AGCO Corp. (Æ)	(1,214)	(42)
Kaydon Corp.	(1,171)	(38)
Monster Worldwide, Inc. (Æ)	(2,851)	(40)
USG Corp. (Æ)	(3,290)	(44)
		(164)

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - (9.0%)
Activision Blizzard, Inc.	(4,424)	(47)
Autodesk, Inc. (Æ)	(1,524)	(42)
Brocade Communications Systems, Inc. (Æ)	(5,973)	(35)
Ciena Corp. (Æ)	(3,292)	(47)
Concur Technologies, Inc. (Æ)	(1,185)	(47)
Electronic Arts, Inc. (Æ)	(2,537)	(42)
Formfactor, Inc. (Æ)	(2,417)	(40)
Itron, Inc. (Æ)	(604)	(40)
MEMC Electronic Materials, Inc. (Æ)	(3,393)	(41)
TiVo, Inc. (Æ)	(4,869)	(45)
		(426)
Materials - (2.8%)
Martin Marietta Materials, Inc.	(572)	(45)
Monsanto Co.	(235)	(17)

	Principal Amount ($) or Shares	Market Value $
United States Steel Corp.	(641)	(34)
Vulcan Materials Co.	(908)	(39)
		(135)
Utilities - (0.8%)
Piedmont Natural Gas Co., Inc.	(1,447)	(37)
Total Securities Sold Short (proceeds $1,397)		(1,398)
Other Assets and Liabilities, Net - 28.5%		1,356
Net Assets - 100.0%		4,758

Presentation of Porfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$617	$—	$—	$617	13.0
Consumer Staples	298	—	—	298	6.3
Energy	307	—	—	307	6.5
Financials	721	—	—	721	15.1
Health Care	701	—	—	701	14.7
Industrials	416	—	—	416	8.7
Information Technology	1,218	—	—	1,218	25.6
Materials	182	—	—	182	3.8
Telecommunication Services	41	—	—	41	0.9
Utilities	109	—	—	109	2.3
Short-Term Investments	190	—	—	190	4.0
Total Investments	4,800	—	—	4,800	100.9
Securities Sold Short	(1,398)	—	—	(1,398)	(29.4)
Other Assets and Liabilities, Net					28.5
					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

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SSgA
Core Edge Equity Fund

Shareholder Expense Example — February 28, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2009 to February 28, 2010.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2009	$1,000.00	$1,000.00
Ending Account Value February 28, 2010	$1,064.90	$1,015.03
Expenses Paid During Period *	$10.09	$9.84

* Expenses are equal to the Fund's expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the advisor. Includes amounts waived and/or reimbursed by the investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

Core Edge Equity Fund

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SSgA
Core Edge Equity Fund

Schedule of Investments — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 129.7%
Consumer Discretionary - 24.0%
Aeropostale, Inc. (Æ)	2,015	71
Apollo Group, Inc. Class A (Æ)(Û)	1,322	79
AutoNation, Inc. (Æ)(Û)	2,766	49
Bed Bath & Beyond, Inc. (Æ)	916	38
Big Lots, Inc. (Æ)(Û)	2,597	87
Carter's, Inc. (Æ)(Û)	1,199	34
Cooper Tire & Rubber Co.	557	10
Corinthian Colleges, Inc. (Æ)(Û)	5,217	85
Dillard's, Inc. Class A	2,667	45
Dollar Tree, Inc. (Æ)(Û)	735	41
Ford Motor Co. (Æ)(Û)	8,749	103
Gap, Inc. (The) (Û)	3,981	86
Garmin, Ltd. (Û)	1,557	50
H&R Block, Inc. (Û)	3,460	60
Hanesbrands, Inc. (Æ)	2,800	73
Jarden Corp.	1,165	37
Kohl's Corp. (Æ)(Û)	779	42
Lamar Advertising Co. Class A (Æ)	1,581	48
Leggett & Platt, Inc. (Û)	2,593	49
Limited Brands, Inc.	908	20
Mattel, Inc. (Û)	2,409	53
Newell Rubbermaid, Inc. (Û)	5,978	82
NVR, Inc. (Æ)(Û)	104	74
OfficeMax, Inc. (Æ)	522	8
Penske Auto Group, Inc. (Æ)(Û)	5,103	74
Ross Stores, Inc. (Û)	1,685	82
Scholastic Corp.	602	18
Sears Holdings Corp. (Æ)	197	19
Staples, Inc.	1,079	28
Starbucks Corp. (Æ)(Û)	3,820	87
Whirlpool Corp.	204	17
Wyndham Worldwide Corp. (Û)	3,431	79
		1,728
Consumer Staples - 7.5%
Archer-Daniels-Midland Co. (Û)	463	14
Coca-Cola Co. (The) (Û)	684	36
Coca-Cola Enterprises, Inc.	2,594	66
Estee Lauder Cos., Inc. (The) Class A	1,404	84
General Mills, Inc. (Û)	250	18
Herbalife, Ltd.	1,786	72
HJ Heinz Co.	232	11
Kimberly-Clark Corp. (Û)	321	19
PepsiCo, Inc. (Û)	268	17
Philip Morris International, Inc. (Û)	944	46
Procter & Gamble Co. (The) (Û)	996	63
Smithfield Foods, Inc. (Æ)	1,975	34
Wal-Mart Stores, Inc. (Û)	1,078	58
		538

	Principal Amount ($) or Shares	Market Value $
Energy - 10.9%
Cameron International Corp. (Æ)(Û)	401	17
Chevron Corp. (Û)	420	30
EXCO Resources, Inc. (Û)	3,954	75
Exxon Mobil Corp. (Û)	2,392	156
Nabors Industries, Ltd. (Æ)	776	17
National Oilwell Varco, Inc. (Û)	2,259	98
Occidental Petroleum Corp. (Û)	593	47
Oceaneering International, Inc. (Æ)(Û)	1,232	74
Oil States International, Inc. (Æ)(Û)	1,732	75
Schlumberger, Ltd.	912	56
Unit Corp. (Æ)	1,524	66
World Fuel Services Corp. (Û)	2,888	76
		787
Financials - 16.1%
American Express Co. (Û)	2,857	109
Ameriprise Financial, Inc.	528	21
Annaly Capital Management, Inc. (ö)(Û)	4,713	87
Apollo Investment Corp.	2,529	29
Bank of America Corp. (Û)	3,931	66
Bank of New York Mellon Corp. (The) (Û)	758	22
Berkshire Hathaway, Inc. Class B (Æ)	455	36
Capital One Financial Corp.	393	15
Cash America International, Inc. (Û)	1,103	42
East West Bancorp, Inc.	1,841	32
Goldman Sachs Group, Inc. (The)	681	106
JPMorgan Chase & Co. (Û)	4,199	176
M&T Bank Corp.	168	13
New York Community Bancorp, Inc.	3,204	50
PNC Financial Services Group, Inc. (Û)	1,113	60
Prosperity Bancshares, Inc. (Û)	1,250	52
Prudential Financial, Inc. (Û)	1,659	87
Wells Fargo & Co. (Û)	5,622	154
		1,157
Health Care - 20.7%
Abbott Laboratories (Û)	1,084	59
Amedisys, Inc. (Æ)	554	32
American Medical Systems Holdings, Inc. (Æ)(Û)	2,944	53
AmerisourceBergen Corp.	655	18
Cardinal Health, Inc.	655	22
Community Health Systems, Inc. (Æ)(Û)	2,085	71
Cooper Cos., Inc. (The)	1,699	68
Coventry Health Care, Inc. (Æ)(Û)	3,057	71
Covidien PLC	348	17
Emergency Medical Services Corp. Class A (Æ)	1,232	64
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	2,962	67
Forest Laboratories, Inc. (Æ)(Û)	2,668	80

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hospira, Inc. (Æ)(Û)	1,599	84
Humana, Inc. (Æ)	425	20
Johnson & Johnson (Û)	935	59
Kinetic Concepts, Inc. (Æ)(Û)	1,949	82
Life Technologies Corp. (Æ)(Û)	1,349	68
Lincare Holdings, Inc. (Æ)	187	8
McKesson Corp. (Û)	1,386	82
Medco Health Solutions, Inc. (Æ)(Û)	1,514	96
Medtronic, Inc. (Û)	915	40
Merck & Co., Inc.	430	16
Pfizer, Inc. (Û)	9,893	174
Thermo Fisher Scientific, Inc. (Æ)(Û)	246	12
UnitedHealth Group, Inc. (Û)	1,635	55
Valeant Pharmaceuticals International (Æ)(Û)	2,075	77
		1,495
Industrials - 16.3%
Career Education Corp. (Æ)	1,457	41
Carlisle Cos., Inc. (Û)	1,839	63
Cummins, Inc.	369	21
Eaton Corp. (Û)	1,394	95
EMCOR Group, Inc. (Æ)(Û)	1,775	41
General Dynamics Corp. (Û)	293	21
General Electric Co. (Û)	12,149	195
Hubbell, Inc. Class B (Û)	1,611	76
Illinois Tool Works, Inc. (Û)	2,114	96
Ingersoll-Rand PLC (Û)	2,459	78
Lennox International, Inc.	365	15
Manpower, Inc. (Û)	1,462	75
Oshkosh Corp. (Æ)(Û)	2,174	83
Parker Hannifin Corp.	1,357	82
Raytheon Co. (Û)	295	17
Ryder System, Inc. (Û)	282	10
Snap-On, Inc.	337	14
Southwest Airlines Co.	3,298	42
Toro Co. (Û)	356	16
United Parcel Service, Inc. Class B (Û)	701	41
United Technologies Corp. (Û)	545	37
Woodward Governor Co.	605	17
		1,176
Information Technology - 26.0%
Apple, Inc. (Æ)(Û)	763	156
Broadridge Financial Solutions, Inc. (Û)	1,997	42
Cisco Systems, Inc. (Æ)(Û)	5,126	125
Computer Sciences Corp. (Æ)(Û)	1,116	58
Dell, Inc. (Æ)(Û)	4,431	59
EMC Corp. (Æ)(Û)	3,893	68
Global Payments, Inc. (Û)	1,444	62
Google, Inc. Class A (Æ)(Û)	98	52

	Principal Amount ($) or Shares	Market Value $
Hewitt Associates, Inc. Class A (Æ)	621	23
Hewlett-Packard Co. (Û)	3,227	164
Ingram Micro, Inc. Class A (Æ)(Û)	2,374	42
Intel Corp. (Û)	2,988	61
International Business Machines Corp. (Û)	1,547	197
Microsoft Corp. (Û)	8,189	235
Oracle Corp. (Û)	5,644	139
Plantronics, Inc. (Û)	1,343	38
Symantec Corp. (Æ)	1,460	24
Tech Data Corp. (Æ)(Û)	1,874	80
Teradata Corp. (Æ)(Û)	1,553	47
Texas Instruments, Inc. (Û)	945	23
Unisys Corp. (Æ)	556	19
VeriFone Holdings, Inc. (Æ)(Û)	3,609	70
Western Digital Corp. (Æ)(Û)	1,788	69
Xerox Corp.	2,340	22
		1,875
Materials - 3.9%
Lubrizol Corp.	186	15
Nalco Holding Co.	2,133	49
Reliance Steel & Aluminum Co.	288	13
RPM International, Inc.	2,693	52
Silgan Holdings, Inc. (Û)	392	22
Solutia, Inc. (Æ)(Û)	3,397	48
Walter Energy, Inc. Class A (Û)	1,021	80
		279
Telecommunication Services - 1.3%
AT&T, Inc. (Û)	2,875	71
Verizon Communications, Inc. (Û)	304	9
Windstream Corp.	1,544	16
		96
Utilities - 3.0%
American Electric Power Co., Inc.	344	12
Constellation Energy Group, Inc. (Û)	2,298	81
DTE Energy Co. (Û)	1,850	80
TECO Energy, Inc. (Û)	2,684	41
		214
Total Common Stocks (cost $8,124)		9,345
Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	28,512	29
Total Short-Term Investments (cost $29)		29
Total Investments - 130.1% (identified cost $8,153)		9,374

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 28, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (30.2%)
Consumer Discretionary - (5.1%)
Coinstar, Inc. (Æ)	(1,595)	(47)
Jack in the Box, Inc. (Æ)	(1,564)	(33)
Las Vegas Sands Corp. (Æ)	(3,200)	(53)
Liberty Media Corp. - Starz Series A (Æ)	(741)	(38)
O'Reilly Automotive, Inc. (Æ)	(1,316)	(52)
Orient-Express Hotels, Ltd. Class A (Æ)	(2,466)	(28)
Penn National Gaming, Inc. (Æ)	(559)	(13)
WMS Industries, Inc. (Æ)	(1,285)	(49)
Wynn Resorts, Ltd. (Æ)	(875)	(56)
		(369)
Energy - (3.1%)
Bill Barrett Corp. (Æ)	(909)	(31)
Holly Corp.	(291)	(7)
Massey Energy Co.	(1,021)	(44)
McMoRan Exploration Co. (Æ)	(3,072)	(53)
Patriot Coal Corp. (Æ)	(3,038)	(51)
Penn Virginia Corp.	(1,533)	(39)
		(225)
Financials - (3.0%)
American Campus Communities, Inc. (ö)	(1,937)	(53)
CB Richard Ellis Group, Inc. Class A (Æ)	(2,861)	(37)
Cincinnati Financial Corp.	(1,178)	(32)
Post Properties, Inc. (ö)	(2,006)	(39)
ProLogis (ö)	(4,007)	(52)
		(213)
Health Care - (4.4%)
AMAG Pharmaceuticals, Inc. (Æ)	(1,303)	(50)
Brookdale Senior Living, Inc. (Æ)	(2,078)	(37)
Dendreon Corp. (Æ)	(1,155)	(36)
HMS Holdings Corp. (Æ)	(348)	(16)
Illumina, Inc. (Æ)	(1,353)	(49)
Masimo Corp. (Æ)	(838)	(23)
Meridian Bioscience, Inc.	(731)	(16)
Salix Pharmaceuticals, Ltd. (Æ)	(1,707)	(49)
Wright Medical Group, Inc. (Æ)	(2,237)	(38)
		(314)
Industrials - (6.7%)
AGCO Corp. (Æ)	(1,636)	(56)
American Superconductor Corp. (Æ)	(1,538)	(43)
AMR Corp. (Æ)	(4,910)	(45)
Continental Airlines, Inc. Class B (Æ)	(1,370)	(28)

	Principal Amount ($) or Shares	Market Value $
Curtiss-Wright Corp.	(500)	(16)
Geo Group, Inc. (The) (Æ)	(1,043)	(21)
Kaydon Corp.	(1,473)	(48)
KBR, Inc.	(2,653)	(55)
Korn/Ferry International (Æ)	(1,078)	(18)
Louisiana-Pacific Corp. (Æ)	(2,037)	(16)
Monster Worldwide, Inc. (Æ)	(3,527)	(49)
Terex Corp. (Æ)	(2,576)	(50)
USG Corp. (Æ)	(2,888)	(39)
		(484)
Information Technology - (2.9%)
Brocade Communications Systems, Inc. (Æ)	(7,604)	(44)
Cadence Design Systems, Inc. (Æ)	(2,455)	(14)
Concur Technologies, Inc. (Æ)	(337)	(13)
Electronic Arts, Inc. (Æ)	(2,895)	(48)
NCR Corp. (Æ)	(2,923)	(37)
Take-Two Interactive Software, Inc. (Æ)	(5,413)	(52)
		(208)
Materials - (3.1%)
AK Steel Holding Corp.	(1,864)	(40)
Coeur d'Alene Mines Corp. (Æ)	(3,562)	(52)
Eagle Materials, Inc.	(1,007)	(24)
Olin Corp.	(2,497)	(44)
Royal Gold, Inc.	(930)	(42)
United States Steel Corp.	(399)	(21)
		(223)
Telecommunication Services - (1.4%)
Leap Wireless International, Inc. (Æ)	(3,414)	(49)
MetroPCS Communications, Inc. (Æ)	(7,994)	(49)
		(98)
Utilities - (0.5%)
RRI Energy, Inc. (Æ)	(9,143)	(39)
Total Securities Sold Short (proceeds $2,157)		(2,173)
Other Assets and Liabilities, Net - 0.1%		4
Net Assets - 100.0%		7,205

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Porfolio Holdings — February 28, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net
Categories	Level 1	Level 2	Level 3	Total	Assets
Consumer Discretionary	$1,728	$—	$—	$1,728	24.0
Consumer Staples	538	—	—	538	7.5
Energy	787	—	—	787	10.9
Financials	1,157	—	—	1,157	16.1
Health Care	1,495	—	—	1,495	20.7
Industrials	1,176	—	—	1,176	16.3
Information Technology	1,875	—	—	1,875	26.0
Materials	279	—	—	279	3.9
Telecommunication Services	96	—	—	96	1.3
Utilities	214		—	214	3.0
Short-Term Investments	29			29	0.4
Total Investments	9,374	—	—	9,374	130.1
Securities Sold Short	(2,173)	—	—	(2,173)	(30.2)
Other Assets and Liabilities, Net					0.1
					100.0
For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 28, 2010 (Unaudited)

Footnotes:

(Æ)  Non-income producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(Ω)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(û)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA
Equity Funds

Statements of Assets and Liabilities — February 28, 2010 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Assets
Investments, at identified cost	$79,589	$12,855	$60,214	$162,245
Investments, at market*	95,011	14,369	75,848	163,366
Cash (restricted)	—	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—
Receivables:
Dividends and interest	234	8	43	325
Investments sold	665	298	470	—
Fund shares sold	43	9	71	11
From Advisor	—	14	16	—
Daily variation margin on future contracts	—	—	—	2
Prepaid expenses	8	10	8	8
Total assets	95,961	14,708	76,456	163,712
Liabilities
Payables:
Due to Custodian	307	—	6	—
Investments purchased	—	306	—	—
Fund shares redeemed	341	9	96	1
Accrued fees to affiliates	40	33	64	50
Other accrued expenses	30	19	24	32
Dividends for securities sold short	—	—	—	—
Securities sold short, at market value**	—	—	—	—
Payable upon return of securities loaned	3,692	2,822	13,388	28,236
Total liabilities	4,410	3,189	13,578	28,319
Net Assets	$91,551	$11,519	$62,878	$135,393
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$306	$(19)	$512	$569
Accumulated net realized gain (loss)	(92,388)	(25,802)	(39,340)	(35,049)
Unrealized appreciation (depreciation) on:
Investments	15,422	1,514	15,634	1,121
Futures contracts	3	—	—	12
Securities sold short**	—	—	—	—
Shares of beneficial interest	11	1	7	16
Additional paid-in capital	168,197	35,825	86,065	168,724
Net Assets	$91,551	$11,519	$62,878	$135,393
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$8.32	$16.38	$8.46	$8.54
Net assets	$91,551,272	$10,946,817	$62,877,554	$135,393,043
Shares outstanding ($.001 par value)	11,008,312	668,256	7,431,506	15,860,194
Net asset value per share: Class R***	$—	$16.31	$—	$—
Net assets	$—	$572,051	$—	$—
Shares outstanding ($.001 par value)	—	35,076	—	—
Amounts in thousands
* Securities on loan included in investments	$3,629	$2,731	$13,112	$28,265
** Proceeds on securities sold short	$—	$—	$—	$—
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

Amounts in thousands	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund
Assets
Investments, at identified cost	$25,098	$4,369	$8,153
Investments, at market*	28,634	4,800	9,374
Cash (restricted)	4	—	—
Deposits with brokers for securities sold short**	—	1,287	10
Receivables:
Dividends and interest	19	7	12
Investments sold	—	90	983
Fund shares sold	1	—	—
From Advisor	19	60	13
Daily variation margin on future contracts	—	—	—
Prepaid expenses	10	9	—
Total assets	28,687	6,253	10,392
Liabilities
Payables:
Due to Custodian	—	—	—
Investments purchased	—	58	968
Fund shares redeemed	199	2	1
Accrued fees to affiliates	38	15	18
Other accrued expenses	22	20	25
Dividends for securities sold short	—	2	2
Securities sold short, at market value**	—	1,398	2,173
Payable upon return of securities loaned	—	—	—
Total liabilities	259	1,495	3,187
Net Assets	$28,428	$4,758	$7,205
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$91	$(11)	$(9)
Accumulated net realized gain (loss)	(15,294)	(3,934)	(3,537)
Unrealized appreciation (depreciation) on:
Investments	3,536	431	1,221
Futures contracts	1	—	—
Securities sold short**	—	(1)	(16)
Shares of beneficial interest	3	—	1
Additional paid-in capital	40,091	8,273	9,545
Net Assets	$28,428	$4,758	$7,205
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$8.24	$9.63	$8.04
Net assets	$28,428,078	$4,757,996	$7,204,500
Shares outstanding ($.001 par value)	3,449,157	494,314	896,004
Net asset value per share: Class R***	$—	$—	$—
Net assets	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—
Amounts in thousands
* Securities on loan included in investments	$—	$—	$—
** Proceeds on securities sold short	$—	$1,397	$2,157
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities

SSgA
Equity Funds

Statements of Operations — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Disciplined Equity Fund		Small Cap Fund	Tuckerman Active REIT Fund	IAM SHARES Fund
Investment Income
Dividends	$1,012		$76	$1,544	$1,346
Dividends from affiliated money market fund	—		—	—	—
Securities lending income	8		8	18	39
Total investment income	1,020		84	1,562	1,385
Expenses
Advisory fees	118		43	212	164
Administrative fees	30		17	25	36
Custodian fees	37		33	22	25
Distribution fees	88		7	58	23
Distribution fees - Class R	—		— *	—	—
Transfer agent fees	18		33	34	16
Professional fees	27		16	20	24
Registration fees	8		14	9	10
Shareholder servicing fees	13		4	19	16
Shareholder servicing fees - Class R	—		2	—	—
Trustees' fees	7		6	7	8
Insurance fees	1		— *	1	1
Printing fees	7		3	10	8
Dividends from securities sold short	—		—	—	—
Miscellaneous	5		4	4	11
Expenses before reductions	359		182	421	342
Expense reductions	—	*	(79)	(95)	— *
Net expenses	359		103	326	342
Net investment income (loss)	661		(19)	1,236	1,043
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	5,531		919	142	(1,087)
Futures contracts	(8)		—	—	659
Securities sold short	—		—	—	—
Net realized gain (loss)	5,523		919	142	(428)
Net change in unrealized appreciation (depreciation) on:
Investments	1,847		(106)	8,125	11,083
Futures contracts	6		—	—	(314)
Securities sold short	—		—	—	—
Net change in unrealized appreciation (depreciation)	1,853		(106)	8,125	10,769
Net realized and unrealized gain (loss)	7,376		813	7,983	10,341
Net Increase (Decrease) in Net Assets from Operations	$8,037		$794	$9,219	$11,384

*  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

Amounts in thousands	Enhanced Small Cap Fund		Directional Core Equity Fund	Core Edge Equity Fund
Investment Income
Dividends	$197		$36	$58
Dividends from affiliated money market fund	—		—	1
Securities lending income	—		—	—
Total investment income	197		36	59
Expenses
Advisory fees	63		31	43
Administrative fees	19		16	16
Custodian fees	54		14	24
Distribution fees	25		2	1
Distribution fees - Class R	—		—	—
Transfer agent fees	16		15	12
Professional fees	21		17	22
Registration fees	10		9	10
Shareholder servicing fees	4		5	1
Shareholder servicing fees - Class R	—		—	—
Trustees' fees	6		6	6
Insurance fees	—	*	— *	— *
Printing fees	2		1	— *
Dividends from securities sold short	—		7	13
Miscellaneous	3		2	2
Expenses before reductions	223		125	150
Expense reductions	(117)		(78)	(82)
Net expenses	106		47	68
Net investment income (loss)	91		(11)	(9)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	955		689	616
Futures contracts	15		—	—
Securities sold short	—		(279)	(290)
Net realized gain (loss)	970		410	326
Net change in unrealized appreciation (depreciation) on:
Investments	2,158		(319)	154
Futures contracts	1		—	—
Securities sold short	—		187	(26)
Net change in unrealized appreciation (depreciation)	2,159		(132)	128
Net realized and unrealized gain (loss)	3,129		278	454
Net Increase (Decrease) in Net Assets from Operations	$3,220		$267	$445

See accompanying notes which are an integral part of the financial statements.

Statements of Operations

SSgA
Equity Funds

Statements of Changes in Net Assets

	Disciplined Equity Fund		Small Cap Fund		Tuckerman Active REIT Fund		IAM SHARES Fund
Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$661	$2,459	$(19)	$(55)	$1,236	$2,950	$1,043	$3,017
Net realized gain (loss)	5,523	(38,876)	919	(9,683)	(142)	(38,844)	(428)	(18,640)
Net change in unrealized appreciation (depreciation)	1,853	3,804	(106)	580	8,125	(30,407)	10,769	(30,105)
Net increase (decrease) in net assets from operations	8,037	(32,613)	794	(9,158)	9,219	(66,301)	11,384	(45,728)
Distributions
From net investment income
Institutional Class	(743)	(2,767)	—	—	(1,067)	(2,866)	(1,020)	(3,354)
Class R	—	—	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	—	—	—	(7,357)	—	—
Class R	—	—	—	—	—	—	—	—
Net decrease in net assets from distributions	(743)	(2,767)	—	—	(1,067)	(10,223)	(1,020)	(3,354)
Share Transactions
Net increase (decrease) in net assets from share transactions	(14,537)	(16,191)	(793)	(6,278)	(20,785)	(6,249)	1,076	(26,916)
Total Net Increase (Decrease) in Net Assets	(7,243)	(51,571)	1	(15,436)	(12,633)	(82,773)	11,440	(75,998)
Net Assets
Beginning of period	98,794	150,365	11,518	26,954	75,511	158,284	123,953	199,951
End of period	$91,551	$98,794	$11,519	$11,518	$62,878	$75,511	$135,393	$123,953
Undistributed (overdistributed) net investment income included in net assets	$306	$388	$(19)	$(73)	$512	$343	$569	$546

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	Enhanced Small Cap Fund		Directional Core Equity Fund		Core Edge Equity Fund
Amounts in thousands	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Fiscal Year Ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91	$236	$(11)	$(33)	$(9)	$—
Net realized gain (loss)	970	(11,278)	410	(1,191)	326	(2,915)
Net change in unrealized appreciation (depreciation)	2,159	2,137	(132)	164	128	818
Net increase (decrease) in net assets from operations	3,220	(8,905)	267	(1,060)	445	(2,097)
Distributions
From net investment income
Institutional Class	(229)	(343)	—	(175)	—	(2)
Class R	—	—	—	—	—	—
From net realized gain
Institutional Class	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Net decrease in net assets from distributions	(229)	(343)	—	(175)	—	(2)
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,877)	(5,426)	(684)	(3,439)	133	(481)
Total Net Increase (Decrease) in Net Assets	1,114	(14,674)	(417)	(4,674)	578	(2,580)
Net Assets
Beginning of period	27,314	41,988	5,175	9,849	6,627	9,207
End of period	$28,428	$27,314	$4,758	$5,175	$7,205	$6,627
Undistributed (overdistributed) net investment income included in net assets	$91	$228	$(11)	$—	$(9)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

SSgA
Equity Funds

Statement of Cash Flows — For the Period Ended February 28, 2010 (Unaudited)

Amounts in thousands	Core Edge Equity Fund
Increase (decrease) in Cash
Cash flows from operating activities
Net decrease in net assets from operations	$445
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investment securities	(9,241)
Proceeds from disposition of investment securities	9,144
Increase in deposits with brokers for securities sold short	(10)
Increase in receivables for dividends and interest	(2)
Increase in receivables for investments sold	(983)
Increase in receivables from Adviser	—
Decrease in Restricted Cash	2
Decrease in payables for investments purchased	968
Decrease in payables for accrued fees to affiliates	(1)
Decrease in payables for other accrued expenses	(2)
Decrease in payables for dividends from securities sold short	—
Change in unrealized appreciation on securities on investments	(128)
Net realized gain on investments	(326)
Net cash provided by operating activities	$(134)
Cash flows from financing activities
Proceeds from shares sold	497
Payment on shares redeemed	(364)
Cash distributions paid	—
Net cash used in financing activities	133
Net increase in cash	—
Cash
Beginning balance	—
Ending balance	$—

Non cash financing activities not included herein consist of reinvestments of distributions and acquisition of Core Edge Equity Fund's net assets are $261.

*  The Core Edge Equity Fund is the only Fund presented herein required to prepare a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

Statement of Cash Flows

This page has been intentionally left blank.

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 28, 2010*	7.72	.06	.60	.66	(.06)	—	(.06)
August 31, 2009	9.99	.17	(2.25)	(2.08)	(.19)	—	(.19)
August 31, 2008	11.83	.19	(1.85)	(1.66)	(.18)	—	(.18)
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
Small Cap Fund
Insititutional Class
February 28, 2010*	15.31	(.03)	1.10	1.07	—	—	—
August 31, 2009	22.14	(.06)	(6.77)	(6.83)	—	—	—
August 31, 2008	30.06	(.08)	(4.75)	(4.83)	(.03)	(3.06)	(3.09)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
Class R
February 28, 2010*	15.22	(.01)	1.10	1.09	—	—	—
August 31, 2009	21.99	(.03)	(6.74)	(6.77)	—	—	—
August 31, 2008	29.87	(.11)	(4.71)	(4.82)	—	(3.06)	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
Tuckerman Active REIT Fund
February 28, 2010*	7.48	.15	.96	1.11	(.13)	—	(.13)
August 31, 2009	14.00	.28	(5.80)	(5.52)	(.27)	(.73)	(1.00)
August 31, 2008	19.58	.26	(1.31)	(1.05)	(.24)	(4.29)	(4.53)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 28, 2010*	8.32	8.62	91,551	.76	.76	.69	14
August 31, 2009	7.72	(20.56)	98,794	.63	.63	2.47	118
August 31, 2008	9.99	(14.13)	150,365	.51	.51	1.69	70
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	53
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	44
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	34
Small Cap Fund
Insititutional Class
February 28, 2010*	16.38	6.99	10,947	1.80	3.16	(.17)	96
August 31, 2009	15.31	(30.85)	10,906	1.81	2.70	(.39)	235
August 31, 2008	22.14	(17.93)	25,927	1.38	1.38	(.35)	159
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	125
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	83
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	84
Class R
February 28, 2010*	16.31	7.16	572	1.60	3.65	(.07)	96
August 31, 2009	15.22	(30.79)	612	1.60	3.18	(.21)	235
August 31, 2008	21.99	(18.05)	1,027	1.60	1.86	(.49)	159
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	125
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	83
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	84
Tuckerman Active REIT Fund
February 28, 2010*	8.46	14.96	62,878	1.00	1.29	1.88	16
August 31, 2009	7.48	(39.82)	75,511	1.00	1.29	3.88	55
August 31, 2008	14.00	(6.47)	158,284	1.00	1.10	1.73	35
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	35

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
IAM SHARES Fund
February 28, 2010*	7.88	.07	.65	.73	.06	—	.06
August 31, 2009	9.89	.17	(1.99)	(1.82)	(.19)	—	(.19)
August 31, 2008	11.37	.19	(1.49)	(1.30)	(.18)	—	(.18)
August 31, 2007	9.98	.17	1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15	.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16	.76	.92	(.14)	—	(.14)
Enhanced Small Cap Fund
February 28, 2010*	7.42	.03	.85	.88	(.06)	—	(.06)
August 31, 2009	10.01	.06	(2.56)	(2.50)	(.09)	—	(.09)
August 31, 2008	11.79	.08	(1.38)	(1.30)	(.06)	(.42)	(.48)
August 31, 2007	11.72	.10	.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04	.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (1)	10.00	.02	.83	.85	—	—	—
Directional Core Equity Fund
February 28, 2010*	9.15	(.03)	.51	.48	—	—	—
August 31, 2009	10.14	(.04)	(.75)	(.79)	(.20)	—	(.20)
August 31, 2008	12.09	.09	(1.90)	(1.81)	(.14)	—	(.14)
August 31, 2007	11.54	.20	.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11	.85	.96	(.05)	—	(.05)
August 31, 2005 (2)	10.00	.02	.61	.63	—	—	—
Core Edge Equity Fund
February 28, 2010*	7.55	(.01)	.50	.49	— (b)	—	— (b)
August 31, 2009	9.50	— (b)	(1.95)	(1.95)	— (b)	—	— (b)
August 31, 2008 (3)	10.00	— (b)	(.50)	(.50)	—	—	—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
IAM SHARES Fund
February 28, 2010*	8.54	9.25	135,393	.52		.52	1.59	2
August 31, 2009	7.88	(18.15)	123,953	.54		.54	2.39	5
August 31, 2008	9.89	(11.52)	199,951	.46		.46	1.80	2
August 31, 2007	11.37	15.74	229,937	.45		.45	1.56	6
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13
Enhanced Small Cap Fund
February 28, 2010*	8.24	11.95	28,428	.75		1.58	.32	37
August 31, 2009	7.42	(24.91)	27,314	.75		1.48	.85	101
August 31, 2008	10.01	(11.54)	41,988	.75		1.09	.78	93
August 31, 2007	11.79	7.49	42,724	.75		1.15	.81	49
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	76
August 31, 2005 (1)	10.85	8.50	14,114	.75		2.73	.54	24
Directional Core Equity Fund
February 28, 2010*	9.63	5.25	4,758	1.90	(f)	5.07	(.55)	113
August 31, 2009	9.15	(7.63)	5,175	1.85	(f)	4.39	(.52)	185
August 31, 2008	10.14	(15.10)	9,849	1.86	(f)	2.74	.79	114
August 31, 2007	12.09	6.65	41,815	1.72	(f)	2.16	1.59	185
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108
August 31, 2005 (2)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95
Core Edge Equity Fund
February 28, 2010*	8.04	6.49	7,205	1.97	(f)	4.35	(.25)	64
August 31, 2009	7.55	(20.51)	6,627	1.93	(f)	4.44	.01	208
August 31, 2008 (3)	9.50	(5.00)	9,207	1.86	(f)	2.98	(.03)	125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Notes

Notes to Financial Highlights — February 28, 2010 (Unaudited)

*  For the six months ended February 28, 2010 (Unaudited).

(1)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(2)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(3)  For the period December 17, 2007 (commencement of operations) to August 31, 2008.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

Notes to Financial Highlights

SSgA
Equity Funds

Notes to Financial Statements — February 28, 2010 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, comprised of 21 investment portfolios that were in operation as of February 28, 2010. These financial statements report on 7 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund, each a "Fund" and collectively referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price established on the exchange on which they are traded. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) State Street Bank and Trust Company (the "Custodian"), or Russell Fund Services Company (the "Administrator"), determines that a market quotation is inaccurate.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

be reflected in the Investment Company's calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 — quoted prices (unadjusted) in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The levels associated with valuing the Funds' investments for the period ended February 28, 2010 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This required each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2010, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statue of limitations remains open to examine the Funds' U.S. tax returns filed August 31, 2007 through August 31, 2009, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

At August 31, 2009, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2015	08/31/2016	08/31/2017	Total
Disciplined Equity	$12,729,043	$18,406,161	$19,079,919	$—	$—	$—	$13,892,182	$64,107,305
Small Cap	—	—	—	—	—	950,872	17,330,773	18,281,645
Tuckerman Active REIT	—	—	—	—	—	—	8,151,662	8,151,662
IAM SHARES	1,240,367	8,639,128	1,396,175	859,207	—	2,796,414	1,248,239	16,179,530
Enhanced Small Cap	—	—	—	—	—	639,875	5,570,057	6,209,932
Directional Core Equity	—	—	—	—	217,099	426,008	2,601,456	3,244,563
Core Edge Equity	—	—	—	—	—	—	1,054,893	1,054,893

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$85,654,674	$12,876,129	$60,412,528	$162,641,608	$25,277,767	$4,417,412	$8,449,189
Gross Tax Unrealized Appreciation	10,423,326	1,717,327	19,044,476	19,577,021	4,825,202	424,299	1,003,244
Gross Tax Unrealized Depreciation	(1,067,037)	(224,911)	(3,608,988)	(18,852,699)	(1,468,569)	(41,769)	(77,968)
Net Tax Unrealized Appreciation/ (Depreciation)	$9,356,289	$1,492,416	$15,435,488	$724,322	$3,356,633	$382,530	$925,276

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2008 to August 31, 2009, and treat it as arising in the fiscal year 2010. As of August 31, 2009, the Funds realized a capital loss as follows:

Disciplined Equity	$27,384,208
Small Cap	8,415,255
Tuckerman Active REIT	29,950,864
IAM SHARES	17,724,745
Enhanced Small Cap	9,735,383
Directional Core Equity	1,035,119
Core Edge Equity	2,456,346

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Tuckerman Active REIT	Monthly
IAM SHARES	Quarterly
Enhanced Small Cap	Annually
Directional Core Equity	Annually
Core Edge Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Most expenses can be directly attributed to a fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments as shown the Statement of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Disciplined Equity Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts*	Equity Contracts*	Equity Contracts*
Asset Derivatives
Daily variation margin on futures contracts	$3	$12	$1
Liability Derivatives
Daily variation margin on futures contracts	$—	$—	$—

*  Includes cumulative appreciation (depreciation) of futures and options contracts as reported in Schedule of Investments.
Only current day's variation margin is reported within the statement of assets & liabilities

The effects of Derivative Instruments on the Statement of Operations for the period ended February 28, 2010 were as follows:

(Amounts in thousands)

	Disciplined Equity Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$(8)	$659	$15
Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$6	$(314)	$1

The Small Cap, Tuckerman Active REIT, Directional Core Equity and Core Edge Equity Funds had no derivative instruments for the period ended February 28, 2010.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of February 28, 2010, the Enhanced Small Cap Fund had a $4,000 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund and the Core Edge Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Funds will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Funds potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Funds may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the period ended February 28, 2010, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$44,899,982	$59,252,773	Enhanced Small Cap	$10,281,472	$12,030,870
Small Cap	10,883,898	11,733,864	Directional Core Equity	7,710,233	8,433,687
Tuckerman Active REIT	10,518,264	31,178,115	Core Edge Equity	8,537,282	8,462,100
IAM SHARES	5,618,122	2,211,510

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company ("State Street", the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2010, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES	$674,670	Pool of US Government and European Government Bonds

4.  Related Parties

Advisor and Affiliates

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Advisor") for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	Enhanced Small Cap	0.45
Small Cap	0.75	Directional Core Equity	1.25
Tuckerman Active REIT	0.65	Core Edge Equity	1.25
IAM SHARES	0.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse both Class R and the Institutional Class in an equal amount to reduce total expenses to the level of the cap in effect for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Small Cap Fund Class R's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and expenses). The total amount of the advisory waiver for the Institutional Class and Class R for the period ended August 29, 2010 was $40,666 and $2,265, respectively. The total amount of reimbursement for the period ended February 29, 2010 was $32,843 for the Institutional Class and $1,836 for Class R. The total amount of distribution fee waiver for Class R for the period ended February 28, 2010 was $2,104. Effective March 1, 2010, the Advisor has contractually agreed to waive up to the full amount of the Small Cap Fund Institutional Class' advisory fees and to reimburse the Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and expenses).

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the period ended February 28, 2010 was $94,675. There were no reimbursements for the period ended February 28, 2010.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and expenses). There were no waivers or reimbursements for the period ended February 28, 2010.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended February 28, 2010 was $63,391. The total amount of reimbursement for the period ended February 28, 2010 was $53,726.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2010 was $30,942. The total amount of reimbursement for the period ended February 28, 2010 was $47,440.

The Advisor has contractually agreed to waive up to the full amount of the Core Edge Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2010 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period ended February 28, 2010 was $43,104. The total amount of reimbursement for the period ended February 28, 2010was $39,045.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2010, $1,901,698 of the Central Fund's net assets represents investments by these Funds, and $60,647,069 represents the investments of other Investment Company funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Funds' advisory fee equal to the advisory fee paid by certain Funds to the Central Fund. In addition, if Central Fund shares sold to and/or redeemed from a participating fund are subject under a 12b-1 Plan to any distribution fee or service fee, the Advisor will waive its advisory fee for each participatory fund, in an amount that offsets the amount of such fee incurred by the participating fund. For the period ended February 28, 2010, the total advisory fees waived were as follows:

Funds	Amount Paid
Disciplined Equity	$29
Small Cap	10
Tuckerman Active REIT	6
IAM SHARES	220
Enhanced Small Cap	29
Directional Core Equity	15
Core Edge Equity	20

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
IAM SHARES	$2
Enhanced Small Cap	1

Securities Lending

For the period September 1, 2009 through February 28, 2010, State Street earned securities lending agent fees as follows:

Funds	Agent Fees Earned
Disciplined Equity	$1,280
Small Cap	1,623
Tuckerman Active REIT	2,630
IAM SHARES	6,137

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an administration agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). The annual fee is based on the following percentages of the average daily net assets of all seven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per Fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement dated March 1, 2002, as amended, between the Investment Company and the Distributor to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services") and High Net Worth Services Division of State Street ("High Net Worth Services") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended February 28, 2010, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets
Disciplined Equity	$11,801	$495
Small Cap	1,355	348
Tuckerman Active REIT	8,145	375
IAM SHARES	16,449	9
Enhanced Small Cap	3,522	—
Directional Core Equity	619	—
Core Edge Equity	862	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2010.

Class R

The Investment Company has a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries.

The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2010.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended February 28, 2010, the Small Cap Fund paid $151.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2010 were as follows:

	Disciplined Equity	Small Cap	Tuckerman Active REIT	IAM SHARES	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Advisory fees	$17,368	$6,366	$30,769	$25,530	$9,703	$4,582	$6,720
Administration fees	4,954	3,438	3,906	5,661	2,840	2,495	2,550
Custodian fees	5,097	5,303	1,048	2,996	16,388	426	2,837
Distribution fees	1,551	2,437	3,371	5,646	—	553	249
Shareholder servicing fees	1,965	2,154	5,227	2,557	546	92	134
Transfer agent fees	7,164	10,994	17,555	5,158	6,708	5,115	3,992
Trustees' fees	2,162	1,862	2,069	2,231	1,917	1,837	1,841
	$40,261	$32,554	$63,945	$49,779	$38,102	$15,100	$18,323

Beneficial Interest

As of February 28, 2010, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Disciplined Equity	1	91.6
Small Cap	2	42.4
Tuckerman Active REIT	2	68.5
IAM SHARES	1	92.4
Enhanced Small Cap	1	93.9
Core Edge Equity	2	93.4

There were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Directional Core Equity Fund.

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Proceeds from shares sold	89	2,933	$723	$19,844
Proceeds from reinvestment of distributions	95	81	743	579
Payments for shares redeemed	(1,976)	(5,265)	(16,003)	(36,614)
Total net increase (decrease)	(1,792)	(2,251)	$(14,537)	$(16,191)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Small Cap	February 28, 2010	August 31, 2009	February 28, 2010	August 31, 2009
Institutional Class
Proceeds from shares sold	35	126	$560	$1,835
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(79)	(585)	(1,270)	(7,980)
	(44)	(459)	(710)	(6,145)
Class R
Proceeds from shares sold	3	29	$41	$413
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(8)	(35)	(124)	(546)
	(5)	(6)	(83)	(133)
Total net increase (decrease)	(49)	(465)	$(793)	$(6,278)
Tuckerman Active REIT
Proceeds from shares sold	807	5,046	$6,524	$39,574
Proceeds from reinvestment of distributions	137	1,192	1,056	9,834
Payments for shares redeemed	(3,606)	(7,452)	(28,365)	(55,657)
Total net increase (decrease)	(2,662)	(1,214)	$(20,785)	$(6,249)
IAM SHARES
Proceeds from shares sold	22	62	$181	$437
Proceeds from reinvestment of distributions	127	477	1,019	3,322
Payments for shares redeemed	(15)	(5,035)	(124)	(30,675)
Total net increase (decrease)	134	(4,496)	$1,076	$(26,916)
Enhanced Small Cap
Proceeds from shares sold	188	1,325	$1,468	$7,728
Proceeds from reinvestment of distributions	29	7	229	48
Payments for shares redeemed	(450)	(1,843)	(3,574)	(13,202)
Total net increase (decrease)	(233)	(511)	$(1,877)	$(5,426)
Directional Core Equity
Proceeds from shares sold	82	73	$787	$609
Proceeds from reinvestment of distributions	—	19	—	164
Payments for shares redeemed	(154)	(497)	(1,471)	(4,212)
Total net increase (decrease)	(72)	(405)	$(684)	$(3,439)
Core Edge Equity
Proceeds from shares sold	64	311	$497	$2,163
Proceeds from reinvestment of distributions	—	—	—	2
Payments for shares redeemed	(46)	(402)	(364)	(2,646)
Total net increase (decrease)	18	(91)	$133	$(481)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 28, 2010 (Unaudited)

6.  Interfund Lending Program

The Funds participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended February 28, 2010, the Funds did not utilize the Interfund Lending Program.

7.  Dividends

On March 1, 2010, the Funds declared the following dividends from net investment income payable on March 5, 2010 to shareholders of record on March 2, 2010.

Funds	Net Investment Income
Disciplined Equity	$0.0191
Tuckerman Active REIT	0.0154
IAM SHARES	0.0333

On April 1, 2010, the Funds declared the following dividends from net investment income payable on April 8, 2010 to shareholders of record April 5, 2010:

Funds	Net Investment Income
Tuckerman Active REIT	$0.0209

8.  Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities.

9.  Subsequent Events

Management has evaluated events or transactions that may have occurred since February 28, 2010, that would merit recognition or disclosure in the financial statements. This evaluation was completed through April 27, 2010, the date the financial statements were issued. During this review nothing was discovered which would require further disclosure within the financial statements.

Notes to Financial Statements

SSgA
Domestic Equity Funds

Shareholder Requests for Additional Information — February 28, 2010 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 28, 2010 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 21 funds. The first table provides information about trustees who are interested persons. The second table provides information about the independent trustees. The third table provides information about the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2008 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; • 2006 to Present, Trustee, Berea College; and • 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Until December 2008, Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21	Listed under Principal Occupations

Diane B. Glossman Born March 9, 1956 909 A Street Tacoma, WA 98402	Trustee since October 2009	Appointed until successor is duly elected and qualified	• 1998 to Present, Director, A.M. Todd Group, Inc. (flavorings manufacturer); • 2004 to Present, Director, Bucks County SPCA (animal welfare non-profit) (currently, President and member of finance committee); • September 1998 to August 2005, Consultant, Consumer Group, Citigroup (financial services firm); and • Until April 2003, Investment Analyst and Managing Director, UBS (financial services firm) (Retired).	21	Listed under Principal Occupation

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21	Listed under Principal Occupations

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21	Listed under Principal Occupations

Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	Trustee since 1988 Independent Chairman of the Board since January 2009 Member (ex officio), Audit Committee Member (ex officio), Governance Committee Member (ex officio), Valuation Committee Member (ex officio), Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to 2008, Associate Justice, Commonwealth of Massachusetts Superior Court (Retired); • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21	Listed under Principal Occupations

Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21	Listed under Principal Occupations

Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer).	21	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 28, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies); and
• 2009 to Present, President and Principal Executive Officer, State Street Navigator Securities Lending Trust.

Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	Secretary since 2007 and Chief Legal Officer since 2008	Until successor is chosen and qualified by Trustees	• US General Counsel and Assistant Secretary, Frank Russell Company,
• Director and Assistant Secretary, Russell Insurance Agency, Inc.;
• Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company;
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds; and
• Secretary and US General Counsel, Russell Trust Company, Russell Institutional Funds Management LLC.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson

Diane B. Glossman

Shawn C.D. Johnson

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Gregory J. Lyons, Secretary and Chief Legal Officer

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Sandra G. Richardson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

DESAR-02/10 (53090)

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:	April 29, 2010

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	April 29, 2010